UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS
2016 SEMI-ANNUAL REPORT
APRIL 30, 2016
LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2016

Dear Shareholders,

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade. On April 27, 2016, the FOMC decided to maintain short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates.

Conversely, during first quarter 2016, many central banks around the world decided to continue or expand their economic stimulation policies. The Bank of Japan pushed its rates into negative territory and the European Central Bank cut a key rate to zero in March 2016.

China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds outperformed stocks thanks to declining interest rates.

•	For the six months ended April 30, 2016, the American Beacon Large Cap Value Fund (Investor Class) returned -1.70%. The Fund is designed to provide long-term capital appreciation and current income primarily through investments in large market capitalization U.S. stocks.

For the period under review, benchmarks measuring the performance of large-cap domestic stocks outperformed the Fund’s Investor Class: The broad-market S&P 500 Index returned 0.43% and the Russell 1000 Value Index returned 1.93%.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to invest in the asset classes best aligned with their long-term goals.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Investor Class of the Large Cap Value Fund (the “Fund”) returned -1.70% for the six months ended April 30, 2016, underperforming the Russell 1000® Value Index (the “Index”) return of 1.93% for the same period.

Total Returns for the Period ended 4/30/16

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,6)	AADEX	-1.54%	-6.67%	9.01%	5.30%
Y Class (1,2,6)	ABLYX	-1.60%	-6.75%	8.91%	5.24%
Investor Class (1,6)	AAGPX	-1.70%	-6.96%	8.63%	4.97%
Advisor Class (1,6)	AVASX	-1.76%	-7.08%	8.48%	4.79%
A Class with sales charge (1,3,6)	ALVAX	-7.38%	-12.37%	7.21%	4.28%
A Class without sales charge (1,3,6)	ALVAX	-1.72%	-7.02%	8.49%	4.90%
C Class with sales charge (1,4,6)	ALVCX	-3.09%	-8.70%	7.68%	4.44%
C Class without sales charge (1,4,6)	ALVCX	-2.09%	-7.70%	7.68%	4.44%
AMR Class (1,6)	AAGAX	-1.49%	-6.48%	9.28%	5.57%
Russell 1000 Value Index (5)		1.93%	-0.40%	10.13%	5.67%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/06 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/06.
3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/06. A Class shares have a maximum sales charge of 5.75%.
4.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/06. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
5.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
6.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.59%, 0.68%, 0.94%, 1.08%, 0.98%, 1.74%, and 0.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index as both stock selection and sector allocation detracted value relative to the Index for the six-month period.

The Fund’s investments in the Financials, Health Care, and Industrials sectors contributed to most of the stock selection underperformance. In the Financials sector, Metlife Inc. (down 15.2%) and Citigroup Inc. (down 11.8%) were the largest negative contributors. Positions in Valeant Pharmaceuticals International (down 58.8%), Sanofi ADR (down 18.8%) and Johnson & Johnson (up12.3%) detracted from the Fund’s returns in the Health Care sector. In the Industrials sector, the

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

Fund’s position in American Airlines Group Inc. (down 25.0%) contributed to the Fund’s underperformance. The aforementioned negative performance was somewhat offset by good stock selection in the Consumer Staples sector. In this sector, Philip Morris International (up 13.4%) and Imperial Tobacco Group Sponsored ADR (down 3.8%) helped the Fund’s returns.

Sector allocation detracted as a significant overweight in Consumer Discretionary - the worst performing sector in the Index - and an underweight in Utilities (down 3.0% and up 13.1%, respectively), hurt relative performance compared to the Index. The Fund’s underweight position in Financials (down 2.3%) and overweight position in Telecommunication Services (up 14.6%), the best performing sector in the Index, somewhat muted relative underperformance from sector allocation.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

3

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)

Bank of America Corp.		3.4
JPMorgan Chase & Co.		3.2
BP PLC, Sponsored ADR		2.1
Oracle Corp.		2.0
Microsoft Corp.		1.9
General Motors Co.		1.6
Medtronic PLC		1.6
Johnson Controls, Inc.		1.6
Pfizer, Inc.		1.5
Citigroup		3.3

Total Fund Holdings	205

Sector Allocation (% Equities)

Financials		25.8
Industrials		13.2
Energy		12.7
Health Care		12.4
Consumer Discretionary		12.3
Information Technology		9.5
Consumer Staples		5.0
Telecommunication Services		3.6
Utilities		3.0
Materials		2.5

4

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2016 (Unaudited)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 - 4/30/16
Institutional Class
Actual	$1,000.00	$984.60	$2.96
Hypothetical **	$1,000.00	$1,021.88	$3.02
Y Class
Actual	$1,000.00	$984.00	$3.31
Hypothetical **	$1,000.00	$1,021.53	$3.37
Investor Class
Actual	$1,000.00	$983.00	$4.56
Hypothetical **	$1,000.00	$1,020.27	$4.64
Advisor Class
Actual	$1,000.00	$982.40	$5.29
Hypothetical **	$1,000.00	$1,019.53	$5.39
A Class
Actual	$1,000.00	$982.80	$4.81
Hypothetical **	$1,000.00	$1,020.01	$4.90
C Class
Actual	$1,000.00	$979.10	$8.51
Hypothetical **	$1,000.00	$1,016.26	$8.67
AMR Class
Actual	$1,000.00	$985.10	$2.42
Hypothetical **	$1,000.00	$1,022.43	$2.46

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.60%, 0.67%, 0.92%, 1.07%, 0.98%, 1.73% and 0.49% for the Institutional, Y, Investor, Advisor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.91%
CONSUMER DISCRETIONARY - 12.06%
Auto Components - 2.33%
Delphi Automotive PLCA	85,894	$6,324
Goodyear Tire & Rubber Co.	1,065,809	30,876
Johnson Controls, Inc.	3,421,485	141,650
Magna International, Inc., Class A	718,041	30,172

		209,022

Automobiles - 3.75%
Ford Motor Co.	4,974,352	67,452
General Motors Co.	4,571,705	145,380
Harley-Davidson, Inc.	521,147	24,926
Honda Motor Co., Ltd., Sponsored ADRB	1,335,972	36,018
Toyota Motor Corp., Sponsored ADRB	601,599	61,183

		334,959

Household Durables - 0.73%
Koninklijke Philips Electronics N.V.	1,222,790	33,639
Newell Rubbermaid, Inc.	73,979	3,369
Stanley Black & Decker, Inc.	47,992	5,371
Tupperware Brands Corp.	401,784	23,332

		65,711

Media - 1.72%
CBS Corp., Class BC	451,803	25,260
Comcast Corp., Class A	833,560	50,647
Discovery Communications, Inc., Class AD	1,310,944	35,802
Omnicom Group, Inc.	346,506	28,750
Time Warner, Inc.	116,152	8,728
Time, Inc.	10,905	160
Viacom, Inc., Class B	55,690	2,278
Walt Disney Co.	26,341	2,720

		154,345

Multiline Retail - 3.09%
Dillard’s, Inc., Class A	318,800	22,459
Kohl’s Corp.	640,356	28,368
Macy’s, Inc.	1,047,300	41,463
Michael Kors Holdings Ltd.D	1,468,648	75,870
Nordstrom, Inc.	383,877	19,628
Target Corp.	1,104,928	87,842

		275,630

Specialty Retail - 0.44%
Advance Auto Parts, Inc.	20,278	3,165
Bed Bath & Beyond, Inc.	776,133	36,649

		39,814

Total Consumer Discretionary		1,079,481

CONSUMER STAPLES - 4.86%
Beverages - 0.13%
Diageo PLC, Sponsored ADRA B	105,433	11,422

Food & Drug Retailing - 0.50%
CVS Caremark Corp.	173,849	17,472
Wal-Mart Stores, Inc.	401,982	26,880

		44,352

Food Products - 0.91%
Archer Daniels Midland Co.	199,745	7,978
Bunge Ltd.	184,614	11,538
Danone S.A., Sponsored ADRB	527,213	7,455
General Mills, Inc.	241,178	14,794
JM Smucker Co.	35,383	4,493

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Kellogg Co.	249,895	$19,195
Nestle S.A., Sponsored ADRB	212,411	15,839

		81,292

Household Products - 0.05%
Procter & Gamble Co.	59,918	4,801

Tobacco - 3.27%
Altria Group, Inc.	1,183,361	74,209
Imperial Brands PLC, Sponsored ADRA B	762,307	82,786
Philip Morris International, Inc.	1,384,467	135,843

		292,838

Total Consumer Staples		434,705

ENERGY - 12.44%
Energy Equipment & Services - 0.57%
Cobalt International Energy, Inc.D	3,695,065	11,935
Helmerich & Payne, Inc.	334,100	22,090
National Oilwell Varco, Inc.	148,211	5,342
Schlumberger Ltd.	148,578	11,937

		51,304

Oil & Gas - 11.87%
Apache Corp.	698,268	37,986
BP PLC, Sponsored ADRA B	5,651,663	189,783
California Resources Corp.D	73,387	161
Canadian Natural Resources Ltd.	2,323,903	69,764
Chevron Corp.	114,874	11,738
Cimarex Energy Co.	374,268	40,750
ConocoPhillips	1,677,716	80,178
Devon Energy Corp.	2,400,566	83,252
EOG Resources, Inc.	115,510	9,543
Exxon Mobil Corp.	165,173	14,601
Hess Corp.	1,564,992	93,305
Kosmos Energy Ltd.D	2,461,045	15,948
Marathon Oil Corp.	6,462,886	91,062
Marathon Petroleum Corp.	1,339,739	52,357
Murphy Oil Corp.	1,059,560	37,869
Occidental Petroleum Corp.	1,394,077	106,856
Phillips 66	899,604	73,866
Royal Dutch Shell PLC, Class A, Sponsored ADRA B	868,022	45,910
Seadrill Ltd.D	1,652,986	7,901

		1,062,830

Total Energy		1,114,134

FINANCIALS - 25.25%
Banks - 2.95%
BB&T Corp.	150,608	5,329
Citizens Financial Group	2,355,153	53,815
PNC Financial Services Group, Inc.	1,525,128	133,876
Popular, Inc.	868,800	25,821
SunTrust Banks, Inc.	613,105	25,591
U.S. Bancorp	460,845	19,673

		264,105

Diversified Financials - 17.52%
American Express Co.	937,517	61,342
Bank of America Corp.	20,699,498	301,385
Bank of New York Mellon Corp.	272,014	10,946
BlackRock, Inc., Class A	27,285	9,722
Blackstone Group, LPE	2,407,848	66,071
Capital One Financial Corp.	1,390,264	100,641
Citigroup, Inc.	6,358,898	294,290
Franklin Resources, Inc.	246,291	9,197
Goldman Sachs Group, Inc.	280,434	46,022
JPMorgan Chase & Co.	4,585,720	289,818

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
KKR & Co., LPE	4,460,308	$60,660
Morgan Stanley	1,789,878	48,434
Nasdaq OMX Group	156,317	9,646
Nomura Holdings, Inc., Sponsored ADRB	7,225,484	30,419
S&P Global, Inc.	19,491	2,083
Santander Consumer USA Holdings, Inc.	2,597,047	34,203
SLM Corp.D	3,321,130	22,484
State Street Corp.	679,616	42,340
Synchrony FinancialD	893,187	27,305
Wells Fargo & Co.	2,045,370	102,228

		1,569,236

Insurance - 4.34%
Allstate Corp.	396,947	25,821
American International Group, Inc.	2,162,983	120,738
Aon PLCA	150,021	15,770
Berkshire Hathaway, Inc., Class BD	507,310	73,803
Chubb Ltd.	150,972	17,794
MetLife, Inc.	1,441,966	65,033
Prudential Financial, Inc.	111,423	8,651
Travelers Cos., Inc.	184,622	20,290
Unum Group	1,178,937	40,331

		388,231

Real Estate - 0.44%
Hatteras Financial Corp.F	871,541	13,849
Two Harbors Investment Corp.F	3,291,254	25,770

		39,619

Total Financials		2,261,191

HEALTH CARE - 12.16%
Health Care Equipment & Supplies - 2.13%
Medtronic PLCA	1,816,717	143,793
St. Jude Medical, Inc.	104,410	7,956
Thermo Fisher Scientific, Inc.	85,363	12,314
Zimmer Biomet Holdings, Inc.	233,167	26,994

		191,057

Health Care Providers & Services - 2.16%
Anthem, Inc.	898,431	126,471
Cigna Corp.	33,715	4,671
Express Scripts Holding Co.D	455,455	33,581
Humana, Inc.	132,653	23,489
McKesson Corp.	28,480	4,780

		192,992

Pharmaceuticals - 7.87%
Abbott Laboratories	269,795	10,495
AbbVie, Inc.	699,884	42,693
Allergan PLCA D	10,866	2,353
Endo International PLCA D	321,840	8,690
GlaxoSmithKline PLC, Sponsored ADRA B	1,206,334	51,764
Horizon Pharma PLCA D	1,306,092	20,075
Jazz Pharmaceuticals PLCA D	132,668	19,993
Johnson & Johnson	1,035,934	116,107
Mallinckrodt PLCA D	381,107	23,827
Merck & Co., Inc.	1,682,297	92,257
Mylan N.V.D	557,385	23,249
Novartis AG, Sponsored ADRB	34,019	2,584
Pfizer, Inc.	4,190,899	137,083
Roche Holding AG, Sponsored ADRB	77,780	2,456
Sanofi, ADRB	2,716,445	111,646
Valeant Pharmaceuticals International, Inc.	1,190,900	39,728

		705,000

Total Health Care		1,089,049

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 12.88%
Aerospace & Defense - 4.42%
AerCap Holdings N.V.D	1,592,100	$63,700
B/E Aerospace, Inc.	545,600	26,533
Boeing Co.	182,085	24,545
Embraer S.A., Sponsored ADRB	445,100	10,282
General Dynamics Corp.	362,136	50,887
Lockheed Martin Corp.	67,384	15,659
Northrop Grumman Corp.	47,946	9,889
Raytheon Co.	576,467	72,837
Rockwell Collins, Inc.	303,416	26,758
United Technologies Corp.	910,433	95,022

		396,112

Air Freight & Couriers - 0.16%
United Parcel Service, Inc., Class B	136,494	14,341

Airlines - 1.42%
American Airlines Group, Inc.	1,811,300	62,834
Delta Air Lines, Inc.	1,548,200	64,513

		127,347

Commercial Services & Supplies - 0.03%
Equifax, Inc.	18,917	2,275

Construction & Engineering - 0.58%
AECOM Technology Corp.D	629,464	20,451
Chicago Bridge & Iron Co., N.V.	782,219	31,485

		51,936

Diversified Manufacturing - 0.74%
Eaton Corp., PLCA	1,049,379	66,394

Electrical Equipment - 0.15%
Tyco International PLCA	339,706	13,085

Industrial Conglomerates - 1.25%
3M Co.	125,219	20,959
Honeywell International, Inc.	797,710	91,154

		112,113

Machinery - 3.99%
Caterpillar, Inc.	620,152	48,199
CNH Industrial N.V.	5,469,939	42,337
Cummins, Inc.	712,643	83,402
Danaher Corp.	157,084	15,198
Deere & Co.	33,125	2,786
Illinois Tool Works, Inc.	81,768	8,546
Ingersoll-Rand PLCA	45,973	3,013
PACCAR, Inc.	379,951	22,383
Parker Hannifin Corp.	290,201	33,669
Pentair PLCA	78,484	4,558
Reliance Steel & Aluminum Co.	505,575	37,397
Terex Corp.	925,810	22,118
Xylem, Inc.	809,170	33,807

		357,413

Road & Rail - 0.14%
Canadian National Railway Co.	87,999	5,417
Union Pacific Corp.	79,783	6,960

		12,377

Total Industrials		1,153,393

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 9.35%
Communications Equipment - 1.69%
Cisco Systems, Inc.	1,796,670	$49,390
Corning, Inc.	5,478,840	102,290
		151,680
Computers & Peripherals - 0.94%
Hewlett Packard Enterprise Co.	2,568,044	42,784
HP, Inc.	1,365,944	16,760
International Business Machines Corp.	76,780	11,205
Teradata Corp.D	525,794	13,303
		84,052
IT Consulting & Services - 0.45%
Accenture PLC, Class AA	242,608	27,396
Fidelity National Information Services, Inc.	129,870	8,545
Fiserv, Inc.D	46,822	4,575
		40,516
Semiconductor Equipment & Products - 2.11%
Analog Devices, Inc.	54,646	3,078
Applied Materials, Inc.	1,246,525	25,516
Intel Corp.	969,856	29,367
Lam Research Corp.	327,712	25,037
Micron Technology, Inc.D	5,128,579	55,133
Qualcomm, Inc.	734,708	37,117
Texas Instruments, Inc.	234,706	13,388
		188,636
Software - 4.16%
Microsoft Corp.	3,435,135	171,310
Navient Corp.	1,651,601	22,577
Oracle Corp.	4,466,226	178,024
		371,911
Total Information Technology		836,795

MATERIALS - 2.48%
Chemicals - 1.77%
Air Products & Chemicals, Inc.	496,592	72,447
Dow Chemical Co.	611,097	32,150
Eastman Chemical Co.	256,826	19,616
EI du Pont de Nemours & Co.	125,651	8,282
Monsanto Co.	39,679	3,717
PPG Industries, Inc.	201,523	22,246
		158,458
Containers & Packaging - 0.21%
Crown Holdings, Inc.D	97,755	5,177
Packaging Corp. of America	211,015	13,691
		18,868
Paper & Forest Products - 0.50%
International Paper Co.	508,886	22,019
Louisiana-Pacific Corp.D	1,313,477	22,330
		44,349
Total Materials		221,675

TELECOMMUNICATION SERVICES - 3.50%
Diversified Telecommunication Services - 2.09%
AT&T, Inc.	830,926	32,257
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	5,741,720	46,451
Verizon Communications, Inc.	2,116,674	107,823
		186,531

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Wireless Telecommunication Services - 1.41%
China Mobile Ltd., Sponsored ADRB	1,216,643	$69,981
Vodafone Group PLC, Sponsored ADRA B	1,726,147	56,514

		126,495
Total Telecommunication Services		313,026

UTILITIES - 2.93%
Electric - 2.90%
Calpine Corp.D	4,848,178	76,505
CenterPoint Energy, Inc.	2,411,202	51,720
Duke Energy Corp.	102,557	8,079
Entergy Corp.	784,929	59,011
NRG Energy, Inc.	2,619,832	39,559
PPL Corp.	317,954	11,968
Southern Co.	256,199	12,836

		259,678

Multi-Utilities - 0.03%
Xcel Energy, Inc.	56,910	2,278

Total Utilities		261,956

Total Common Stock (Cost $8,224,390)		8,765,405

SHORT-TERM INVESTMENTS - 2.13% (Cost $190,753)
American Beacon U.S. Government Money Market Select Fund, Select ClassG	190,753,404	190,753

TOTAL INVESTMENTS - 100.04% (Cost $8,415,143)		8,956,158
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(3,309)

TOTAL NET ASSETS - 100.00%		$8,952,849

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-voting participating shares.
D	Non-income producing security.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index June Futures	Long	1,731	June 2016	$178,215,105	$242,362

				$178,215,105	$242,362

See accompanying notes

12

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$8,765,405
Investments in affiliated securities, at fair value B	190,753
Deposit with brokers for futures contracts	7,313
Receivable for investments sold	4,130
Receivable for fund shares sold	6,107
Dividends and interest receivable	11,352
Receivable for tax reclaims	516
Receivable for variation margin from open futures contracts	246
Prepaid expenses	123

Total assets	8,985,945

Liabilities:
Payable for investments purchased	17,170
Payable for fund shares redeemed	6,305
Management and investment advisory fees payable	5,514
Administrative service and service fees payable	2,785
Transfer agent fees payable	216
Custody and fund accounting fees payable	136
Professional fees payable	135
Prospectus and shareholder reports fees payable	383
Trustee fees payable	296
Other liabilities	156

Total liabilities	33,096

Net assets	$8,952,849

Analysis of Net Assets:
Paid-in-capital	8,356,669
Undistributed (or overdistribution of) net investment income	66,640
Accumulated net realized (loss)	(11,717)
Unrealized appreciation of investments	541,015
Unrealized appreciation of futures contracts	242

Net assets	$8,952,849

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	235,300,037

Y Class	16,174,360

Investor Class	106,309,125

Advisor ClassC	5,627,388

A Class	1,623,282

C Class	483,668

AMR Class	222,725

Net assets (not in thousands):
Institutional Class	$5,878,565,919

Y Class	$401,656,789

Investor Class	$2,488,188,300

Advisor ClassC	$130,089,008

A Class	$37,627,754

C Class	$11,103,820

AMR Class	$5,616,949

Net asset value, offering and redemption price per share:
Institutional Class	$24.98

Y Class	$24.83

Investor Class	$23.41

Advisor Class	$23.12

A Class	$23.18

A Class (offering price)	$24.59

C Class	$22.96

AMR Class	$25.22

A Cost of investments in unaffiliated securities	$8,224,390
B Cost of investments in affiliated securities	$190,753
C Includes Retirement Class (Note 1).

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited) (in thousands)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$119,308
Dividend income from affiliated securities	61
Interest income	2

Total investment income	119,371

Expenses:
Management and investment advisory fees (Note 2)	10,473
Administrative service fees (Note 2):
Institutional Class	8,5958
Y Class	574
Investor Class	4,015
Advisor ClassB	200
A Class	56
C Class	17
AMR Class	3
Transfer agent fees:
Institutional Class	935
Y Class	6
Investor Class	60
Advisor ClassB	3
A Class	1
C Class	1
AMR Class	73
Custody and fund accounting fees	456
Professional fees	139
Registration fees and expenses	101
Service fees (Note 2):
Y Class	191
Investor Class	4,700
Advisor Class	166
A Class	28
C Class	9
Distribution fees (Note 2):
Advisor ClassB	171
A Class	47
C Class	57
Prospectus and shareholder report expenses	212
Trustee fees	327
Other expenses	317

Total expenses	31,867

Net fees and expenses recouped by Manager (Note 2)	2

Net expenses	31,869

Net investment income	87,502

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	101,562
Commission recapture (Note 3)	73
Futures contracts	16,068
Change in net unrealized appreciation (depreciation) of:
Investments	(391,501)
Futures contracts	(8,126)

Net (loss) from investments	(281,924)

Net (decrease) in net assets resulting from operations	$(194,422)

A Foreign taxes	$1,031
B Include Retirement Class (Note 1)

See accompanying notes

15

American Beacon Large Cap Value Fund

Statement of Changes of Net Assets (in thousands)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$87,502	$201,034
Net realized gain (loss) from investments, commission recapture, and futures contracts	117,703	1,203,996
Change in net unrealized appreciation (depreciation) from investments and futures contracts	(399,627)	(1,484,221)

Net (decrease) in net assets resulting from operations	(194,422)	(79,191)

Distributions to Shareholders:
Net investment income:
Institutional Class	(112,844)	(124,764)
Y Class	(7,022)	(9,070)
Investor Class	(44,778)	(80,020)
Advisor ClassA	(2,065)	(3,033)
Retirement Class	—	(254)
A Class	(682)	(603)
C Class	(109)	(151)
AMR Class	—	(19,775)
Net realized gain from investments:
Institutional Class	(517,126)	(375,074)
Y Class	(34,253)	(27,794)
Investor Class	(267,452)	(281,035)
Advisor ClassA	(13,186)	(10,665)
Retirement Class	—	(961)
A Class	(3,722)	(1,967)
C Class	(1,105)	(725)
AMR Class	(577)	(52,660)

Net distributions to shareholders	(1,004,921)	(988,551)

Capital Share Transactions:
Proceeds from sales of shares	749,408	2,349,907
Reinvestment of dividends and distributions	959,962	953,937
Cost of shares redeemed	(1,573,771)	(3,646,862)

Net increase (decrease) in net assets from capital share transactions	135,599	(343,018)

Net (decrease) in net assets	(1,063,744)	(1,410,760)

Net Assets:
Beginning of period	10,016,593	11,427,351

End of Period*	$8,952,849	$10,016,593

*Includes undistributed (or overdistribution of) net investment income	$66,640	$148,696

A	Includes Retirement Class (Note 1).

See accompanying notes

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, one of which is presented in this filing (the “Fund”): American Beacon Large Cap Value Fund. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

On September 21, 2015, the Board of Trustees (the “Board”) approved the liquidation of the AMR Class shares to be closed on or about May 31, 2016. The Board also approved the reclassification of the Retirement Class shares to the Advisor Class shares due to small asset size. The Retirement Class closed on January 15, 2016, and merged into the Advisor Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager received from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

investment activities of the Fund. Management fees paid during the six months ended April 30, 2016 were as follows (in thousands):

		Amounts paid to	Amounts Paid
Management Fee Rate	Management Fee	Investment Advisors	to Manager
0.23%	$10,473	$8,225	$2,248

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager received an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, A, and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management and administration fees of 0.10% of the average daily net assets of the USG Select Fund. During the six months ended April 30, 2016, the Manager earned fees totaling $24,041 on the Fund’s direct investment in the USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Fund to borrow from other participating Funds. During the six months ended April 30, 2016, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2016, there were no waived fees or reimbursed expenses.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2016, Foreside collected $1,037 from the sale of Class A shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2016, $156 in CDSC fees were collected for the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2016, $1,444 in CDSC fees were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2016, the Fund’s investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$8,765,405	$—	$—	$8,765,405
Short-Term Investments - Money Markets	190,753	—	—	190,753

Total Investments in Securities	$8,956,158	$—	$—	$8,956,158

Financial Derivative Instruments - Assets
Futures Contracts	$242	$—	$—	$242

*	Refer to the Schedules of Investments for Industry Information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2016, there were no transfers between levels.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2016, the Fund entered into future contracts primarily for exposing cash to markets.

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Six Months ended April 30, 2016
Large Cap Value	2,835

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2016:

Statement of Assets and Liabilities	Derivatives	Fair Value
Receivable for variation margin from open futures contracts(2)	Equity Contracts	$242

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2016:

Statement of Operations	Derivatives	Total
Net realized gain from futures contracts	Equity Contracts	$16,068
Change in net unrealized depreciation from futures contracts	Equity Contracts	(8,126)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2016:

Offsetting of Financial Assets and Derivative Assets as of April 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts(1)	$242	$—	$242

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2016:

	Net amount of Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co. (1)	$242	$—	$—	$242

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$120,650	$124,764
Y Class	7,539	9,070
Investor Class	48,815	80,020
Advisor Class	2,264	3,033
Retirement Class	—	254
A Class	738	603
C Class	126	151
AMR Class	9	19,775

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Ordinary income*
Institutional Class	—	375,074
Y Class	—	27,794
Investor Class	—	281,036
Advisor Class	—	10,665
Retirement Class	—	961
A Class	—	1,967
C Class	—	725
AMR Class	—	52,660

Total distributions paid	$1,004,921	$988,551

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$8,542,952

Unrealized appreciation	1,300,286
Unrealized depreciation	(887,079)

Net unrealized appreciation	413,207

Undistributed ordinary income	57,247
Undistributed long-term capital gains	125,726
Accumulated capital and other losses	(242)
Other temporary differences	242

Distributable earnings	$596,180

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities and publicly traded partnerships.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and reclassifications of income from real estate investment securities and publicly traded partnerships as of April 30, 2016 (in thousands):

Paid-in-capital	$4
Undistributed net investment income	(2,058)
Accumulated net realized gain (loss)	2,053
Unrealized appreciation (depreciation) of investments and futures contracts	1

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of April 30, 2016, the Fund did not have capital loss carryovers.

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2016 were $1,132,436 and $1,897,207, respectively (in thousands).

A summary of the Fund’s direct transactions in the USG Select Fund for the six months ended April 30, 2016 is set forth below (in thousands):

Affiliate	October 31, 2015 Shares/Fair Value	Purchases	Sales	April 30, 2016 Shares/Fair Value	Dividend Income
USG Select Fund	$30,000	$430,709	$269,956	$190,753	$60

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2016

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,012	$470,327	1,947	$46,427	9,050	$206,729	842	$18,086
Reinvestment of dividends	24,301	593,678	1,655	40,195	13,342	305,666	600	13,584
Shares redeemed	(26,403)	(649,534)	(2,285)	(56,692)	(34,734)	(801,073)	(1,155)	(26,488)

Net increase (decrease) in shares outstanding	16,910	$414,471	1,317	$29,930	(12,342)	$(288,678)	287	$5,182

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11	$262	231	$5,448	73	$1,716	15	$413
Reinvestment of dividends	40	899	189	4,296	47	1,067	23	577
Shares redeemed	(436)	(9,117)	(283)	(6,318)	(110)	(2,502)	(824)	(22,047)

Net increase (decrease) in shares outstanding	(385)	$(7,956)	137	$3,426	10	$281	(786)	$(21,057)

For the Year Ended October 31, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	53,940	$1,563,915	4,072	$118,729	20,038	$556,590	1,285	$35,421
Reinvestment of dividends	16,487	483,582	1,220	35,593	12,465	344,921	477	13,073
Shares redeemed	(38,409)	(1,127,129)	(4,445)	(126,503)	(54,777)	(1,503,115)	(1,531)	(41,776)

Net increase (decrease) in shares outstanding	32,018	$920,368	847	$27,819	(22,274)	$(601,604)	231	$6,718

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	159	$4,293	954	$26,677	177	$4,792	1,347	$39,489
Reinvestment of dividends	45	1,215	87	2,384	27	734	2,503	72,435
Shares redeemed	(260)	(6,873)	(330)	(9,158)	(74)	(1,966)	(29,483)	(830,342)

Net increase (decrease) in shares outstanding	(56)	$(1,365)	711	$19,903	130	$3,560	(25,633)	$(718,418)

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

10. Subsequent Events

On September 21, 2015, the Manager announced the Board’s approval of a plan to liquidate and terminate the AMR Class of the Fund on or about May 31, 2016.

28

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$28.38		$31.21	$27.59	$21.58	$18.99	$18.56

Income from investment operations:
Net investment income	0.26		0.55	0.73	0.50	0.45	0.39
Net gains (losses) from investments (both realized and unrealized)	(0.76)		(0.70)	3.33	6.00	2.60	0.30

Total income (loss) from investment operations	(0.50)		(0.15)	4.06	6.50	3.05	0.69

Less distributions:
Dividends from net investment income	(0.52)		(0.67)	(0.44)	(0.49)	(0.46)	(0.26)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.90)		(2.68)	(0.44)	(0.49)	(0.46)	(0.26)

Net asset value, end of period	$24.98		$28.38	$31.21	$27.59	$21.58	$18.99

Total return A	(1.54	)%B	(0.76)%	14.89%	30.70%	16.48%	3.69%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,878,566		$6,198,883	$5,816,013	$5,428,755	$3,914,173	$3,380,918
Ratios to average net assets:
Expenses before reimbursements	0.60	%C	0.58%	0.58%	0.58%	0.59%	0.58%
Expenses, net of reimbursements	0.60	%C	0.58%	0.58%	0.58%	0.59%	0.58%
Net investment income (loss), before reimbursements	2.05	%C	1.88%	2.35%	1.99%	2.23%	1.96%
Net investment income (loss), net of reimbursements	2.05	%C	1.88%	2.35%	1.99%	2.23%	1.96%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

	Y Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$28.21		$31.04	$27.46	$21.47	$18.92	$18.49

Income from investment operations:
Net investment income	0.27		0.56	0.64	0.40	0.53	0.37
Net gains (losses) from investments (both realized and unrealized)	(0.78)		(0.72)	3.37	6.05	2.50	0.30

Total income (loss) from investment operations	(0.51)		(0.16)	4.01	6.45	3.03	0.67

Less distributions:
Dividends from net investment income	(0.49)		(0.66)	(0.43)	(0.46)	(0.48)	(0.24)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.87)		(2.67)	(0.43)	(0.46)	(0.48)	(0.24)

Net asset value, end of period	$24.83		$28.21	$31.04	$27.46	$21.47	$18.92

Total return A	(1.60	)%B	(0.80)%	14.78%	30.59%	16.43%	3.58%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$401,657		$419,097	$434,881	$327,939	$88,509	$134,968
Ratios to average net assets:
Expenses before reimbursements	0.67	%C	0.67%	0.67%	0.66%	0.69%	0.69%
Expenses, net of reimbursements	0.67	%C	0.67%	0.67%	0.66%	0.69%	0.69%
Net investment income (loss), before reimbursements	1.98	%C	1.80%	2.24%	1.78%	2.12%	1.88%
Net investment income (loss), net of reimbursements	1.98	%C	1.80%	2.24%	1.78%	2.12%	1.88%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

29

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$26.70		$29.51	$26.11	$20.43	$17.99	$17.61

Income from investment operations:
Net investment income	0.22		0.45	0.57	0.39	0.36	0.30
Net gains (losses) from investments (both realized and unrealized)	(0.73)		(0.68)	3.18	5.69	2.47	0.29

Total income (loss) from investment operations	(0.51)		(0.23)	3.75	6.08	2.83	0.59

Less distributions:
Dividends from net investment income	(0.40)		(0.57)	(0.35)	(0.40)	(0.39)	(0.21)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.78)		(2.58)	(0.35)	(0.40)	(0.39)	(0.21)

Net asset value, end of period	$23.41		$26.70	$29.51	$26.11	$20.43	$17.99

Total return A	(1.70	)%B	(1.07)%	14.50%	30.26%	16.05%	3.30%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,488,188		$3,167,586	$4,158,361	$3,899,011	$3,635,333	$3,761,691
Ratios to average net assets:
Expenses before reimbursements	0.92	%C	0.93%	0.93%	0.93%	0.96%	0.95%
Expenses, net of reimbursements	0.92	%C	0.93%	0.93%	0.93%	0.96%	0.95%
Net investment income (loss), before reimbursements	1.75	%C	1.54%	2.01%	1.67%	1.89%	1.59%
Net investment income (loss), net of reimbursements	1.75	%C	1.54%	2.01%	1.67%	1.89%	1.59%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

	Advisor ClassE
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$26.40		$29.24	$25.89	$20.25	$17.83	$17.47

Income from investment operations:
Net investment income	0.21		0.40	0.47	0.35	0.31	0.27
Net gains (losses) from investments (both realized and unrealized)	(0.73)		(0.66)	3.20	5.65	2.48	0.28

Total income (loss) from investment operations	(0.52)		(0.26)	3.67	6.00	2.79	0.55

Less distributions:
Dividends from net investment income	(0.38)		(0.57)	(0.32)	(0.36)	(0.37)	(0.19)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.76)		(2.58)	(0.32)	(0.36)	(0.37)	(0.19)

Net asset value, end of period	$23.12		$26.40	$29.24	$25.89	$20.25	$17.83

Total return A	(1.76	)%B	(1.193)%	14.31%	30.05%	15.96%	3.11%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$130,089		$140,975	$149,423	$128,528	$103,629	$129,739
Ratios to average net assets:
Expenses before reimbursements	1.07	%C	1.07%	1.07%	1.07%	1.08%	1.08%
Expenses, net of reimbursements	1.07	%C	1.07%	1.07%	1.07%	1.08%	1.08%
Net investment income (loss), before reimbursements	1.58	%C	1.40%	1.83%	1.52%	1.78%	1.46%
Net investment income (loss), net of reimbursements	1.58	%C	1.40%	1.83%	1.52%	1.78%	1.46%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.
E	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.

30

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$26.51		$29.38	$26.03	$20.41	$18.01	$17.61

Income from investment operations:
Net investment income	0.20		0.47	0.54	0.38	0.36	0.24
Net gains (losses) from investments (both realized and unrealized)	(0.71)		(0.71)	3.16	5.65	2.44	0.31

Total income (loss) from investment operations	(0.51)		(0.24)	3.70	6.03	2.80	0.55

Less distributions:
Dividends from net investment income	(0.44)		(0.62)	(0.35)	(0.41)	(0.40)	(0.15)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.82)		(2.63)	(0.35)	(0.41)	(0.40)	(0.15)

Net asset value, end of period	$23.18		$26.51	$29.38	$26.03	$20.41	$18.01

Total return A	(1.72	)%B	(1.14)%	14.37%	30.03%	15.91%	3.12%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$37,628		$39,401	$22,782	$11,905	$6,222	$3,942
Ratios to average net assets:
Expenses before reimbursements	0.98	%C	0.97%	1.04%	1.08%	1.12%	1.16%
Expenses, net of reimbursements	0.98	%C	0.97%	1.04%	1.08%	1.12%	1.16%
Net investment income (loss), before reimbursements	1.67	%C	1.48%	1.83%	1.44%	1.66%	1.37%
Net investment income (loss), net of reimbursements	1.67	%C	1.48%	1.83%	1.44%	1.66%	1.37%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

	C Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011D
	(unaudited)
Net asset value, beginning of period	$26.17		$29.03	$25.81	$20.29	$17.95	$17.58

Income from investment operations:
Net investment income	0.12		0.27	0.35	0.23	0.22	0.10
Net gains (losses) from investments (both realized and unrealized)	(0.72)		(0.70)	3.11	5.58	2.42	0.32

Total income (loss) from investment operations	(0.60)		(0.43)	3.46	5.81	2.64	0.42

Less distributions:
Dividends from net investment income	(0.23)		(0.42)	(0.24)	(0.29)	(0.30)	(0.05)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.61)		(2.43)	(0.24)	(0.29)	(0.30)	(0.05)

Net asset value, end of period	$22.96		$26.17	$29.03	$25.81	$20.29	$17.95

Total return A	(2.09	)%B	(1.83)%	13.48%	29.00%	14.97%	2.36%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,104		$12,389	$9,964	$5,200	$2,468	$1,329
Ratios to average net assets:
Expenses before reimbursements	1.73	%C	1.73%	1.79%	1.84%	1.88%	2.54%
Expenses, net of reimbursements	1.73	%C	1.73%	1.81%	1.92%	1.87%	1.84%
Net investment income (loss), before reimbursements	0.92	%C	0.73%	1.09%	0.68%	0.89%	(0.01)%
Net investment income (loss), net of reimbursements	0.92	%C	0.73%	1.07%	0.60%	0.89%	0.68%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

31

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011D

	(unaudited)
Net asset value, beginning of period	$28.07		$30.90	$27.31	$21.36	$18.81	$18.37

Income from investment operations:
Net investment income	22.34		6.57	0.77	0.57	0.52	0.41
Net gains (losses) from investments (both realized and unrealized)	(22.81)		(6.63)	3.33	5.92	2.54	0.32

Total income (loss) from investment operations	(0.47)		(0.06)	4.10	6.49	3.06	0.73

Less distributions:
Dividends from net investment income	—		(0.76)	(0.51)	(0.54)	(0.51)	(0.29)
Distributions from net realized gains	(2.38)		(2.01)	—	—	—	—

Total distributions	(2.38)		(2.77)	(0.51)	(0.54)	(0.51)	(0.29)

Net asset value, end of period	$25.22		$28.07	$30.90	$27.31	$21.36	$18.81

Total return A	(1.49	)%B	(0.47)%	15.20%	31.05%	16.75%	3.94%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,617		$28,308	$823,261	$729,175	$602,667	$568,768
Ratios to average net assets:
Expenses before reimbursements	0.49	%C	0.32%	0.32%	0.32%	0.33%	0.33%
Expenses, net of reimbursements	0.49	%C	0.32%	0.32%	0.32%	0.33%	0.33%
Net investment income (loss), before reimbursements	2.48	%C	2.16%	2.59%	2.26%	2.51%	2.21%
Net investment income (loss), net of reimbursements	2.48	%C	2.16%	2.59%	2.26%	2.51%	2.21%
Portfolio turnover rate	13	%B	32%	29%	34%	30%	90%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	On December 1, 2010, MFS Institutional Advisors, Inc. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

32

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement of the Funds (Unaudited)

At its March 3-4, 2016 meetings, the Boards of Trustees (“Board”) considered the approval of a new Management Agreement (“New Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”) on behalf of the existing series of the Trust, including the series of the Trust covered in this shareholder report (each, a “Fund”). The New Agreement combines the terms of each Fund’s prior management agreement and administration agreement and establishes separate standardized fee schedules for four categories of Funds, which include fee schedule breakpoints. The Board considered that, with respect to each Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Funds’ management agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Funds by the Manager at in-person meetings held on June 2-3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Funds. The Board also considered that the fee rate payable by a Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Funds and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the Management Agreement on behalf of each Fund.

33

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional, Y, Investor, and Advisor Classes	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassesSM	Kansas City, MO 64121-9643
Call (800) 345-2345

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in

each semi-annual and annual report, the Fund files a

complete schedule of its portfolio holdings with the

Securities and Exchange Commission (“SEC”) on Form N-Q

as of the first and third fiscal quarters. The Fund’s Forms

N-Q are available on the SEC’s website at www.sec.gov.

The Forms N-Q may also be reviewed and copied at the

SEC’s Public Reference Section, 100 F Street, NE,

Washington, D.C. 20549-1520. Information regarding the

operation of the SEC’s Public Reference Room may be

obtained by calling 1-800-SEC-0330. A complete schedule

of the Fund’s portfolio holdings is also at

www.americanbeaconfunds.com approximately twenty

days after the end of each month.

A description of the policies and procedures the Fund uses

to determine how to vote proxies relating to portfolio

securities is available in the Fund’s Statement of

Additional Information, is available free of charge on the

Fund’s website www.americanbeaconfunds.com and by

calling 1-800-967-9009 or by accessing the SEC’s website

at www.sec.gov. The Fund’s proxy voting record for the

most recent year ended June 30 is filed annually with the

SEC on Form N-PX. The Fund’s Forms N-PX are available

on the SEC’s website at www.sec.gov. The Fund’s proxy

voting record may also be obtained by calling 1-800-967-

9009.

Fund Service Providers:

CUSTODIAN	TRANSFER AGENT	INDEPENDENT REGISTERED	DISTRIBUTOR
State Street Bank and Trust Boston, Massachusetts	Boston Financial Data Services Kansas City, Missouri	PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/16

34

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2016

Dear Shareholders,

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade. On April 27, 2016, the FOMC decided to maintain short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates.

Conversely, during first quarter 2016, many central banks around the world decided to continue or expand their economic stimulation policies. The Bank of Japan pushed its rates into negative territory and the European Central Bank cut a key rate to zero in March 2016. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds outperformed stocks thanks to declining interest rates.

•	For the six months ended April 30, 2016, the American Beacon Small Cap Value Fund (Investor Class) returned -0.51%. The Fund is designed to provide long-term capital appreciation and current income primarily through investments in small market capitalization U.S. stocks.

For the period under review, the Russell 2000 Value Index - which measures the performance of small-cap domestic stocks - returned 1.18%.

Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Investor Class of the Small Cap Value Fund (the “Fund”) returned -0.51% for the six months ended April 30, 2016, underperforming the Russell 2000® Value Index (the “Index”) return of 1.18% for the same period.

Total Returns for the Period ended 4/30/16	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	AVFIX	-0.40%	-3.14%	7.88%	6.15%
Y Class (1,2,7)	ABSYX	-0.41%	-3.19%	7.78%	6.06%
Investor Class (1,7)	AVPAX	-0.51%	-3.43%	7.51%	5.81%
Advisor Class (1,3,7)	AASSX	-0.64%	-3.59%	7.35%	5.62%
A Class with sales charges (1,4,7)	ABSAX	-6.29%	-9.06%	6.09%	5.09%
A Class without sales charges (1,4,7)	ABSAX	-0.56%	-3.51%	7.35%	5.72%
C Class with sales charge (1,5,7)	ASVCX	-1.92%	-5.23%	6.53%	5.26%
C Class without sales charge (1,5,7)	ASVCX	-0.92%	-4.23%	6.53%	5.26%
Russell 2000 Value Index (6)		1.18%	-3.71%	6.77%	4.61%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/06 up to 8/3/09, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/06.
3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2009. Performance prior to waiving fees was lower than the actual returns shown in 2009.
4.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/06. A portion of the fees charged to the A Class of the Fund was waived in 2010 and 2012 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown. The maximum sales charge for A Class is 5.75%.
5.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/06. A portion of the fees charged to the C Class of the Fund was waived in 2010 and 2012 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010 and 2012 through 2014. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, and C Class shares was 0.82%, 0.91%, 1.16%, 1.32%, 1.23%, and 1.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Fund lagged the Index entirely due to stock selection. Sector allocation added minimal value relative to the Index.

From a stock selection stand point, holdings in the Consumer Discretionary and Materials sectors detracted most from performance. The Fund’s Consumer Discretionary companies detracted more than 50 basis points (0.50%). In the Consumer Discretionary sector, The Men’s Wearhouse (down 65.3%) and American Axle & Manufacturing (down 29.6%) were the largest detractors. Not owning DreamWorks Animation, which was up 97.2% in the Index, also detracted from the Fund’s returns. In the Materials sector, TimkenSteel (down 89.2%) and Stillwater Mining (down 1.5%) hurt performance. The Fund’s smaller allocation to Helca Mining (up 63.8%) also detracted relative value.

The Fund’s underweight positions in Energy, the worst performing sector in the Index, and the Financials sector added approximately 20 (0.20%) and 10 (0.10%) basis points, respectively, to performance through sector allocation. An overweight position in Consumer Discretionary, the second worst performing sector, detracted from the Fund’s returns.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Great Plains Energy, Inc.	0.9
Portland General Electric Co.	0.9
Vishay Intertechnology, Inc.	0.9
UMB Financial Corp.	0.7
Synovus Financial Corp.	0.7
First Horizon National Corp.	0.7
Prosperity Bancshares, Inc.	0.6
Tutor Perini Corp.	0.6
Geo Group, Inc.	0.6
Diodes, Inc.	0.6

Total Fund Holdings	624

Sector Allocation (% Equities)
Financials	30.8
Industrials	20.6
Consumer Discretionary	15.5
Information Technology	14.1
Materials	4.6
Utilities	4.3
Health Care	3.7
Energy	3.5
Consumer Staples	2.1
Telecommunication Services	1.0

3

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2016 (Unaudited)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 - 4/30/16
Institutional Class
Actual	$1,000.00	$996.00	$4.11
Hypothetical **	$1,000.00	$1,020.74	$4.16
Y Class
Actual	$1,000.00	$995.90	$4.47
Hypothetical **	$1,000.00	$1,020.38	$4.53
Investor Class
Actual	$1,000.00	$994.90	$5.64
Hypothetical **	$1,000.00	$1,019.21	$5.71
Advisor Class
Actual	$1,000.00	$993.60	$6.47
Hypothetical **	$1,000.00	$1,018.38	$6.55
A Class
Actual	$1,000.00	$994.40	$5.99
Hypothetical **	$1,000.00	$1,018.86	$6.06
C Class
Actual	$1,000.00	$990.80	$9.70
Hypothetical **	$1,000.00	$1,015.12	$9.81

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.83%, 0.90%, 1.14%, 1.30%, 1.21%, and 1.96% for the Institutional, Y, Investor, Advisor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.53%
CONSUMER DISCRETIONARY - 14.95%
Auto Components - 1.46%
American Axle & Manufacturing Holdings, Inc.A	1,782,647	$27,648
Cooper Tire & Rubber Co.	365,204	12,614
Cooper-Standard Holding, Inc.A	52,231	4,028
Dana Holding Corp.	788,521	10,196
Federal Signal Corp.	627,544	8,591
Modine Manufacturing Co.A	114,544	1,238
Superior Industries International, Inc.	127,210	3,323
Tenneco, Inc.A	298,954	15,934

		83,572

Automobiles - 0.65%
Federal-Mogul Holdings Corp.A	112,830	1,043
Hyster-Yale Materials Handling, Inc.	142,046	8,700
Thor Industries, Inc.	408,393	26,145
Winnebago Industries, Inc.	67,753	1,466

		37,354

Commercial Services - 0.06%
Sotheby’s, Class A	130,465	3,554

Homebuilders - 0.13%
William Lyon Homes, Inc., Class AA B	521,624	7,355

Hotels, Restaurants & Leisure - 0.96%
Belmond Ltd., Class AA	883,608	8,094
Bloomin’ Brands, Inc.	97,150	1,817
Bravo Brio Restaurant Group, Inc.A	213,452	1,573
Brinker International, Inc.	235,895	10,926
Cheesecake Factory, Inc.	329,287	16,796
Cracker Barrel Old Country Store, Inc.B	34,875	5,106
Golden Entertainment, Inc.A	71,300	863
International Speedway Corp., Class A	97,340	3,260
Ruby Tuesday, Inc.A	848,537	3,734
Speedway Motorsports, Inc.	151,076	2,647

		54,816

Household Durables - 3.23%
ACCO Brands Corp.A	772,954	7,374
Cavco Industries, Inc.A	76,629	6,720
Ethan Allen Interiors, Inc.B	422,032	14,366
Haverty Furniture Companies, Inc.	101,803	1,901
Helen of Troy Ltd.A	106,296	10,580
HNI Corp.	94,794	4,144
InvenSense, Inc.A B	179,247	1,377
KB HomeB	596,726	8,098
Knoll, Inc.	1,010,701	23,599
La-Z-Boy, Inc.	131,167	3,393
Libbey Glass, Inc.	35,132	653
Lifetime Brands, Inc.	34,911	603
M/I Homes, Inc.A	314,514	6,322
Matthews International Corp., Class A	74,265	3,909
MDC Holdings, Inc.	178,648	4,397
Meritage Homes Corp.	144,867	4,930
Taylor Morrison Home Corp., Class AA	120,927	1,741
Tempur Sealy International, Inc.A	382,103	23,182
Toll Brothers, Inc.A	97,100	2,651
TRI Pointe Homes, Inc.A	1,376,411	15,966
Tupperware Brands Corp.	178,635	10,373

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Universal Electronics, Inc.A	139,552	$9,268
Whirlpool Corp.	111,457	19,409

		184,956

Household Products - 0.21%
CalAtlantic Group, Inc.	374,278	12,115

Internet & Catalog Retail - 0.16%
Insight Enterprises, Inc.A	362,491	8,957

Leisure Equipment & Products - 0.16%
Allegiant Travel Co.	57,300	9,200
Johnson Outdoors, Inc., Class A	10,056	243

		9,443

Media - 1.97%
AMC Networks, Inc., Class AA	110,614	7,215
Banner Corp.	85,773	3,669
Entercom Communications Corp., Class A	194,515	2,206
EW Scripps Co., Class A	1,056,640	16,040
John Wiley & Sons, Inc., Class A	65,047	3,226
Meredith Corp.	355,767	18,254
MSG Networks, Inc.A	177,800	3,039
New York Times Co., Class A	919,497	11,788
Scholastic Corp.	242,084	8,807
TEGNA, Inc.	804,500	18,794
Time, Inc.	744,477	10,944
TiVo, Inc.A	829,287	8,276
Travelzoo, Inc.A	67,671	516

		112,774

Multiline Retail - 0.14%
Big Lots, Inc.	79,731	3,657
Dillard’s, Inc., Class A	18,800	1,324
Fred’s, Inc., Class A	66,827	980
Stein Mart, Inc.	254,762	1,845

		7,806

Specialty Retail - 4.74%
Aaron’s, Inc.	302,389	7,926
America’s Car-Mart, Inc.A B	45,230	1,202
Asbury Automotive Group, Inc.A	55,400	3,358
Ascena Retail Group, Inc.A	221,920	1,955
AutoNation, Inc.A	364,800	18,477
Big 5 Sporting Goods Corp.	150,837	1,824
Buckle, Inc.B	183,408	5,308
Caleres, Inc.	299,481	7,550
Chico’s FAS, Inc.	424,586	5,354
Children’s Place Retail Stores, Inc.	120,159	9,362
Essendant, Inc.	323,759	9,969
Express, Inc.	1,077,184	19,583
Finish Line, Inc., Class A	266,531	5,264
GameStop Corp., Class AB	394,197	12,930
Genesco, Inc.A	79,982	5,533
Group 1 Automotive, Inc.	122,317	8,053
Hibbett Sports, Inc.A B	231,724	8,365
Kirkland’s, Inc.	173,916	2,856
Lithia Motors, Inc., Class A	80,500	6,683
Office Depot, Inc.A	4,304,800	25,311
PC Connection, Inc.	38,700	920
Penske Automotive Group, Inc.	319,690	12,509
Rent-A-Center, Inc.	119,767	1,761
Restoration Hardware Holdings, Inc.A	495,130	21,424
Rush Enterprises, Inc., Class AA	670,789	13,208
Select Comfort Corp.A	122,744	3,029
Shoe Carnival, Inc.	41,074	1,053

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Sonic Automotive, Inc., Class A	1,075,522	$20,177
Tailored Brands, Inc.	416,360	7,253
Urban Outfitters, Inc.A	569,745	17,275
West Marine, Inc.A	36,788	369
Zumiez, Inc.A	379,196	6,363

		272,204

Textiles & Apparel - 1.08%
Chefs’ Warehouse, Inc.A	43,119	831
Deckers Outdoor Corp.A	422,034	24,398
Guess?, Inc.	748,073	13,727
Movado Group, Inc.	73,910	2,085
Oxford Industries, Inc.	156,891	10,421
Vera Bradley, Inc.A	599,204	10,510

		61,972

Total Consumer Discretionary		856,878

CONSUMER STAPLES - 2.02%
Beverages - 0.18%
The Boston Beer Co., Inc., Class AA B	66,524	10,383

Consumer Products - 0.01%
Tejon Ranch Co.A	20,735	467

Food & Drug Retailing - 0.77%
Andersons, Inc.	186,664	6,255
SpartanNash Co.	221,474	6,135
United Natural Foods, Inc.A	393,433	14,034
Vitamin Shoppe, Inc.A	557,893	15,269
Weis Markets, Inc.	55,468	2,525

		44,218

Food Products - 0.95%
Darling Ingredients, Inc.A	313,476	4,542
Fresh Del Monte Produce, Inc.	358,203	15,497
Hain Celestial Group, Inc.A	184,195	7,710
Herbalife Ltd.A B	314,808	18,244
Sanderson Farms, Inc.B	90,824	8,332

		54,325

Personal Products - 0.04%
Medifast, Inc.	69,787	2,200

Tobacco - 0.07%
Universal Corp.	77,271	4,215

Total Consumer Staples		115,808

ENERGY - 3.34%
Energy Equipment & Services - 1.78%
Atwood Oceanics, Inc.B	200,460	1,936
Cobalt International Energy, Inc.A	1,019,699	3,294
Diamond Offshore Drilling, Inc.A	200,600	4,867
Dril-Quip, Inc.A	111,500	7,227
Flotek Industries, Inc.A B	754,342	7,129
Gulf Island Fabrication, Inc.	200,856	1,508
McDermott International, Inc.A	1,196,393	5,432
Oceaneering International, Inc.	467,390	17,130
Oil States International, Inc.A	353,953	12,261
Patterson-UTI Energy, Inc.	560,768	11,075
PDC Energy, Inc.A	154,363	9,692
Rowan Cos., PLC, Class AC	182,500	3,433
RPC, Inc.B	938,539	14,191
SEACOR Holdings, Inc.	40,161	2,360

		101,535

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Oil & Gas - 1.56%
Callon Petroleum Co.A	975,392	$10,251
Carrizo Oil & Gas, Inc.A	327,376	11,579
Denbury Resources, Inc.B	551,805	2,130
Gran Tierra Energy, Inc.A B	887,738	2,628
Kosmos Energy Ltd.A	1,289,167	8,354
Memorial Resource Development Corp.A	1,383,000	18,089
Natural Gas Services Group, Inc.A	233,294	5,363
Par Pacific Holdings, Inc.A	33,845	647
PBF Energy, Inc., Class A	349,416	11,244
QEP Resources, Inc.	317,000	5,684
RSP Permian, Inc.A	230,500	7,056
Synergy Resources Corp.A	919,647	6,640

		89,665

Total Energy		191,200

FINANCIALS - 29.71%
Banks - 14.07%
1st Source Corp.	79,985	2,755
Associated Banc-Corp.	1,596,829	29,126
Astoria Financial Corp.	382,864	5,758
Banc of California, Inc.	25,300	515
BancorpSouth, Inc.	282,457	6,635
Bank of Hawaii Corp.	182,888	12,511
BBCN Bancorp, Inc.	233,475	3,647
Berkshire Hills Bancorp, Inc.	77,626	2,107
BOK Financial Corp.B	171,261	10,306
Boston Private Financial Holdings, Inc.	717,620	8,769
Brookline Bancorp, Inc.	931,183	10,597
Bryn Mawr Bank Corp.	179,964	5,115
Capital Bank Financial Corp., Class A	263,546	7,967
Cardinal Financial Corp.	369,374	8,174
Cathay General Bancorp	238,043	7,265
Central Pacific Financial Corp.	436,972	10,199
Chemical Financial Corp.B	161,611	6,216
City Holding Co.	42,627	2,094
Clifton Bancorp, Inc.	95,513	1,421
CoBiz Financial, Inc.	354,823	4,297
Columbia Banking System, Inc.	470,677	13,880
Community Bank System, Inc.	31,379	1,242
Cullen/Frost Bankers, Inc.	63,395	4,057
CVB Financial Corp.	485,550	8,342
Dime Community Bancshares, Inc.	103,228	1,869
FCB Financial Holdings, Inc., Class AA	187,601	6,557
First Citizens BancShares, Inc., Class A	20,153	5,139
First Commonwealth Financial Corp.	339,479	3,116
First Financial Bancorp	151,681	2,958
First Financial Corp.	115,198	4,081
First Horizon National Corp.	2,937,002	41,352
First Interstate Bancsystem, Inc., Class A	391,557	10,611
First Merchants Corp.	101,856	2,613
First Midwest Bancorp, Inc.	847,226	15,657
First Niagara Financial Group, Inc.	2,920,728	30,843
FirstMerit Corp.	383,174	8,491
Flushing Financial Corp.	36,939	737
FNB Corp.	524,939	6,940
Fulton Financial Corp.	1,915,555	26,799
Hancock Holding Co.	518,412	13,463
Hanmi Financial Corp.	80,100	1,852
Iberiabank Corp.	227,238	13,405
International Bancshares Corp.	451,312	11,820

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Investors Bancorp, Inc.	1,254,601	$14,491
MainSource Financial Group, Inc.	161,015	3,518
MB Financial, Inc.	481,751	16,746
National Bank Holdings Corp., Class A	85,633	1,712
NBT Bancorp, Inc.	121,144	3,433
Northwest Bancshares, Inc.	369,410	5,179
Old National Bancorp	919,397	12,320
Opus Bank	228,321	8,247
PacWest Bancorp	175,800	7,028
People’s United Financial, Inc.B	873,654	13,542
Popular, Inc.	806,538	23,970
PrivateBancorp, Inc.	197,607	8,222
Prosperity Bancshares, Inc.	660,029	34,830
Provident Financial Services, Inc.	212,258	4,241
Real Industry, Inc.A	722,432	6,386
Renasant Corp.	87,837	3,016
S&T Bancorp, Inc.	106,605	2,737
Sandy Spring Bancorp, Inc.	70,143	2,005
Seacoast Banking Corp. of FloridaA	388,595	6,303
Simmons First National Corp., Class A	165,736	7,740
South State Corp.	261,283	18,285
Sterling Bancorp	773,609	12,641
TCF Financial Corp.	788,776	10,759
TowneBank	129,441	2,718
Trustmark Corp.	396,487	9,718
UMB Financial Corp.	764,009	42,593
Umpqua Holdings Corp.	788,315	12,479
Union Bankshares Corp.	118,657	3,134
United Bankshares, Inc.B	142,314	5,506
United Community Banks, Inc.	636,795	12,819
United Financial Bancorp, Inc.	113,356	1,471
Valley National Bancorp	782,341	7,401
Washington Federal, Inc.	906,794	22,026
Washington Trust Bancorp, Inc.	148,097	5,425
Webster Financial Corp.	784,023	28,727
WesBanco, Inc.	203,531	6,539
Westamerica BancorporationB	103,585	5,047
Wintrust Financial Corp.	338,682	17,618
Zions Bancorporation	555,459	15,286

		807,156

Diversified Financials - 4.11%
Ashford, Inc.A F	1	—
Beneficial Bancorp, Inc.A	217,635	3,023
Calamos Asset Management, Inc., Class A	361,729	2,981
Capitol Federal Financial, Inc.	492,559	6,546
Cash America International, Inc.	72,767	2,689
Cohen & Steers, Inc.	234,299	9,201
Credit Acceptance Corp.A B	82,955	16,282
Customers Bancorp, Inc.A	401,559	10,433
Eaton Vance Corp.	246,900	8,525
Encore Capital Group, Inc.A B	176,034	4,955
Essent Group Ltd.A	138,990	2,838
EverBank Financial Corp.	262,300	3,955
First BanCorp Puerto RicoA	1,751,010	6,829
Flagstar Bancorp, Inc.A	148,461	3,514
Great Western Bancorp, Inc.	357,900	11,281
Greenhill & Co., Inc.	103,404	2,277
Heartland Financial USA, Inc.	56,200	1,883
Janus Capital Group, Inc.	511,819	7,473
KCG Holdings, Inc., Class AA	310,271	4,251
Meridian Bancorp, Inc.	115,637	1,691

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
MGIC Investment Corp.A	974,995	$7,049
Nelnet, Inc., Class A	178,198	7,468
Northfield Bancorp, Inc.	205,255	3,255
Oppenheimer Holdings, Inc., Class A	279,305	4,268
Oritani Financial Corp.	133,836	2,319
Pacific Continental Corp.	247,972	4,131
Physicians Realty TrustD	461,478	8,367
Piper Jaffray Cos.A	169,845	7,084
Pzena Investment Management, Inc., Class A	12,996	118
Retail Opportunity Investments Corp.D	345,751	6,801
SLM Corp.A	624,900	4,231
Stifel Financial Corp.A	27,406	902
Synovus Financial Corp.	1,328,879	41,408
Texas Capital Bancshares, Inc.A	495,936	22,724
Virtus Investment Partners, Inc.	14,555	1,138
Waddell & Reed Financial, Inc., Class A	102,858	2,092
Walker & Dunlop, Inc.A	77,400	1,707

		235,689

Insurance - 7.18%
Allied World Assurance Co., Holdings AG	460,608	16,388
American Equity Investment Life Holding Co.	253,853	3,554
American Financial Group, Inc.	246,715	17,050
AMERISAFE, Inc.	28,000	1,509
Amtrust Financial Services, Inc.	487,270	12,109
Argo Group International Holdings Ltd.	80,081	4,402
Aspen Insurance Holdings Ltd.	384,601	17,826
Assurant, Inc.	194,923	16,485
Assured Guaranty Ltd.	407,579	10,544
Axis Capital Holdings Ltd.	255,198	13,594
CNO Financial Group, Inc.	863,667	15,866
Employers Holdings, Inc.	80,264	2,384
Endurance Specialty Holdings Ltd.	366,452	23,446
Enstar Group Ltd.A	125,754	19,924
FBL Financial Group, Inc., Class A	54,103	3,272
First American Financial Corp.	447,463	16,118
Global Indemnity PLCA C	401,933	12,641
Hanover Insurance Group, Inc.	224,293	19,235
Hilltop Holdings, Inc.A	535,344	10,632
Horace Mann Educators Corp.	932,081	28,988
Infinity Property & Casualty Corp.	52,362	4,197
Kemper Corp.	183,406	5,678
Maiden Capital Financing Trust	210,868	2,579
National Western Life Group, Inc., Class A	7,973	1,728
Navigators Group, Inc.A	47,515	3,925
Old Republic International Corp.	874,656	16,172
Primerica, Inc.	168,836	8,368
ProAssurance Corp.	157,928	7,538
Radian Group, Inc.	587,702	7,517
Reinsurance Group of America, Inc.	102,900	9,798
Renaissancere Holdings Ltd.	132,191	14,661
RLI Corp.	66,666	4,145
Safety Insurance Group, Inc.	173,618	9,829
Selective Insurance Group, Inc.	163,441	5,673
State Auto Financial Corp.	74,223	1,522
Stewart Information Services Corp.	57,570	2,005
Third Point Reinsurance Ltd.A	276,774	3,150
United Fire Group, Inc.	77,741	3,484
Universal Insurance Holdings, Inc.B	152,438	2,684
Validus Holdings Ltd.	298,071	13,738
White Mountains Insurance Group Ltd.	20,487	17,004

		411,362

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Real Estate - 4.23%
American Assets Trust, Inc.D	329,797	$13,083
Apollo Residential Mortgage, Inc.D	268,645	3,643
Ashford Hospitality Prime, Inc.D	171,326	1,917
Ashford Hospitality Trust, Inc.D	542,152	3,031
Brandywine Realty TrustD	609,442	9,111
CBL & Associates Properties, Inc.D	368,288	4,302
DuPont Fabros Technology, Inc.D	208,100	8,287
Education Realty Trust, Inc.D	171,332	6,814
EPR PropertiesD	318,838	21,004
Equity CommonwealthA D	322,781	9,009
Geo Group, Inc.D	1,040,535	33,327
Granite Real Estate Investment TrustD	264,360	7,881
Healthcare Trust of America, Inc., Class AD	482,693	13,945
Hospitality Properties TrustD	124,145	3,177
Invesco Mortgage Capital, Inc.D	184,426	2,370
Kite Realty Group TrustD	428,671	11,673
LaSalle Hotel PropertiesD	179,560	4,291
Mack-Cali Realty Corp.D	334,177	8,542
Medical Properties Trust, Inc.D	1,067,075	14,203
New Residential Investment Corp.D	325,503	3,939
Pebblebrook Hotel TrustD	593,406	16,401
Pennsylvania Real Estate Investment TrustD	387,504	8,889
RAIT Financial TrustD	1,025,429	3,117
Ramco-Gershenson Properties TrustD	402,855	7,135
RLJ Lodging TrustD	271,272	5,716
Ryman Hospitality Properties, Inc.D	120,194	6,194
Select Income REITD	238,500	5,521
WCI Communities, Inc.A	358,485	5,729

		242,251

Specialty Finance - 0.12%
GATX Corp.	153,819	7,066

Total Financials		1,703,524

HEALTH CARE - 3.54%
Biotechnology - 0.07%
Charles River Laboratories International, Inc.A	39,781	3,153
PDL BioPharma, Inc.	276,123	1,041

		4,194

Health Care Equipment & Supplies - 0.94%
Globus Medical, Inc., Class AA	448,784	11,239
Hillenbrand, Inc.	374,480	11,351
Hill-Rom Holdings, Inc.	136,697	6,609
Integra LifeSciences Holdings Corp.A	16,540	1,171
Invacare Corp.B	930,071	10,454
Meridian Bioscience, Inc.	379,930	7,260
Natus Medical, Inc.A	186,272	5,936

		54,020

Health Care Providers & Services - 2.41%
Air Methods Corp.	322,206	11,915
AMN Healthcare Services, Inc.A	220,600	7,834
Hanger Orthopedic Group, Inc.A	697,921	4,809
HealthSouth Corp.	514,780	21,343
LifePoint Hospitals, Inc.A	477,919	32,287
Magellan Health Services, Inc.A	91,710	6,462
Omnicell, Inc.A	334,255	10,649
Owens & Minor, Inc.	303,261	11,036
Select Medical Holdings Corp.A	629,085	8,417
Triple-S Management Corp., Class BA	114,740	2,988
WellCare Health Plans, Inc.A	222,368	20,011

		137,751

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 0.12%
Sagent Pharmaceuticals, Inc.A	227,057	$2,643
Supernus Pharmaceuticals, Inc.A	262,760	4,509

		7,152

Total Health Care		203,117

INDUSTRIALS - 19.85%
Aerospace & Defense - 1.53%
AAR Corp.	546,987	13,150
Aerovironment, Inc.A	364,444	10,525
Aircastle Ltd.	691,409	15,003
Cubic Corp.	133,789	5,562
Curtiss-Wright Corp.	117,403	8,991
Kaman Corp.	56,225	2,367
Moog, Inc., Class AA	113,300	5,536
Orbital ATK, Inc.	124,762	10,854
Triumph Group, Inc.	129,995	4,703
Vectrus, Inc.A	13,890	299
World Fuel Services Corp.	227,238	10,619

		87,609

Air Freight & Couriers - 0.07%
HUB Group, Inc., Class AA	98,776	3,805

Airlines - 0.15%
Skywest, Inc.	159,682	3,753
Spirit Airlines, Inc.A	104,600	4,595

		8,348

Building Products - 2.23%
Apogee Enterprises, Inc.	140,868	5,838
Crane Co.	342,477	19,031
Masonite International Corp.	341,306	23,093
Owens Corning	432,607	19,930
Simpson Manufacturing Co., Inc.	821,884	30,902
Trex Co., Inc.A	455,236	21,601
Universal Forest Products, Inc.	64,068	4,911
USG Corp.A	84,100	2,272

		127,578

Commercial Services & Supplies - 4.71%
ABM Industries, Inc.	329,405	10,597
Aceto Corp.	328,401	7,366
American Public Education, Inc.A	123,185	2,853
Apollo Group, Inc., Class AA	147,089	1,147
Atlas Air Worldwide Holdings, Inc.A	71,500	2,856
Bridgepoint Education, Inc.A	257,724	2,459
Brink’s Co.	377,515	12,775
Capella Education Co.	108,342	5,992
CDI Corp.	64,998	465
Convergys Corp.	369,552	9,793
CSG Systems International, Inc.	319,625	14,185
CyrusOne, Inc.D	281,987	12,444
Deluxe Corp.	269,517	16,920
DeVry, Inc.B	215,958	3,747
Dun & Bradstreet Corp.	127,949	14,127
Electro Rent Corp.	8,040	80
Heidrick & Struggles International, Inc.	159,718	3,151
Herman Miller, Inc.	183,410	5,533
Hudson Global, Inc.	623,926	1,616
Interface, Inc.	656,091	11,167
Kelly Services, Inc., Class A	423,339	7,946
Koppers Holdings, Inc.A	22,286	560
Korn/Ferry International	297,906	8,085
McGrath Rentcorp	285,352	6,957
Mobile Mini, Inc.	568,269	18,327

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Monotype Imaging Holdings, Inc.	264,671	$5,831
Monster Worldwide, Inc.A	373,325	1,195
Morningstar, Inc.	73,810	6,141
MSA Safety, Inc.	73,172	3,519
Navigant Consulting, Inc.A	396,260	6,324
PHH Corp.A	502,220	6,443
Pitney Bowes, Inc.	700,676	14,693
Resources Connection, Inc.	289,574	4,277
RR Donnelley & Sons Co.	1,185,767	20,633
Strayer Education, Inc.A	107,033	5,313
Team, Inc.	85,009	2,442
TrueBlue, Inc.A	402,371	7,520
West Corp.	195,207	4,183

		269,662

Construction & Engineering - 2.93%
AECOM Technology Corp.A	440,215	14,303
Aegion Corp.A	279,971	5,944
Chicago Bridge & Iron Co., N.V.	226,073	9,099
Comfort Systems USA, Inc.	905,095	26,690
EMCOR Group, Inc.	425,650	20,636
Granite Construction, Inc.	263,390	11,745
Jacobs Engineering Group, Inc.A	436,826	19,474
MYR Group, Inc.A	43,987	1,122
Primoris Services Corp.	864,477	20,220
Quanta Services, Inc.A	193,032	4,579
Tutor Perini Corp.	2,174,752	34,404

		168,216

Diversified Manufacturing - 0.52%
Barnes Group, Inc.	913,648	29,684

Electrical Equipment - 1.58%
Encore Wire Corp.	346,208	13,242
EnerSys, Inc.	498,549	29,100
Geospace Technologies Corp.A B	266,571	4,361
II-VI, Inc.	1,577,850	32,931
Regal-Beloit Corp.	167,700	10,803

		90,437

Engineering & Construction - 0.34%
KBR, Inc.	1,266,195	19,702

Industrial Conglomerates - 0.06%
ICF International, Inc.A	26,518	1,044
Park-Ohio Industries, Inc.	30,523	777
Trimas Corp.A	100,874	1,826

		3,647

Machinery - 4.31%
Actuant Corp., Class A	175,019	4,675
AGCO Corp.	269,582	14,415
Altra Industrial Motion Corp.	72,930	2,093
American Railcar Industries, Inc.B	57,700	2,366
American Science & Engineering, Inc.	88,186	2,527
Applied Industrial Technologies, Inc.	109,548	5,021
Astec Industries, Inc.	212,060	10,264
Chart Industries, Inc.A	395,443	10,179
CIRCOR International, Inc.	176,497	9,963
CLARCOR, Inc.	227,014	13,342
Columbus McKinnon Corp.	115,120	1,901
EnPro Industries, Inc.	351,307	20,579
ESCO Technologies, Inc.	62,617	2,410
Esterline Technologies Corp.A	85,360	5,861
iRobot Corp.A	375,585	14,039
ITT Corp.	260,258	9,986
Lindsay Corp.B	164,101	12,547

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Meritor, Inc.A	1,100,823	$9,357
Miller Industries, Inc.	226,733	4,820
Navistar International Corp.B	106,166	1,602
Oshkosh Corp.	616,084	30,095
Raven Industries, Inc.	362,698	5,836
Reliance Steel & Aluminum Co.	222,075	16,426
Rexnord Corp.A	156,462	3,411
Sun Hydraulics Corp.	118,671	4,199
Tennant Co.	56,536	3,020
Terex Corp.	969,439	23,159
Wabash National Corp.A	226,226	3,224

		247,317

Marine - 0.48%
Kirby Corp.A	100,390	6,407
Matson, Inc.	535,647	20,826

		27,233

Road & Rail - 0.42%
Knight Transportation, Inc.	358,884	9,536
Marten Transport Ltd.	393,283	7,339
Swift Transportation Co.A	162,282	2,697
Werner Enterprises, Inc.	180,758	4,580

		24,152

Trading Companies & Distributors - 0.50%
Air Lease Corp.	358,487	10,927
MRC Global, Inc.A	222,880	3,116
MSC Industrial Direct Co., Inc., Class A	143,250	11,102
WESCO International, Inc.A	61,700	3,627

		28,772

Transportation Infrastructure - 0.02%
Wesco Aircraft Holdings, Inc.A	95,662	1,380

Total Industrials		1,137,542

INFORMATION TECHNOLOGY - 13.60%
Communications Equipment - 1.19%
Adtran, Inc.	233,226	4,506
Anixter International, Inc.	123,248	7,678
Bel Fuse, Inc., Class B	8,878	148
Brocade Communications Systems, Inc.	1,755,860	16,874
Comtech Telecommunications Corp.	110,998	2,686
Digi International, Inc.A	90,929	961
Extreme NetworksA	2,063,494	7,243
Finisar Corp.A	221,633	3,648
IxiaA	451,734	4,572
Plantronics, Inc.	276,038	10,614
Polycom, Inc.A	317,437	3,793
Verint Systems, Inc.A	157,328	5,324

		68,047

Computers & Peripherals - 1.09%
Electronics for Imaging, Inc.A	224,925	8,961
Lexmark International, Inc., Class A	417,908	16,131
Mercury Systems, Inc.A	707,347	14,868
NCR Corp.A	480,015	13,964
Super Micro Computer, Inc.A	69,800	1,878
Synaptics, Inc.A	95,202	6,812

		62,614

Electronic Equipment & Instruments - 4.76%
Analogic Corp.	81,536	6,441
Arrow Electronics, Inc.	334,666	20,783
Avnet, Inc.	476,327	19,587
AVX Corp.	624,413	8,255
Benchmark Electronics, Inc.A	480,369	9,329

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Celestica, Inc.A	326,983	$3,509
ChipMOS TECHNOLOGIES Bermuda Ltd.	82,107	1,381
DTS, Inc.A	83,264	1,817
FLIR Systems, Inc.	288,426	8,713
Ingram Micro, Inc., Class A	184,681	6,455
Itron, Inc.A	125,001	5,140
Jabil Circuit, Inc.	691,282	12,001
Keysight Technologies, Inc.A	250,500	6,533
Kimball Electronics, Inc.A	7,426	81
Littelfuse, Inc.	83,745	9,755
Methode Electronics, Inc.	54,000	1,605
MTS Systems Corp.	10,515	591
Nanometrics, Inc.A	343,909	6,142
Newport Corp.A	183,754	4,225
Plexus Corp.A	694,947	29,020
Rofin-Sinar Technologies, Inc.A	109,780	3,534
Sanmina Corp.A	714,123	16,889
Scansource, Inc.A	246,101	10,011
Taser International, Inc.A B	483,483	8,828
Tech Data Corp.A	315,150	21,648
Veeco Instruments, Inc.A	131,527	2,421
Vishay Intertechnology, Inc.	4,009,537	48,755

		273,449

Internet Software & Services - 0.29%
LivePerson, Inc.A	172,226	1,042
Netgear, Inc.A	205,650	8,720
NIC, Inc.	364,564	6,456
Zix Corp.	36,699	137

		16,355

IT Consulting & Services - 0.85%
Acxiom Corp.A	458,016	10,063
Computer Sciences Corp.	501,000	16,597
Mantech International Corp., Class A	172,003	5,814
Science Applications International Corp.	84,558	4,489
Sykes Enterprises, Inc.A	66,724	1,945
SYNNEX Corp.	101,728	8,400
Unisys Corp.A B	146,116	1,127

		48,435

Semiconductor Equipment & Products - 4.05%
Advanced Energy Industries, Inc.A	281,129	9,095
Amkor Technology, Inc.A	772,587	4,411
Brooks Automation, Inc.	2,691,185	25,459
Cirrus Logic, Inc.A	400,955	14,474
Cree, Inc.A	147,600	3,618
Diodes, Inc.A	1,773,369	33,020
Entegris, Inc.A	409,651	5,444
Fairchild Semiconductor International, Inc.A	1,448,900	28,978
Inphi Corp.A	188,098	5,581
IXYS Corp.	198,076	2,139
Kulicke & Soffa Industries, Inc.A	178,609	1,915
Microsemi Corp.	187,311	6,329
Novanta, Inc.A	10,686	155
ON Semiconductor Corp.A	1,349,816	12,783
Photronics, Inc.A	1,814,262	19,195
QLogic Corp.A	1,783,652	23,348
Rovi Corp.A	165,949	2,924
Semtech Corp.A	450,487	9,749
Teradyne, Inc.	607,838	11,494
Tessera Technologies, Inc.	173,596	4,986
Xcerra Corp.A	1,194,440	7,047

		232,144

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Software - 1.37%
Aspen Technology, Inc.A	214,285	$8,149
DST Systems, Inc.	22,695	2,739
FARO Technologies, Inc.A	606,156	17,603
Interactive Intelligence Group, Inc.A	120,673	4,485
Mentor Graphics Corp.	1,521,299	30,365
MicroStrategy, Inc., Class AA	20,900	3,748
Qlik Technologies, Inc.A	28,380	874
Xura, Inc.A	459,786	10,295

		78,258

Total Information Technology		779,302

MATERIALS - 4.41%
Building Products - 0.03%
TopBuild Corp.A	61,169	1,910

Chemicals - 2.23%
A. Schulman, Inc.	96,974	2,705
American Vanguard Corp.A	540,845	8,951
Axiall Corp.	29,402	692
Cabot Corp.	233,454	11,390
Calgon Carbon Corp.	533,501	8,744
Cambrex Corp.	169,708	8,187
HB Fuller Co.	108,044	4,832
Innophos Holdings, Inc.	47,302	1,748
Innospec, Inc.	194,789	9,420
Kronos Worldwide, Inc.B	297,980	1,982
Minerals Technologies, Inc.	118,600	7,104
Olin Corp.	302,397	6,589
PolyOne Corp.	721,880	25,974
Quaker Chemical Corp.	31,432	2,799
Scotts Miracle-Gro Co., Class A	246,052	17,416
Stepan Co.	145,413	8,912

		127,445

Construction Materials - 0.02%
Boise Cascade Co.A	54,662	1,141

Containers & Packaging - 0.17%
Greif, Inc., Class A	101,137	3,509
Owens-Illinois, Inc.A	160,129	2,956
Packaging Corp. of America	54,300	3,523

		9,988

Metals & Mining - 1.42%
Carpenter Technology Corp.	253,112	8,963
Coeur d’Alene Mines Corp.B	496,550	4,022
Commercial Metals Co.	667,041	11,953
Ferroglobe plc	58,500	596
Gibraltar Industries, Inc.A	473,521	12,525
Global Brass & Copper Holdings, Inc.	152,672	4,137
Haynes International, Inc.	150,477	5,647
Hecla Mining Co.B	1,372,200	5,914
Kaiser Aluminum Corp.	35,388	3,356
Materion Corp.	140,354	4,069
Pan American Silver Corp.B	265,164	4,155
Royal Gold, Inc.	182,666	11,439
Stillwater Mining Co.A	256,856	3,134
Worthington Industries, Inc.	45,729	1,726

		81,636

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Paper & Forest Products - 0.54%
Domtar Corp.	233,016	$9,004
Glatfelter Co.	237,647	5,449
Louisiana-Pacific Corp.A	728,148	12,378
Schweitzer-Mauduit International, Inc.	111,654	3,840

		30,671

Total Materials		252,791

TELECOMMUNICATION SERVICES - 0.94%
Diversified Telecommunication - 0.52%
ARRIS International PLCA C	1,249,406	28,449
FairPoint Communications, Inc.A B	108,010	1,432

		29,881

Diversified Telecommunication Services - 0.18%
EchoStar Corp., Class AA	162,948	6,668
Hawaiian Telcom Holdco, Inc.A	2,466	57
IDT Corp., Class B	37,705	578
Vonage Holdings Corp.A	664,883	3,105

		10,408

Wireless Telecommunication Services - 0.24%
Iridium Communications, Inc.A B	345,848	2,791
Telephone & Data Systems, Inc.	368,443	10,895

		13,686

Total Telecommunication Services		53,975

UTILITIES - 4.17%
Electric - 2.87%
Allete, Inc.	300,813	16,903
Black Hills Corp.B	165,465	10,026
Great Plains Energy, Inc.	1,691,001	52,810
Hawaiian Electric Industries, Inc.	442,930	14,479
IDACORP, Inc.	133,138	9,683
NRG Energy, Inc.	581,339	8,778
Portland General Electric Co.	1,298,046	51,558

		164,237

Gas - 0.74%
Chesapeake Utilities Corp.	154,198	9,178
Energen Corp.	312,913	13,296
New Jersey Resources Corp.	243,641	8,693
WGL Holdings, Inc.	164,249	11,151

		42,318

Multi-Utilities - 0.30%
Avista Corp.	189,305	7,585
Vectren Corp.	192,687	9,413

		16,998

Water - 0.17%
California Water Service Group	352,198	9,837

Water Utilities - 0.09%
American States Water Co.	128,070	5,339

Total Utilities		238,729

Total Common Stock (Cost $5,010,094)		5,532,866

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 3.31% (Cost $189,521)
American Beacon U.S. Government Money Market Select Fund, Select Class E	189,521,412	$189,521

SECURITIES LENDING COLLATERAL - 3.14%
American Beacon U.S. Government Money Market Select Fund, Select Class E	135,799,215	135,799
DWS Government and Agency Securities Portfolio, Institutional Class	44,251,610	44,252

Total Securities Lending Collateral (Cost $180,051)		180,051

TOTAL INVESTMENTS - 102.98% (Cost $5,379,666)		5,902,438
LIABILITIES, NET OF OTHER ASSETS - (2.98%)		(170,656)

TOTAL NET ASSETS - 100.00%		$5,731,782

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at April 30, 2016.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.
F	Amount is less than $500.

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index June Futures	Long	1,581	June 2016	$178,273,560	$5,820,894

				$178,273,560	$5,820,894

See accompanying notes

19

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A C	$5,577,118
Investments in affiliated securities, at fair value B	325,320
Deposit with brokers for futures contracts	799
Receivable for investments sold	13,587
Receivable for fund shares sold	7,057
Dividends and interest receivable	2,384
Receivable for variation margin from open futures contracts	5,824
Prepaid expenses	93

Total assets	5,932,182

Liabilities:
Payable for investments purchased	10,062
Payable for fund shares redeemed	5,748
Payable upon return of securities loaned	180,051
Management and investment advisory fees payable	2,095
Administrative service and service fees payable	1,585
Transfer agent fees payable	122
Custody and fund accounting fees payable	45
Professional fees payable	77
Prospectus and shareholder reports fees payable	466
Trustee fees payable	101
Other liabilities	48

Total liabilities	200,400

Net assets	$5,731,782

Analysis of Net Assets:
Paid-in-capital	5,248,778
Undistributed net investment income	17,603
Accumulated net realized (loss)	(63,192)
Unrealized appreciation of investments	522,772
Unrealized appreciation of futures contracts	5,821

Net assets	$5,731,782

See accompanying notes

20

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	197,784,706

Y Class	13,240,267

Investor Class	29,113,578

Advisor ClassD	5,014,832

A Class	2,837,015

C Class	573,706

Net assets (not in thousands):
Institutional Class	$4,588,809,933

Y Class	$303,553,415

Investor Class	$653,248,012

Advisor ClassD	$111,207,002

A Class	$62,659,733

C Class	$12,303,579

Net asset value, offering and redemption price per share:
Institutional Class	$23.20

Y Class	$22.93

Investor Class	$22.44

Advisor ClassD	$22.18

A Class	$22.09

A Class (offering price)	$23.44

C Class	$21.45

A Cost of investments in unaffiliated securities	$5,054,346
B Cost of investments in affiliated securities	$325,320
C Fair value of securities on loan	$176,066
D Includes Retirement Class (Note 1).

See accompanying notes

21

American Beacon Small Cap Value FundSM

Statement of Operations

For the Six Months ended April 30, 2016 (Unaudited) (in thousands)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$46,451
Dividend income from affiliated securities	77
Miscellaneous Income	1
Income derived from securities lending	2,064

Total investment income	48,593

Expenses:
Management and investment advisory fees (Note 2)	12,317
Administrative service fees (Note 2):
Institutional Class	6,371
Y Class	390
Investor Class	970
Advisor ClassB	161
A Class	83
C Class	17
AMR Class	2
Transfer agent fees:
Institutional Class	649
Y Class	6
Investor Class	16
Advisor ClassB	5
A Class	3
C Class	1
AMR Class	1
Custody and fund accounting fees	279
Professional fees	98
Registration fees and expenses	80
Service fees (Note 2):
Y Class	130
Investor Class	1,078
Advisor ClassB	135
A Class	42
C Class	9
Distribution fees (Note 2):
Advisor ClassB	142
A Class	69
C Class	58
Prospectus and shareholder report expenses	184
Trustee fees	173
Other expenses	166

Total expenses	23,635

Net investment income	24,958

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(16,317)
Commission recapture (Note 3)	70
Foreign currency transactions	(1)
Futures contracts	(13,030)
Change in net unrealized appreciation (depreciation) of:
Investments	(2,666)
Futures contracts	3,215

Net (loss) from investments	(28,729)

Net (decrease) in net assets resulting from operations	$(3,771)

A Foreign taxes	$78
B Includes Retirement Class (Note 1).

See accompanying notes

22

American Beacon Small Cap Value FundSM

Statement of Changes of Net Assets (in thousands)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$24,958	$54,550
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	(29,277)	393,635
Change in net unrealized appreciation (depreciation) from investments and futures contracts	549	(406,282)

Net increase (decrease) in net assets resulting from operations	(3,770)	41,903

Distributions to Shareholders:
Net investment income:
Institutional Class	(35,442)	(28,088)
Y Class	(1,930)	(1,184)
Investor Class	(3,346)	(2,646)
Advisor ClassA	(382)	(198)
Retirement Class	—	(2)
A Class	(300)	(70)
AMR Class	—	(3,576)
Net realized gain from investments:
Institutional Class	(202,231)	(464,691)
Y Class	(11,745)	(21,977)
Investor Class	(34,526)	(100,257)
Advisor ClassA	(5,446)	(12,392)
Retirement Class	—	(1,430)
A Class	(2,613)	(3,740)
C Class	(618)	(1,223)
AMR Class	—	(43,926)

Net distributions to shareholders	(298,579)	(685,400)

Capital Share Transactions:
Proceeds from sales of shares	957,154	1,643,561
Reinvestment of dividends and distributions	288,838	664,480
Cost of shares redeemed	(690,811)	(1,780,813)

Net increase in net assets from capital share transactions	555,181	527,228

Net increase (decrease) in net assets	252,832	(116,269)

Net Assets:
Beginning of period	5,478,950	5,595,220

End of Period *	$5,731,782	$5,478,950

* Includes undistributed net investment income	$17,603	$34,045

A Includes Retirement Class (Note 1).

See accompanying notes

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, one of which is Small Cap Value Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

On September 21, 2015, the Board of Trustees (the “Board”) approved the liquidation of the AMR Class shares. The Class closed on December 11, 2015. The Board also approved the reclassification of the Retirement Class shares to the Advisor Class shares due to small asset size. The Retirement Class closed on January 15, 2016, and merged into the Advisor Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

Advisor Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

investment activities of the Fund. Management fees paid during the six months ended April 30, 2016 were as follows (in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
0.46%	$12,317	$10,754	$1,563

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently the Manager receives 0.10% of such income for the lending Fund. This fee is included in Income derived from securities lending and Management and investment advisory fees on the Statement of Operations. During the six months ended April 30, 2016, securities lending fees paid to the Manager were $231,360.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, A, and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

management and administration fees of 0.10% of the average daily net assets of the USG Select Fund. During the six months ended April 30, 2016, the Manager earned fees totaling $30,782 on the Fund’s direct investment in the Select Fund and $68,452 from the Fund’s securities lending collateral invested in the USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2016, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability is $672 expiring in 2016 and $324 expiring in 2017. The Manager recovered $2,670 from the A Class and $2,719 from the C Class expiring in 2016.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2016, Foreside collected $1,831 from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2016, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2016, $648 in CDSC fees were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2016, the Fund’s investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock*	$5,532,866	$—	$—	$5,532,866
Short-Term Investments - Money Market Funds	189,521	—	—	189,521
Securities Lending Collateral Invested in Money Market Funds	180,051	—	—	180,051

Total Investments in Securities	$5,902,438	$—	$—	$5,902,438

Financial Derivative Instruments - Assets
Futures Contracts	$5,821	$—	$—	$5,821

*	Refer to the Schedule of Investments for Industry Information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the six months ended April 30, 2016, there were no transfers between levels.

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2016, the Fund entered into future contracts primarily for exposing cash to markets.

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Six Months ended April 30, 2016
Small Cap Value	1,919

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2016:

Statement of Assets and Liabilities	Derivatives	Fair Value
Receivable for variation margin from open futures contracts	Equity Contracts	$5,821

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2016:

Statement of Operations	Derivatives	Fair Value
Net realized (loss) of futures contracts	Equity Contracts	$(13,030)
Change in net unrealized appreciation of futures contracts	Equity Contracts	3,215

(1)	See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2016 (in thousands):

Offsetting of Financial and Derivative Assets as of April 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts (1)	$5,821	—	$5,821
Securities on Loan	176,066	—	176,066

	$181,887	—	$181,887

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2016:

	Net amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received (2)	Net Amount
Barclays Capital, Inc.	$14,463	$—	$(14,463)	$—
BNP Paribas Prime Brokerage	19,602	—	(19,602)	—
Credit Suisse Securities (USA)	6,871	—	(6,871)	—
Goldman Sachs & Co.	30,627	—	(30,627)	—
Goldman Sachs Bank USA (1)	5,821	—	—	5,821
JPMorgan Clearing Corp.	10,450	—	(10,450)	—
Merrill Lynch, Pierce, Fenner	11,901	—	(11,901)	—
MS Securities Services Inc.	29,267	—	(29,267)	—
National Financial Services Corp (NFS)	16,070	—	(16,070)	—
Scotia Capital USA Inc.	3,645	—	(3,645)	—
SG Americas Securities, LLC	3,093	—	(3,093)	—
UBS Securities LLC	30,077	—	(30,077)	—

Total:	$181,887	$—	$(176,066)	$(5,821)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.
(2)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $180,051 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years for the four year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

The tax character of distributions paid were as follows (in thousands):

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$35,441	$103,614
Y Class	1,930	4,756
Investor Class	3,346	18,940
Advisor Class	382	2,212
Retirement Class	—	234
A Class	300	678
C Class	—	199
AMR Class	—	10,714
Long-Term Capital gain
Institutional Class	202,232	389,165
Y Class	11,745	18,406
Investor Class	34,526	83,963
Advisor Class	5,446	10,378
Retirement Class	—	1,197
A Class	2,613	3,132
C Class	618	1,024
AMR Class	—	36,788

Total distributions paid	$289,579	$685,400

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$5,421,859

Unrealized appreciation	823,500
Unrealized depreciation	(342,921)

Net unrealized appreciation	480,579

Undistributed ordinary income	15,339
Accumulated long-term (loss)	(18,395)
Other temporary differences	5,821

Distributable earnings (deficits)	$483,344

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities and publicly traded partnerships.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, reclassifications of dividends, and reclassifications of income from real estate investment securities and publicly traded partnerships as of April 30, 2016 (in thousands):

Paid-in-capital	$(340)
Undistributed net investment income	(635)
Accumulated net realized gain (loss)	975
Unrealized appreciation (depreciation) of investments and futures contracts	—

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of April 30, 2016, the Fund did not have capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2016 were $1,623,779 and $1,256,802, respectively (in thousands).

A summary of the Fund’s direct transactions and security lending collateral transactions in the USG Select Fund for the six months ended April 30, 2016 are set forth below (in thousands):

Types of Transaction	October 31, 2015 Shares/Fair Value	Purchases	Sales	April 30, 2016 Shares/Fair Value	Dividend Income
Direct	$15,000	$393,802	$219,281	$189,521	$77
Securities Lending	134,818	383,296	382,315	135,799	N/A

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$176,066	$—	$180,051

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2016

	Institutional Class		Y Class		Investor Class		Advisor Class(2)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,264	$718,155	4,198	$90,847	4,042	$87,407	1,653	$34,394
Reinvestment of dividends	10,230	229,981	561	12,479	1,706	37,152	271	5,828
Shares redeemed	(19,422)	(437,369)	(1,817)	(40,421)	(6,932)	(148,068)	(1,672)	(34,731)

Net increase (decrease) in shares outstanding	23,072	$510,767	2,942	$62,905	(1,184)	$(23,509)	252	$5,491

	A Class		C Class		AMR Class(1)
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,143	$23,925	111	$2,353	3	$73
Reinvestment of dividends	134	2,863	26	535	—	—
Shares redeemed	(768)	(16,541)	(76)	(1,568)	(508)	(12,113)

Net increase (decrease) in shares outstanding	509	$10,247	61	$1,320	(505)	$(12,040)

(1)	The AMR Class closed on December 11, 2015.
(2)	The Retirement Class was closed on January 15, 2016 and the assets were merged into the Advisor Class.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

For the Year Ended October 31, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,133	$1,203,810	5,301	$132,321	7,676	$189,079	1,480	$36,026
Reinvestment of dividends	19,188	477,005	841	20,682	4,173	100,563	528	12,590
Shares redeemed	(35,606)	(908,703)	(2,763)	(68,782)	(13,149)	(322,523)	(1,692)	(40,626)

Net increase (decrease) in shares outstanding	30,715	$772,112	3,379	$84,221	(1,300)	$(32,881)	316	$7,990

	Retirement Class		A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	281	$6,659	1,730	$42,130	167	$3,970	1,164	$29,566
Reinvestment of dividends	61	1,432	154	3,671	45	1,036	1,919	47,502
Shares redeemed	(200)	(4,788)	(666)	(16,044)	(70)	(1,656)	(16,861)	(417,692)

Net increase (decrease) in shares outstanding	142	$3,303	1,218	$29,757	142	$3,350	(13,778)	$(340,624)

36

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$24.69		$27.80	$28.04	$21.04	$18.75	$17.84

Income from investment operations:
Net investment income	0.10		0.24	0.17	0.25	0.17	0.08
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.02	2.18	7.60	2.20	0.92

Total income (loss) from investment operations	(0.14)		0.26	2.35	7.85	2.37	1.00

Less distributions:
Dividends from net investment income	(0.20)		(0.19)	(0.14)	(0.27)	(0.08)	(0.09)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.35)		(3.37)	(2.59)	(0.85)	(0.08)	(0.09)

Net asset value, end of period	$23.20		$24.69	$27.80	$28.04	$21.04	$18.75

Total return B	(0.40	)%C	0.87%	8.78%	38.59%	12.71%	5.57%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,588,811		$4,313,523	$4,002,884	$3,430,107	$2,189,761	$1,843,285
Ratios to average net assets:
Expenses before reimbursements	0.83	%D	0.81%	0.80%	0.82%	0.82%	0.82%
Expenses, net of reimbursements	0.83	%D	0.81%	0.80%	0.82%	0.82%	0.82%
Net investment income (loss), before reimbursements	0.99	%D	0.99%	0.67%	1.01%	0.87%	0.47%
Net investment income (loss), net of reimbursements	0.99	%D	0.99%	0.67%	1.01%	0.87%	0.47%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

	Y Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$24.41		$27.52	$27.81	$20.89	$18.66	$17.76

Income from investment operations:
Net investment income	0.11		0.23	0.18	0.22	0.15	0.06
Net gains (losses) from investments (both realized and unrealized)	(0.25)		0.01	2.12	7.55	2.19	0.92

Total income (loss) from investment operations	(0.14)		0.24	2.30	7.77	2.34	0.98

Less distributions:
Dividends from net investment income	(0.19)		(0.17)	(0.14)	(0.27)	(0.11)	(0.08)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.34)		(3.35)	(2.59)	(0.85)	(0.11)	(0.08)

Net asset value, end of period	$22.93		$24.41	$27.52	$27.81	$20.89	$18.66

Total return B	(0.41	)%C	0.79%	8.67%	38.45%	12.58%	5.49%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$303,553		$251,360	$190,416	$122,850	$38,982	$29,234
Ratios to average net assets:
Expenses before reimbursements	0.90	%D	0.90%	0.89%	0.91%	0.91%	0.94%
Expenses, net of reimbursements	0.90	%D	0.90%	0.89%	0.91%	0.91%	0.94%
Net investment income (loss), before reimbursements	0.91	%D	0.90%	0.58%	0.74%	0.77%	0.30%
Net investment income (loss), net of reimbursements	0.91	%D	0.90%	0.58%	0.74%	0.77%	0.30%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

37

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$23.86		$26.96	$27.27	$20.47	$18.23	$17.40

Income from investment operations:
Net investment income	0.08		0.18	0.10	0.18	0.11	0.02
Net gains (losses) from investments (both realized and unrealized)	(0.24)		(0.02)	2.09	7.38	2.13	0.88

Total income (loss) from investment operations	(0.16)		0.16	2.19	7.56	2.24	0.90

Less distributions:
Dividends from net investment income	(0.11)		(0.08)	(0.05)	(0.18)	—	(0.07)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.26)		(3.26)	(2.50)	(0.76)	—	(0.07)

Net asset value, end of period	$22.44		$23.86	$26.96	$27.27	$20.47	$18.23

Total return B	(0.51	)%C	0.50%	8.40%	38.11%	12.31%	5.20%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$653,248		$723,045	$851,732	$934,041	$748,550	$843,400
Ratios to average net assets:
Expenses before reimbursements	1.14	%D	1.15%	1.16%	1.18%	1.18%	1.17%
Expenses, net of reimbursements	1.14	%D	1.15%	1.16%	1.18%	1.18%	1.17%
Net investment income (loss), before reimbursements	0.70	%D	0.67%	0.33%	0.73%	0.51%	0.12%
Net investment income (loss), net of reimbursements	0.70	%D	0.67%	0.33%	0.73%	0.51%	0.12%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

	Advisor ClassF
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$23.60		$26.69	$27.06	$20.35	$18.15	$17.33

Income from investment operations:
Net investment income (loss)	0.05		0.13	0.06	0.14	0.06	(0.01)
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.01	2.07	7.34	2.14	0.89

Total income (loss) from investment operations	(0.19)		0.14	2.13	7.48	2.20	0.88

Less distributions:
Dividends from net investment income	(0.08)		(0.05)	(0.05)	(0.19)	—	(0.06)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.23)		(3.23)	(2.50)	(0.77)	—	(0.06)

Net asset value, end of period	$22.18		$23.60	$26.69	$27.06	$20.35	$18.15

Total return B	(0.64	)%C	0.41%	8.22%	37.93%	12.12%	5.07%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$111,206		$98,224	$102,682	$88,033	$44,731	$33,032
Ratios to average net assets:
Expenses before reimbursements	1.30	%D	1.31%	1.29%	1.31%	1.32%	1.32%
Expenses, net of reimbursements	1.30	%D	1.31%	1.29%	1.31%	1.32%	1.32%
Net investment income (loss), before reimbursements	0.51	%D	0.51%	0.18%	0.46%	0.35%	(0.02)%
Net investment income (loss), net of reimbursements	0.51	%D	0.51%	0.18%	0.46%	0.35%	(0.02)%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
F	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.

38

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$23.54		$26.63	$27.03	$20.35	$18.19	$17.39

Income from investment operations:
Net investment income	0.08		0.13	0.11	0.16	0.08	0.03
Net gains (losses) from investments (both realized and unrealized)	(0.25)		0.02	2.03	7.30	2.12	0.83

Total income (loss) from investment operations	(0.17)		0.15	2.14	7.46	2.20	0.86

Less distributions:
Dividends from net investment income	(0.13)		(0.06)	(0.09)	(0.20)	(0.04)	(0.06)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.28)		(3.24)	(2.54)	(0.78)	(0.04)	(0.06)

Net asset value, end of period	$22.09		$23.54	$26.63	$27.03	$20.35	$18.19

Total return B	(0.56	)%C	0.45%	8.30%	37.83%	12.11%	4.92%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$62,660		$54,815	$29,570	$13,418	$4,064	$1,822
Ratios to average net assets:
Expenses before reimbursements	1.21	%D	1.21%	1.27%	1.35%	1.44%	1.57%
Expenses, net of reimbursements	1.21	%D	1.22%	1.27%	1.32%	1.34%	1.57%
Net investment income (loss), before reimbursements	0.62	%D	0.56%	0.19%	0.30%	0.21%	(0.32)%
Net investment income (loss), net of reimbursements	0.62	%D	0.54%	0.20%	0.34%	0.32%	(0.32)%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

	C Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014E	2013	2012	2011A
	(unaudited)
Net asset value, beginning of period	$22.84		$26.05	$26.60	$20.07	$18.04	$17.37

Income from investment operations:
Net investment income (loss)	0.01		0.03	(0.07)	0.03	(0.03)	(0.04)
Net gains (losses) from investments (both realized and unrealized)	(0.25)		(0.06)	1.97	7.17	2.06	0.74

Total income (loss) from investment operations	(0.24)		(0.03)	1.90	7.20	2.03	0.70

Less distributions:
Dividends from net investment income	—		—	0.00	(0.09)	—	(0.03)
Distributions from net realized gains	(1.15)		(3.18)	(2.45)	(0.58)	—	—

Total distributions	(1.15)		(3.18)	(2.45)	(0.67)	—	(0.03)

Net asset value, end of period	$21.45		$22.84	$26.05	$26.60	$20.07	$18.04

Total return B	(0.92	)%C	(0.31)%	7.46%	36.88%	11.25%	4.06%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$12,304		$11,719	$9,676	$6,396	$2,330	$1,106
Ratios to average net assets:
Expenses before reimbursements	1.96	%D	1.97%	2.03%	2.09%	2.21%	2.60%
Expenses, net of reimbursements	1.96	%D	1.98%	2.03%	2.07%	2.10%	2.60%
Net investment income (loss), before reimbursements	(0.14	)%D	(0.17)%	(0.56)%	(0.41)%	(0.54)%	(1.36)%
Net investment income (loss), net of reimbursements	(0.14	)%D	(0.17)%	(0.56)%	(0.39)%	(0.43)%	(1.36)%
Portfolio turnover rate	24	%C	47%	73%	48%	51%	59%

A	On November 30, 2010, Metropolitan West Capital Management LLC was terminated and ceased managing assets of the Small Cap Value Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow, Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.

39

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement of the Funds (Unaudited)

At its March 3-4, 2016 meetings, the Boards of Trustees (“Board”) considered the approval of a new Management Agreement (“New Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”) on behalf of the existing series of the Trust, including the series of the Trust covered in this shareholder report (each, a “Fund”). The New Agreement combines the terms of each Fund’s prior management agreement and administration agreement and establishes separate standardized fee schedules for four categories of Funds, which include fee schedule breakpoints. The Board considered that, with respect to each Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Funds’ management agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Funds by the Manager at in-person meetings held on June 2-3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Funds. The Board also considered that the fee rate payable by a Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Funds and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the Management Agreement on behalf of each Fund.

40

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41

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling
1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/16

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2016

Dear Shareholders,

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade. On April 27, 2016, the FOMC decided to maintain short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates.

Conversely, during first quarter 2016, many central banks around the world decided to continue or expand their economic stimulation policies. The Bank of Japan pushed its rates into negative territory and the European Central Bank cut a key rate to zero in March 2016. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds outperformed stocks thanks to declining interest rates.

•	For the six months ended April 30, 2016, the American Beacon International Equity Fund (Investor Class) returned -4.34%. The Fund is designed to provide long-term capital appreciation primarily through investments in equity securities of issuers based outside the U.S.

For the period under review, the MSCI EAFE Index - which represents the stocks of developed countries - returned -3.07%.

Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Investor Class of the International Equity Fund (the “Fund”) returned -4.34% for the six months ended April 30, 2016. The Fund underperformed the MSCI EAFE Index (the “Index”) return of -3.07%.

Total Returns for the Period ended 4/30/2016

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,7)	AAIEX	-4.20%	-11.02%	1.69%	1.96%
Y Class (1,2,7)	ABEYX	-4.24%	-11.10%	1.59%	1.90%
Investor Class (1,7)	AAIPX	-4.34%	-11.30%	1.34%	1.63%
Advisor Class (1,3,7)	AAISX	-4.38%	-11.42%	1.17%	1.41%
A Class with sales charge (1,4,7)	AIEAX	-9.78%	-16.40%	0.04%	0.96%
A Class without sales charge (1,4,7)	AIEAX	-4.30%	-11.31%	1.23%	1.56%
C Class with sales charge (1,5,7)	AAIAX	-5.72%	-13.02%	0.47%	1.12%
C Class without sales charge (1,5,7)	AAIAX	-4.72%	-12.02%	0.47%	1.12%
AMR Class (1,7)		—%	-0.11%	0.02%	0.02%
MSCI EAFE Index (6)		1.61%	-0.81%	22.78%	17.32%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns from 2013 through 2015.
2.	Fund performance for the ten-year period represents the returns achieved by the Institutional Class from 4/30/06 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/06.
3.	A portion of the fees charged to the Advisor Class of the Fund were waived in 2006, 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for those periods.
4.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/06. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2015. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum sales charge for A Class is 5.75%.
5.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/06 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/06. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012 and partially recovered in 2013 and 2015. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.74%, 0.81%, 1.07%, 1.20%, 1.12%, 1.87%, and 0.42%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Fund underperformed the Index over the six-month period due to both country allocation and stock selection.

Stock selections within Switzerland and Japan negatively contributed to the Fund’s relative performance over the six-month period, despite value gained through selections in France. The Fund was hurt by investments in Credit Suisse Group AG Reg. (down 35.8%) and Novartis AG Reg. (down 13.0%) within Switzerland, and from investments in Sumitomo Mitsui Financial GR (down 22.0%) and Hitachi Ltd. (down 20.1%) within Japan. Better performing investments in France included Total SA (up 7.8%) and Technip SA (up 13.3%).

Country allocation also led to the Fund’s relative underperformance, particularly underweighting Australia (up 9.4%) - the second-best performing country in the Index - and overweighting the United Kingdom (down 6.6%). Overweighting out-of-index Korea and Canada (down 0.9% and up 8.1%, respectively) added value to the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)

Novartis AG		2.5
British American Tobacco PLC		2.2
Royal Dutch Shell PLC		2.0
KDDI Corp.		2.0
Total S.A.		2.0
Lloyds Banking Group PLC		1.8
Akzo Nobel		1.6
Bayer AG Reg		1.8
Samsung Electronics Co. Ltd.		1.4
Teva Pharmaceutical Industries Ltd. Sponsored		1.3

Total Fund Holdings	162

Sector Allocation (% Equities)

Financials		24.4
Consumer Discretionary		12.3
Health Care		11.9
Consumer Staples		9.5
Industrials		9.5
Telecommunication Services		9.0
Energy		9.0
Materials		7.0
Information Technology		5.2
Utilities		2.2

3

American Beacon International Equity FundSM

Performance Overview

April 30, 2016 (Unaudited)

Country Allocation (% Equities)

United Kingdom	26.5
Japan	14.1
France	11.9
Switzerland	8.6
Germany	8.3
Netherlands	6.7
South Korea	4.5
Hong Kong/China	2.8
Belgium	1.9
Sweden	1.8
Italy	1.6
Spain	1.6
Canada	1.5
Israel	1.4
Australia	1.3
Singapore	1.2
Norway	1.1
Ireland	1.1
Finland	0.8
Denmark	0.6
Luxembourg	0.5
Portugal	0.3
Austria	0.1

4

American Beacon International Equity FundSM

Fund Expenses

April 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon International Equity FundSM

Fund Expenses

April 30, 2016 (Unaudited)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 - 4/30/16
Institutional Class
Actual	$1,000.00	$958.00	$3.40
Hypothetical**	$1,000.00	$1,021.39	$3.51
Y Class
Actual	$1,000.00	$957.60	$3.75
Hypothetical**	$1,000.00	$1,021.04	$3.87
Investor Class
Actual	$1,000.00	$956.60	$5.08
Hypothetical**	$1,000.00	$1,019.67	$5.24
Advisor Class
Actual	$1,000.00	$956.20	$5.70
Hypothetical**	$1,000.00	$1,019.03	$5.89
A Class
Actual	$1,000.00	$957.00	$5.27
Hypothetical**	$1,000.00	$1,019.47	$5.44
C Class
Actual	$1,000.00	$952.80	$8.88
Hypothetical**	$1,000.00	$1,015.77	$9.16
AMR Class
Actual	$1,000.00	$959.70	$2.09
Hypothetical**	$1,000.00	$1,022.73	$2.16

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.70%, 0.77%, 1.04%, 1.17%, 1.08%, 1.83% and 0.43% for the Institutional, Y, Investor, Advisor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

6

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.20%
Common Stocks - (Cost $26,733)
Caltex Australia Ltd.A	569,697	$14,002
James Hardie Industries PLC, CDIA B C	570,096	8,022
Westfield Corp.A D	1,005,014	7,686

Total Australia		29,710

Austria - 0.13%
Common Stocks - (Cost $4,574)
Uniqa Insurance Group AG A	461,951	3,342

Belgium - 1.73%
Common Stocks - (Cost $33,439)
Anheuser-Busch InBev S.A.A E	232,489	28,841
KBC Groep N.V.A	250,812	14,131

Total Belgium		42,972

Canada - 1.40%
Common Stocks - (Cost $35,806)
MDA Corp.E	115,789	8,112
National Bank of Canada	332,702	11,889
Precision Drilling Corp.E	893,626	4,637
Suncor Energy, Inc.	341,995	10,039

Total Canada		34,677

Denmark - 0.53%
Common Stocks - (Cost $12,779)
Carlsberg A.S. Class BA	134,020	13,070

Finland - 0.72%
Common Stocks - (Cost $14,908)
Sampo OYJ Class AA	409,928	17,912

France - 11.10%
Common Stocks - (Cost $253,687)
AXA S.A.A E	387,967	9,789
BNP ParibasA	509,239	26,987
Cap Gemini S.A.A	196,450	18,352
Cie de Saint-GobainA	232,269	10,650
Cie Generale des Etablissements MichelinA	96,184	10,045
Crédit Agricole S.A.A	859,370	9,515
ENGIE SAA E	1,066,632	17,600
Iliad S.A.A	33,707	7,354
Legrand S.A.A	219,826	12,528
Orange S.A.A	84,951	1,411
SanofiA E	339,359	28,036
Schneider Electric S.A.A	270,641	17,630
Societe Generale S.A.A	200,200	7,861
Technip S.A.A E	151,409	8,914
Total S.A.A	969,167	49,008
Valeo S.A.A	113,584	17,973
Vinci S.A.A	227,819	17,041
Zodiac AerospaceA	204,050	4,776

Total France		275,470

See accompanying notes

7

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Germany - 7.70%
Common Stocks - (Cost $136,649)
Bayer AG Reg.A	391,366	$45,161
Commerzbank AGA	572,077	5,341
Deutsche Boerse AGA	87,865	7,208
HeidelbergCement AGA	148,929	13,241
Infineon Technologies AGA	677,990	9,640
Lanxess AGA	208,401	10,889
Linde AGA	94,625	14,460
Merck KGaAA	106,505	10,001
METRO AGA	240,892	7,661
Muenchener Rueckversicherungs AG, RegA	32,621	6,051
SAP AGA	219,425	17,164
Siemens AG, Reg.A	104,730	10,931
Thyssenkrupp AGA	199,360	4,637

Total Common Stocks		162,385

Preferred Stocks - (Cost $37,208)
Volkswagen AGA	199,293	28,829

Total Germany		191,214

Hong Kong/China - 2.65%
Common Stocks - (Cost $60,876)
AIA Group Ltd.A	1,556,862	9,294
Cheung Kong Property Holdings Ltd.A	681,082	4,652
China Merchants Holdings Intl.A	1,800,044	5,347
China Mobile Ltd.A	1,897,776	21,586
CK Hutchison Holdings Ltd.A	546,082	6,527
CNOOC Ltd.A	13,104,635	16,245
GCL-Poly Energy Holdings Ltd.A	15,050,317	2,222

Total Hong Kong/China		65,873

Ireland - 0.99%
Common Stocks - (Cost $19,359)
CRH PLCA C	557,971	16,257
Ryanair Holdings PLCA	101,600	8,225

Total Ireland		24,482

Israel - 1.31%
Common Stocks - (Cost $29,656)
Teva Pharmaceutical Industries Ltd., Sponsored ADR F	598,753	32,602

Italy - 1.45%
Common Stocks - (Cost $38,218)
Azimut Holding SpAA	386,447	9,751
ENI SpAA	606,519	9,915
Intesa Sanpaolo SpAA	1,453,732	4,042
UniCredit SpAA	3,171,331	12,228

Total Italy		35,936

Japan - 13.18%
Common Stocks - (Cost $320,026)
Canon, Inc.A	252,000	7,063
Daiwa House Industry Co., Ltd.A	854,200	22,567
Don Quijote Co., Ltd.A	580,600	20,694
East Japan Railway Co.A	231,500	20,485
Hitachi Ltd.A	4,282,000	19,382
Isuzu Motors Ltd.A	916,700	9,758

See accompanying notes

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Japan Airlines Co., Ltd.A	359,200	$12,995
Japan Tobacco, Inc.A	336,500	13,784
KDDI Corp.A	1,740,800	49,516
Kirin Holdings Co., Ltd.A	681,900	9,905
Konica Minolta, Inc.A	850,500	7,375
Nikon Corp.A E	476,700	7,019
Nissan Motor Co., Ltd.A	1,102,900	9,818
Seven & I Holdings Co., Ltd.A	385,600	15,794
Softbank Corp.A	563,400	29,634
Sony Corp.A	502,900	12,226
Sumitomo Mitsui Financial Group, Inc.A	1,002,300	30,129
Suntory Beverage & Food Ltd.A	210,800	9,413
Toshiba Corp.A E	2,668,000	5,578
Toyota Motor Corp.A	132,500	6,684
United Arrows Ltd.A	183,400	7,370

Total Japan		327,189

Luxembourg - 0.42%
Common Stocks - (Cost $10,769)
RTL Group S.A.A G	75,664	6,328
Tenaris S.A.A	302,502	4,095

Total Luxembourg		10,423

Netherlands - 6.28%
Common Stocks - (Cost $146,004)
Aegon N.V.A	1,865,960	10,716
Akzo NobelA	554,392	39,342
ING Groep N.V. CVAA H	1,624,305	19,920
Koninklijke Philips Electronics N.V.A	209,276	5,754
PostNL N.V.A G	1,414,605	6,191
QIAGEN N.V.A G	303,816	6,818
RELX N.V.A	1,326,742	22,274
Royal Dutch Shell PLC, Class AA C	712,982	18,657
SBM Offshore N.V.A E	602,300	8,109
Wolters Kluwer N.V.A E	473,781	18,045

Total Netherlands		155,826

Norway - 1.06%
Common Stocks - (Cost $24,746)	1,529,506	26,207

Telenor ASA A
Portugal - 0.25%
Common Stocks - (Cost $7,058)
Galp Energia SGPS S.A. A	458,623	6,325

Singapore - 1.09%
Common Stocks - (Cost $22,971)
DBS Group Holdings Ltd.A	1,005,681	11,380
Noble Group Ltd.A	10,756,996	3,648
Singapore Telecommunications Ltd.A	4,232,795	12,088

Total Singapore		27,116

South Korea - 4.16%
Common Stocks - (Cost $113,728)
Hana Financial Group, Inc.A	462,277	10,318
Hyundai Mobis Co., Ltd.A	36,196	8,239
Hyundai Motor Co.A	83,486	10,492
KB Financial Group, Inc. ADRF	214,467	6,522

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
KT&G Corp.A	101,962	$11,002
POSCOA	19,429	4,074
Samsung Electronics Co., Ltd.A	30,992	33,701
SK Telecom Co., Ltd.A	104,534	18,946

Total South Korea		103,294

Spain - 1.53%
Common Stocks - (Cost $42,506)
CaixaBank S.A.A	3,510,880	10,546
Red Electrica Corporation S.A.A	106,958	9,559
Repsol S.A.A	194,499	2,567
Tecnicas Reunidas S.A.A	68,500	2,311
Telefonica S.A.A	1,192,273	13,056

Total Spain		38,039

Sweden - 1.63%
Common Stocks - (Cost $39,222)
Assa Abloy ABA	909,312	19,055
Getinge AB, Class BA	450,388	9,518
Swedbank AB, Class AA	555,021	11,963

Total Sweden		40,536

Switzerland - 7.97%
Common Stocks - (Cost $200,059)
ABB Ltd.A	570,851	12,077
Aryzta AGA	268,116	10,419
Cie Financiere Richemont S.A. Reg.A	151,156	10,065
Clariant AG Reg.A	361,997	6,855
Credit Suisse Group AG RegA	1,257,003	19,045
Givaudan S.A. Reg	1,263	2,490
Novartis AGA	797,312	60,880
Roche Holding AG GenusscheinA	121,243	30,668
Swiss Re AGA	101,701	9,029
UBS Group AGA	1,233,756	21,304
Zurich Insurance Group AGA	67,158	15,047

Total Switzerland		197,879

United Kingdom - 24.73%
Common Stocks - (Cost $616,844)
Aon PLCC	149,199	15,684
Aviva PLCA C	4,583,988	29,072
BAE Systems PLCA C	1,360,490	9,506
Balfour Beatty PLCA C G	2,122,904	7,418
Barclays PLCA C	12,164,568	30,622
BHP Billiton PLCA C	1,036,309	14,146
BP PLCA C	2,655,453	14,647
British American Tobacco PLCA C	892,227	54,450
Carnival PLCA C	307,159	15,292
Diageo PLCA C	551,428	14,899
Direct Line Insurance Group PLCA C	1,301,440	6,899
GlaxoSmithKline PLCA C	1,293,731	27,545
Glencore Xstrata PLCA C	3,609,380	8,683
Howden Joinery Group PLCA C	1,283,086	9,279
HSBC Holdings PLCA C	2,544,536	16,894
Informa PLCA C	1,083,002	10,364
J Sainsbury PLCA C	2,594,668	10,964
Johnson Matthey PLCA C	94,430	3,994
Kingfisher PLCA C	1,647,943	8,779
Lloyds Banking Group PLCA C	44,264,369	43,549
Marks & Spencer Group PLCA C	1,528,577	9,478

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Michael Page International PLCA C	807,287	$4,809
Petrofac Ltd.A	649,264	8,054
Provident Financial Holdings PLCA C	236,688	10,104
Prudential PLCA C	1,452,697	28,738
RELX PLCA C	873,083	15,467
Rexam PLCA C	1,587,453	14,507
Royal Dutch Shell PLC, Class BA C	1,218,932	32,006
Shire PLCA C	383,712	23,956
Sky PLCA C	780,787	10,731
SSE PLCA C	1,033,455	22,846
Standard Chartered PLCA C	1,756,427	14,252
Tesco PLCA C G	3,116,011	7,827
Unilever PLCA C	255,673	11,465
Vodafone Group PLCA C	8,471,483	27,396
Wolseley PLCA C	345,368	19,338

Total United Kingdom		613,660

SHORT-TERM INVESTMENTS - 5.47% (Cost $135,730)
American Beacon U.S. Government Money Market Select Fund, Select Class I	135,729,526	135,730

SECURITIES LENDING COLLATERAL - 3.97% (Cost $98,444)
American Beacon U.S. Government Money Market Select Fund, Select ClassI	66,293,170	66,293
DWS Government and Agency Securities Portfolio, Institutional Class	32,150,829	32,151

Total Securities Lending Collateral		98,444

TOTAL INVESTMENTS - 102.65% (Cost $2,481,999)		2,547,928
LIABILITIES, NET OF OTHER ASSETS - (2.65)%		(65,811)

TOTAL NET ASSETS - 100.00%		$2,482,117

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,197,387 or 88.53% of net assets.
B	PDR - Chess Depository Interest.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	All or a portion of this security is on loan at April 30, 2016.
F	ADR - American Depositary Receipt.
G	Non-income producing security.
H	CVA - Dutch Certificate.
I	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
AEX Index May Futures	Long	39	May 2016	$3,899,893	$36,757
ASX SPI 200 Index June Futures	Long	94	June 2016	9,346,868	272,469
CAC 40 Index May Futures	Long	258	May 2016	12,926,234	294,788
DAX Index June Futures	Long	41	June 2016	11,837,116	93,829
FTSE 100 Index Futures	Long	280	June 2016	25,414,676	350,534
FTSE/MIB Index June Futures	Long	27	June 2016	2,820,964	53,434
Hang Seng Index May Futures	Long	32	May 2016	4,301,512	(68,263)
IBEX 35 Index May Futures	Long	41	May 2016	4,227,584	212,106
OMX 30 Index May Futures	Long	224	May 2016	3,769,154	23,760
S&P/TSX 60 Index June Futures	Long	111	June 2016	14,397,180	391,303
TOPIX Index June Futures	Long	247	June 2016	30,793,748	(193,083)

				$123,734,929	$1,467,635

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

Foreign Currency Contracts Open on April 30, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	EUR	8,555,679	6/8/2016	BNP	$36,083	$—	$36,083
BUY	CAD	726,873	6/8/2016	BNP	15,051	—	15,051
BUY	GBP	6,055,514	6/8/2016	BOA	156,281	—	156,281
BUY	AUD	596,750	6/8/2016	BOA	—	(4,066)	(4,066)
BUY	SEK	4,139,263	6/8/2016	BOM	209,977	—	209,977
BUY	CAD	2,943,356	6/8/2016	BOM	105,425	—	105,425
BUY	EUR	2,114,848	6/8/2016	BOM	28,245	—	28,245
BUY	CAD	2,147,941	6/8/2016	BOM	—	(1,388)	(1,388)
BUY	SEK	654,464	6/8/2016	BRC	—	(172)	(172)
BUY	AUD	1,318,012	6/8/2016	CBK	—	(3,570)	(3,570)
BUY	CHF	13,347,467	6/8/2016	CBK	411,443	—	411,443
BUY	EUR	36,207,909	6/8/2016	CBK	1,336,619	—	1,336,619
BUY	GBP	26,134,524	6/8/2016	CBK	680,563	—	680,563
BUY	CHF	2,841,782	6/8/2016	CBK	—	(6,821)	(6,821)
BUY	SEK	216,201	6/8/2016	CBK	2,652	—	2,652
BUY	SEK	924,529	6/8/2016	FBF	10,484	—	10,484
BUY	EUR	4,724,881	6/8/2016	GLM	58,447	—	58,447
BUY	CAD	12,628,112	6/8/2016	GLM	744,273	—	744,273
BUY	EUR	6,182,923	6/8/2016	HUS	—	(2,895)	(2,895)
BUY	GBP	4,472,956	6/8/2016	HUS	131	—	131
BUY	JPY	7,433,554	6/8/2016	JPM	340,835	—	340,835
BUY	GBP	1,208,472	6/8/2016	MYC	18,163	—	18,163
BUY	JPY	5,527,758	6/8/2016	MYC	16,108	—	16,108
BUY	CHF	312,157	6/8/2016	RBS	1,828	—	1,828
BUY	GBP	1,540,181	6/8/2016	SOG	41,937	—	41,937
BUY	JPY	35,269,525	6/8/2016	SOG	2,266,149	—	2,266,149
BUY	AUD	9,512,883	6/8/2016	TDB	234,913	—	234,913
BUY	CAD	1,217,034	6/8/2016	TDB	47,152	—	47,152
BUY	SEK	430,158	6/8/2016	UAG	8,129	—	8,129
BUY	CHF	764,212	6/8/2016	UAG	4,625	—	4,625
BUY	CHF	2,203,895	6/8/2016	UAG	196	—	196
BUY	JPY	6,089,424	6/8/2016	WBC	336,806	—	336,806
BUY	AUD	2,193,397	6/8/2016	WBC	—	(20,085)	(20,085)
BUY	JPY	1,837,698	6/8/2016	WBC	46,329	—	46,329
BUY	AUD	1,628,534	6/8/2016	WBC	93	—	93
SELL	SEK	574,438	6/8/2016	BNP	—	(23,301)	(23,301)
SELL	GBP	1,186,382	6/8/2016	BNP	—	(31,657)	(31,657)
SELL	AUD	1,154,779	6/8/2016	BNP	21,427	—	21,427
SELL	EUR	7,254,675	6/8/2016	BOA	—	(46,805)	(46,805)
SELL	CHF	205,114	6/8/2016	BOA	—	(7,309)	(7,309)
SELL	CAD	2,515,362	6/8/2016	BOM	—	(114,425)	(114,425)
SELL	EUR	4,544,917	6/8/2016	BOM	—	(52,330)	(52,330)
SELL	EUR	6,307,872	6/8/2016	BRC	—	(235,470)	(235,470)
SELL	GBP	3,203,110	6/8/2016	CBK	—	(72,478)	(72,478)
SELL	CHF	1,760,215	6/8/2016	CBK	—	(42,800)	(42,800)
SELL	GBP	5,294,191	6/8/2016	CBK	—	(200,724)	(200,724)
SELL	SEK	502,350	6/8/2016	FBF	—	(5,255)	(5,255)
SELL	SEK	808,573	6/8/2016	GLM	—	(13,160)	(13,160)
SELL	JPY	7,597,504	6/8/2016	GLM	—	(456,101)	(456,101)
SELL	JPY	4,222,252	6/8/2016	GLM	—	(248,483)	(248,483)
SELL	JPY	3,592,250	6/8/2016	GLM	—	(76,116)	(76,116)
SELL	SEK	784,929	6/8/2016	HUS	—	(36,996)	(36,996)
SELL	SEK	402,603	6/8/2016	HUS	—	(5,266)	(5,266)
SELL	JPY	6,053,851	6/8/2016	JPM	—	(110,250)	(110,250)
SELL	AUD	947,511	6/8/2016	MYC	7,315	—	7,315
SELL	CHF	1,161,978	6/8/2016	SCB	—	(5,611)	(5,611)
SELL	CHF	1,218,354	6/8/2016	SCB	—	(4,643)	(4,643)
SELL	GBP	3,768,486	6/8/2016	SCB	—	(85,080)	(85,080)

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SELL	GBP	2,599,604	6/8/2016	SOG	$—	$(40,406)	$(40,406)
SELL	EUR	5,275,804	6/8/2016	SOG	—	(118,560)	(118,560)
SELL	CAD	1,488,017	6/8/2016	TDB	—	(30,095)	(30,095)
SELL	CAD	1,297,532	6/8/2016	TDB	—	(41,032)	(41,032)
SELL	CAD	898,014	6/8/2016	TDB	—	(47,736)	(47,736)
SELL	CAD	1,843,855	6/8/2016	TDB	—	(110,726)	(110,726)
SELL	EUR	3,779,217	6/8/2016	UAG	—	(33,555)	(33,555)
SELL	AUD	1,159,319	6/8/2016	UAG	—	(21,117)	(21,117)
SELL	CHF	2,490,996	6/8/2016	UAG	10,251	—	10,251
SELL	JPY	3,716,603	6/8/2016	WBC	—	(195,895)	(195,895)
SELL	AUD	1,866,931	6/8/2016	WBC	—	(26,320)	(26,320)
SELL	AUD	1,372,445	6/8/2016	WBC	—	(31,568)	(31,568)

					$7,197,930	$(2,610,267)	$4,587,663

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America, N.A.	MYC	Morgan Stanley Bank, N.A.
BOM	Bank of Montreal	RBS	Royal Bank of Scotland PLC
BRC	Barclays Bank PLC Wholesale	SCB	Standard Chartered Bank
CBK	Citibank, N.A.	SOG	Societe Generale
FBF	Credit Suisse International	TBD	Toronto Dominion Bank
GLM	Goldman Sacks Bank USA	UAG	UBS AG London
HUS	HSBC Bank USA	WBC	Westpac Banking Corporation

Currency Abbreviations:
AUD	Australian Dollar	GBP	Great Britain Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro

See accompanying notes

13

American Beacon FundsSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands except share and per share amounts)

International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value A D	$2,345,905
Investments in affiliated securities, at fair value B	202,023
Foreign currency, at fair value C	24
Foreign currency deposits with broker, at fair value	13,645
Dividends and interest receivable	13,706
Receivable for investments sold	1,657
Receivable for fund shares sold	2,973
Receivable for tax reclaims	2,570
Receivable for variation margin on open futures contracts	1,733
Unrealized appreciation from foreign currency contracts	7,198
Prepaid expenses	57

Total assets	$2,591,491

Liabilities:
Payable for investments purchased	3,182
Payable for fund shares redeemed	1,749
Payable for variation margin from open futures contracts	262
Payable upon return of securities loaned	98,444
Management and investment advisory fees payable	1,790
Administrative service and service fees payable	765
Transfer agent fees payable	105
Custody and fund accounting fees payable	90
Professional fees payable	45
Trustee fees payable	55
Payable for prospectus and shareholder reports	226
Unrealized depreciation from foreign currency contracts	2,610
Other liabilities	51

Total liabilities	109,374

Net Assets	$2,482,117

Analysis of Net Assets:
Paid-in-capital	2,452,440
Undistributed (or overdistribution of) net investment income	19,873
Accumulated net realized (loss)	(63,079)
Unrealized appreciation of investments	138,039
Unrealized (depreciation) of currency transactions	(66,624)
Unrealized appreciation of futures contracts	1,468

Net assets	$2,482,117

See accompanying notes

14

American Beacon FundsSM

Statement of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutioanl Class	62,066,605

Y Class	49,973,944

Investor Class	20,018,575

Advisor Class	1,472,212

A Class	836,597

C Class	199,476

AMR Class	5,011,384

Net assets (not in thousands):
Institutional Class	$1,090,786,563

Y Class	$909,825,458

Investor Class	$348,923,683

Advisor ClassF	$26,221,053

A Class	$14,571,142

C Class	$3,387,377

AMR Class	$88,401,320

Net asset value, offering and redemption price per share:
Institutional Class	$17.57

Y Class	$18.21

Investor Class	$17.43

Advisor ClassF	$17.81

A Class	$17.42

A Class (offering price)	$18.48

C Class	$16.98

AMR Class	$17.64

A Cost of investments in unaffiliated securities	$2,279,976
B Cost of investments in affiliated securities	$202,023
C Cost of foreign currency	$183
D Fair value of securities on loan	$93,680
E Cost of foreign currency deposits with brokers	$12,961
F Includes Retirement Class (Note 1).

See accompanying notes

15

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2016 (Unaudited) (in thousands)

International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$31,998
Dividend income from affiliated securities	41
Interest income	2
Income derived from securities lending	410

Total investment income	32,448

Expenses:
Management and investment advisory fees (Note 2)	3,110
Administrative service fees (Note 2):
Institutional Class	1,479
Y Class	1,011
Investor Class	486
Advisor ClassB	37
A Class	17
C Class	5
AMR Class	22
Transfer agent fees:
Institutional Class	163
Y Class	27
Investor Class	8
Advisor Class	1
A Class	1
AMR Class	5
Custody and fund accounting fees	291
Professional fees	61
Registration fees and expenses	68
Service fees (Note 2):
Y Class	337
Investor Class	606
Advisor ClassB	30
A Class	8
C Class	3
Distribution fees (Note 2):
Advisor ClassB	32
A Class	14
C Class	17
Prospectus and shareholder report expenses	123
Trustee fees	71
Other expenses	124

Total expenses	8,157

Net investment income	24,291

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(21,123)
Commission recapture (Note 3)	44
Foreign currency transactions	(26,615)
Futures contracts	(778)
Change in net unrealized appreciation or (depreciation) of:
Investments	(110,016)
Foreign currency transactions	87,832
Futures contracts	(3,339)

Net (loss) from investments	(73,991)

Net (decrease) in net assets resulting from operations	$(49,700)

A Foreign taxes	2,826
B Includes Retirement class (Note 1).

See accompanying notes

16

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	International Equity Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$24,291	$46,026
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	(48,469)	104,763
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, and futures contracts	(25,522)	(173,959)

Net (decrease) in net assets resulting from operations	(49,700)	(23,170)

Distributions to Shareholders:
Net investment income:
Institutional Class	(15,273)	(25,911)
Y Class	(8,452)	(14,300)
Investor Class	(3,881)	(8,329)
Advisor ClassA	(277)	(183)
Retirement Class	—	(23)
A Class	(125)	(202)
C Class	(21)	(56)
AMR Class	(1,414)	(12,918)
Net realized gain from investments:
Institutional Class	(8,721)	—
Y Class	(4,762)	—
Investor Class	(2,929)	—
Advisor Class A	(188)	—
A Class	(91)	—
C Class	(33)	—
AMR Class	(756)	—

Net distributions to shareholders	(46,944)	(61,922)

Capital Share Transactions:
Proceeds from sales of shares	635,224	614,047
Reinvestment of dividends and distributions	42,787	56,546
Cost of shares redeemed	(199,890)	(779,610)
Redemption fees	—	11

Net increase (decrease) in net assets from capital share transactions	478,121	(109,006)

Net increase (decrease) in net assets	381,477	(194,098)

Net Assets:
Beginning of period	2,100,640	2,294,738

End of Period *	$2,482,117	$2,100,640

* Includes undistributed (or overdistribution of) net investment income	$19,873	$25,245

A	Includes Retirement Class (Note 1).

See accompanying notes

17

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, one of which is presented in this filing (the “Fund”): American Beacon International Equity Fund. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

On September 21, 2015, the Board of Trustees (the “Board”) approved the liquidation of the AMR Class shares to be closed on or about May 31, 2016. The Board also approved the reclassification of the Retirement Class shares to the Advisor Class shares due to small asset size. The Retirement Class closed on January 15, 2016, and merged into the Advisor Class.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

Advisor Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired by the

18

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2016 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
International Equity	0.30%	$3,061	$2,533	$528

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently the Manager receives 0.10% of such income from the lending Fund. This fee is included in income derived from securities lending and Management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2016 securities lending fees paid to the Manager on behalf of the International Equity Fund were $40,802.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, A, and C Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, A and C Classes of the Funds, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore,

19

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives annualized management and administrative fees of 0.10% of the average daily net assets of the USG Select Fund. During the six months ended April 30, 2016, the Manager earned fees from the USG Select Fund as follows:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Invested in USG Select Fund	Total
International Equity	$16,328	$17,345	$33,673

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Fund. The Fund did not utilize the credit facility during the period.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
International Equity	—	$88,916	2016
International Equity	—	151,730	2017

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended April 30, 2016, Foreside collected $876 for International Equity Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2016, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2016, $451 in CDSC fees were collected for the International Equity Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price

20

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

(closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Standard Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

21

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2016, the Fund’s investments were classified as described below (in thousands):

International Equity Fund*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$116,367	$2,168,558	$—	$2,284,925
Foreign Preferred Stocks	—	28,829	—	28,829
Short-Term Investments - Money Market Funds	135,730	—	—	135,730
Securities Lending Collateral Invested In Money Market Funds	98,444	—	—	98,444

Total Investments in Securities	$350,541	$2,197,387	$—	$2,547,928

Financial Derivative Instruments - Assets	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,729	$—	$—	$1,729
Forward Currency Contracts	—	7,198	—	7,198

Total Financial Derivative Instruments - Assets	$1,729	$7,198	$—	$8,927

Financial Derivative Instruments - Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$(261)	$—	$—	$(261)
Forward Currency Contracts	—	(2,610)	—	(2,610)

Total Financial Derivative Instruments - Liabilities	$(261)	$(2,610)	$—	$(2,871)

*	Refer to the Schedule of Investments for country information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended April 30, 2016, there were no transfers between levels.

22

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statements of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Fund imposes a 2% redemption fee on the AMR class for shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Chess Depository Instruments (“CDIs”)

CDIs are financial products in which a unit of beneficial ownership is the underlying financial interests of the issuer. The financial interests of the issuer can be foreign equities, debt or other securities through one or more nominee companies, known as depository nominees. These underlying financial interests are quoted on the Australian Stock Exchange (“ASX”) market. With the exception of voting arrangements and some corporate actions of foreign issuers domiciled in certain jurisdictions, the CDI holder has the same rights as holders of financial interests of the issuer that are legally registered in the holder’s name. All of the economic benefits such as dividends, bonus issues, rights issues, interest payments, and maturity payments or similar corporate actions flow through to the CDI holder as if you were the legal owner of the corresponding financial product. The difference between holding CDIs and holding the foreign shares of the issuer is that the holder has beneficial ownership of the equivalent number of foreign shares of the issuer instead of legal title. Legal title to the foreign shares of the issuer is held by a nominee company on behalf of CDI holders.

Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Reg S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2016 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the six months ended April 30, 2016, the Fund entered into foreign currency exchange contracts primarily for hedging.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Average Forward Foreign Currency Notional Amount Outstanding at April 30, 2016
Fund	Purchased Contracts	Sold Contracts
International Equity	$132,089	$36,312

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2016, the Fund entered into future contracts primarily for exposing cash to markets.

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Six Months ended April 30, 2016
International Equity	1,260

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial derivative instruments on the Statement of Assets and Liabilities not accounted for as hedging instruments as of April 30, 2016:

Assets	Derivative	International Equity Fund
Unrealized appreciation of foreign currency contracts	Foreign Exchange Contract	$7,198
Receivable for variation margin from open futures contracts	Equity Contract	1,468

		$8,666

Liabilities	Derivative	International Equity Fund
Unrealized depreciation of foreign currency contracts	Foreign Exchange Contract	$(2,610)
Payable for variation margin from open futures contracts	Equity Contract	—

		$(2,610)

The effect of financial derivative instruments not accounted for as hedging instruments on the Statement of Operations for the six months ended April 30, 2016:

Statements of Operations:	Derivative	International Equity Fund
Net realized gain (loss) from foreign currency contracts	Foreign Exchange Contract	$(71)
Net realized gain (loss) from futures contracts	Equity Contract	(775)

		$(846)

Statements of Operations:	Derivative	International Equity
Change in net unrealized appreciation or (depreciation) of foreign currency contracts	Foreign Exchange Contract	$4,593
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contract	(3,339)

		$1,254

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ investment advisors attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, such as International Swaps and Derivatives Association (“ISDA”) agreements which provide for the right to offset under certain circumstances. The Funds employ multiple investment advisors and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2016 (in thousands).

International Equity Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts[2]	$1,729	$—	$1,729
Foreign Currency Contracts	7,198	—	7,198
Securities Lending[1]	93,680	—	93,680

	$102,607	$—	$102,607

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2016:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts[2]	$(261)	$—	$(261)
Foreign Currency Contracts	(2,610)	—	(2,610)

	$(2,871)	$—	$(2,871)

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2016:

	Net amount Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Bank of America, N.A.	$98	$—	$—	$98
Bank of Montreal	176	—	—	176
Barclays Bank PLC Wholesale	(236)	—	—	(236)
Barclays Capital	62,438	—	(62,438)	—
BNP Paribas SA	18	—	—	18
CitiBank, N.A	2,105	—	—	2,105
Credit Suisse London Branch	5	—	—	5
Goldman Sachs Bank USA	1,477	—	—	1,477
Goldman Sachs & Co.[2]	13,281	—	(13,281)	—
HSBC Bank USA	(45)	—	—	(45)
JPMorgan Chase Bank N.A.	230	—	—	230
Morgan Stanley Bank, N.A.	42	—	—	42
Morgan Stanley & Co. LLC	12,244	—	(12,244)	—
Royal Bank of Canada	2	—	—	2
Societe Generale	2,149	—	—	2,149
Standard Chartered Bank	(95)	—	—	(95)
Toronto Dominion Bank	52	—	—	52
UBS AG	(31)	—	—	(31)
UBS Securities LLC	5,717	—	(5,717)	—
Westpac Banking Corporation	109	—	—	109

	$99,736	$—	$(93,680)	$6,056

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $98,444 has been received in connection with securities lending transactions.
[2]	The securities represented herein are not subject to Master Netting Agreement. As such, this is disclosured for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treaded as a single entity for the purpose of determining such qualification.

The Fund did not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

The tax character of distributions paid were as follows (in thousands):

	International Equity Fund
	Six months ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$15,273	$25,911
Y Class	8,452	14,300
Investor Class	3,881	8,329
Advisor Class	227	183
Retirement Class	—	23
A Class	125	202
C Class	21	56
AMR Class	1,414	12,918
Long-Term Capital Gain
Institutional Class	8,721	—
Y Class	4,762	—
Investor Class	2,929	—
Advisor Class	209	—
Retirement Class	—	—
A Class	91	—
C Class	33	—
AMR Class	756	—

Total distributions paid	$46,988	$61,922

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

International Equity Fund
Cost basis of investments for federal income tax purposes	$2,501,076

Unrealized appreciation	244,957
Unrealized depreciation	(198,105)

Net unrealized appreciation (depreciation)	46,852

Undistributed ordinary income	25,534
Undistributed long-term capital gains	—
Accumulated capital and other losses	(45,925)
Other temporary differences	3,216

Distributable earnings or (deficits)	$29,677

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from foreign currency, gains/(losses)

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

from sales of investments in passive foreign investment companies and Section 732 basis adjustments that have been reclassified as of April 30, 2016 (in thousands):

International Equity Fund
Paid-in-capital	$60
Undistributed net investment income	(220)
Accumulated net realized gain (loss)	160
Unrealized appreciation (depreciation) of investments, futures contracts and foreign currency	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the six months ended April 30, 2016, the International Equity Fund has $17,808 and $27,265 long-term capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2016 were (in thousands):

International Equity Fund
Purchases	$590,606
Sales and maturities	187,732

A summary of the International Equity Fund’s transactions in the USG Select Fund for the six months ended April 30, 2016 is set forth below (in thousands):

Type of Transaction	October 31, 2015 Shares/Fair Value	Purchases	Sales	April 30, 2016 Shares/Fair Value	Dividend Income
Direct	$10,000	$295,066	$169,336	$135,730	$41
Securities Lending	11,032	346,085	290,824	66,293	N/A

9. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral,

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

At April 30, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$93,680	$—	$98,444

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended April 30, 2016

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,880	$185,916	22,228	$370,684	3,647	$61,768	481	$8,143
Reinvestment of dividends	1,170	20,594	685	12,499	389	6,792	27	487
Shares redeemed	(5,194)	(90,159)	(3,160)	(56,082)	(2,447)	(41,693)	(366)	(6,297)

Net increase in shares outstanding	6,856	$116,351	19,753	$327,101	1,589	$26,867	142	$2,333

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

	A Class		C Class		AMR Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	334	$5,519	17	$290	171	$2,904
Reinvestment of dividends	11	195	3	51	123	2,169
Shares redeemed	(86)	(1,484)	(36)	(595)	(205)	(3,580)

Net increase (decrease) in shares outstanding	259	$4,230	(16)	$(254)	89	$1,493

For the Year Ended October 31, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,554	$277,407	7,834	$156,417	5,498	$103,983	998	$19,928
Redemption fees	—	5	—	2	—	2	—	—
Reinvestment of dividends	1,147	21,401	699	13,514	448	8,294	10	183
Shares redeemed	(9,539)	(185,188)	(4,577)	(91,292)	(5,559)	(105,616)	(191)	(3,717)

Net increase in shares outstanding	6,162	$113,625	3,956	$78,641	387	$6,663	817	$16,394

	Retirement Class		A Class		C Class		AMR Class
International Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85	$1,757	347	$6,623	102	$1,903	2,403	$46,029
Redemption fees	—	—	—	—	—	—	—	2
Reinvestment of dividends	1	23	9	175	2	38	692	12,918
Shares redeemed	(20)	(405)	(221)	(4,163)	(49)	(913)	(20,544)	(388,316)

Net increase (decrease) in shares outstanding	66	$1,375	135	$2,635	55	$1,028	(17,449)	$(329,367)

11. Subsequent Events

On September 21, 2015, the Manager announced the Board’s approval of a plan to liquidate and terminate the AMR Class of the Fund on or about May 31, 2016.

34

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$18.79		$19.51	$20.07	$16.05		$15.27		$16.67

Income from investment operations:
Net investment income	0.17		0.35	0.54	0.36		0.41		0.46
Net gains (losses) on investments (both realized and unrealized)	(0.96)		(0.55)	(0.77)	4.07		0.92		(1.41)

Total income (loss) from investment operations	(0.79)		(0.20)	(0.23)	4.43		1.33		(0.95)

Less distributions:
Dividends from net investment income	(0.27)		(0.52)	(0.33)	(0.41)		(0.55)		(0.45)
Distributions from net realized gains	(0.16)		—	—	—		—		—
Total distributions	(0.43)		(0.52)	(0.33)	(0.41)		(0.55)		(0.45)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$17.57		$18.79	$19.51	$20.07		$16.05		$15.27

Total return A	(4.20	)%B	(0.99)%	(1.18)%	28.14%		9.25%		(5.89)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,090,787		$1,037,149	$956,960	$870,729		$608,256		$512,093
Ratios to average net assets:
Expenses, before reimbursements	0.70	%C	0.70%	0.72%	0.72%		0.72%		0.70%
Expenses, net of reimbursements	0.70	%C	0.69%	0.70%	0.71%		0.72%		0.70%
Net investment income, before expense reimbursements	2.25	%C	1.93%	2.74%	2.16%		2.85%		2.90%
Net investment income, net of reimbursements	2.25	%C	1.94%	2.76%	2.17%		2.85%		2.90%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

	Y Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$19.46		$20.21	$20.81	$16.65		$15.82		$17.17

Income from investment operations:
Net investment income	0.17		0.35	0.50	0.62		0.41		0.49
Net gains (losses) on investments (both realized and unrealized)	(0.98)		(0.57)	(0.77)	3.97		0.95		(1.50)

Total income (loss) from investment operations	(0.81)		(0.22)	(0.27)	4.59		1.36		(1.01)

Less distributions:
Dividends from net investment income	(0.28)		(0.53)	(0.33)	(0.43)		(0.53)		(0.34)
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.44)		(0.53)	(0.33)	(0.43)		(0.53)		(0.34)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$18.21		$19.46	$20.21	$20.81		$16.65		$15.82

Total return A	(4.19	)%B	(1.06)%	(1.31)%	28.04%		9.15%		(6.00)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$909,826		$587,950	$530,837	$441,946		$1,512		$720
Ratios to average net assets:
Expenses, before reimbursements	0.77	%C	0.77%	0.82%	0.85%		0.80%		0.81%
Expenses, net of reimbursements	0.77	%C	0.77%	0.82%	0.85%		0.80%		0.81%
Net investment income, before expense reimbursements	2.57	%C	1.87%	2.62%	2.55%		2.74%		3.00%
Net investment income, net of reimbursements	2.57	%C	1.87%	2.62%	2.55%		2.74%		3.00%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International equity Fund on December 31, 2011.
E	Amount represents less than $0.01 per share.

35

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$18.60		$19.32	$19.86	$15.88		$15.11		$16.42

Income from investment operations:
Net investment income	0.15		0.31	0.46	0.25		0.38		0.44
Net gains (losses) on investments (both realized and unrealized)	(0.95)		(0.57)	(0.76)	4.09		0.87		(1.44)

Total income (loss) from investment operations	(0.80)		(0.26)	(0.30)	4.34		1.25		(1.00)

Less distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.24)	(0.36)		(0.48)		(0.31)
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.37)		(0.46)	(0.24)	(0.36)		(0.48)		(0.31)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$17.43		$18.60	$19.32	$19.86		$15.88		$15.11

Total return A	(4.34	)%B	(1.35)%	(1.54)%	27.81%		8.77%		(6.21)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$348,924		$342,720	$348,542	$337,424		$453,142		$386,560
Ratios to average net assets:
Expenses, before reimbursements	1.04	%C	1.03%	1.05%	1.04%		1.09%		1.07%
Expenses, net of reimbursements	1.04	%C	1.03%	1.05%	1.04%		1.09%		1.07%
Net investment income, before expense reimbursements	1.89	%C	1.60%	2.36%	1.67%		2.50%		2.55%
Net investment income, net of reimbursements	1.89	%C	1.60%	2.36%	1.67%		2.50%		2.55%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

	Advisor ClassF
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$19.01		$19.76	$20.36	$16.36		$15.52		$16.74

Income from investment operations:
Net investment income (loss)	0.17		0.38	0.44	(0.41)		0.09		0.07
Net gains (losses) on investments (both realized and unrealized)	(1.00)		(0.68)	(0.77)	4.83		1.18		(1.12)

Total income (loss) from investment operations	(0.83)		(0.30)	(0.33)	4.42		1.27		(1.05)

Less distributions:
Dividends from net investment income	(0.21)		(0.45)	(0.27)	(0.42)		(0.43)		(0.17)
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.37)		(0.45)	(0.27)	(0.42)		(0.43)		(0.17)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$17.81		$19.01	$19.76	$20.36		$16.36		$15.52

Total return A	(4.38	)%B	(1.51)%	(1.64)%	27.51%		8.59%		(6.35)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$26,221		$22,912	$7,677	$5,232		$1,397		$1,015
Ratios to average net assets:
Expenses, before reimbursements	1.17	%C	1.16%	1.19%	1.20%		1.31%		1.24%
Expenses, net of reimbursements	1.17	%C	1.16%	1.19%	1.20%		1.31%		1.24%
Net investment income, before expense reimbursements	1.87	%C	1.55%	2.21%	1.39%		2.18%		2.52%
Net investment income, net of reimbursements	1.87	%C	1.55%	2.21%	1.39%		2.18%		2.52%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International equity Fund on December 31, 2011.
E	Amount represents less than $0.01 per share.
F	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.

36

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$18.59		$19.32	$19.92	$16.02		$15.33		$16.40

Income from investment operations:
Net investment income	0.18		0.31	0.46	0.43		0.48		0.12
Net gains (losses) on investments (both realized and unrealized)	(0.97)		(0.59)	(0.78)	3.89		0.76		(1.14)

Total income (loss) from investment operations	(0.79)		(0.28)	(0.32)	4.32		1.24		(1.02)

Less distributions:
Dividends from net investment income	(0.22)		(0.45)	(0.28)	(0.42)		(0.55)		(0.05)
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.38)		(0.45)	(0.28)	(0.42)		(0.55)		(0.05)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$17.42		$18.59	$19.32	$19.92		$16.02		$15.33

Total return A	(4.30	)%B	(1.42)%	(1.65)%	27.51%		8.62%		(6.26)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$14,571		$10,748	$8,540	$4,113		$1,255		$461
Ratios to average net assets:
Expenses, before reimbursements	1.08	%C	1.08%	1.15%	1.21%		1.29%		2.24%
Expenses, net of reimbursements	1.08	%C	1.08%	1.15%	1.25%		1.26%		1.22%
Net investment income, before expense reimbursements	2.08	%C	1.55%	2.31%	1.73%		2.03%		1.03%
Net investment income, net of reimbursements	2.08	%C	1.55%	2.31%	1.69%		2.07%		2.05%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

	C Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$18.09		$18.83	$19.47	$15.70		$15.21		$16.39

Income from investment operations:
Net investment income	0.08		0.16	0.30	0.52		0.40		0.07
Net gains (losses) on investments (both realized and unrealized)	(0.93)		(0.56)	(0.75)	3.59		0.71		(1.25)

Total income (loss) from investment operations	(0.85)		(0.40)	(0.45)	4.11		1.11		(1.18)

Less distributions:
Dividends from net investment income	(0.10)		(0.34)	(0.19)	(0.34)		(0.62)		—
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.26)		(0.34)	(0.19)	(0.34)		(0.62)		—

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$16.98		$18.09	$18.83	$19.47		$15.70		$15.21

Total return A	(4.72	)%B	(2.12)%	(2.36)%	26.56%		7.89%		(7.20)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,387		$3,899	$3,029	$1,220		$115		$76
Ratios to average net assets:
Expenses, before reimbursements	1.83	%C	1.82%	1.90%	1.95%		2.12%		7.39%
Expenses, net of reimbursements	1.83	%C	1.83%	1.90%	1.99%		1.98%		1.95%
Net investment income (loss), before expense reimbursements	1.01	%C	0.77%	1.53%	1.13%		1.56%		(4.32)%
Net investment income, net of reimbursements	1.01	%C	0.77%	1.53%	1.09%		1.70%		1.11%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International equity Fund on December 31, 2011.
E	Amount represents less than $0.01 per share.

37

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months		Year Ended October 31,
	Ended April 30, 2016		2015	2014	2013		2012D		2011
	(unaudited)
Net asset value, beginning of period	$18.85		$19.58	$20.12	$16.08		$15.31		$16.78

Income from investment operations:
Net investment income	0.21		0.97	0.60	0.46		0.49		0.53
Net gains (losses) on investments (both realized and unrealized)	(0.97)		(1.12)	(0.77)	4.04		0.87		(1.44)

Total income (loss) from investment operations	(0.76)		(0.15)	(0.17)	4.50		1.36		(0.91)

Less distributions:
Dividends from net investment income	(0.29)		(0.58)	(0.37)	(0.46)		(0.59)		(0.56)
Distributions from net realized gains	(0.16)		—	—	—		—		—

Total distributions	(0.45)		(0.58)	(0.37)	(0.46)		(0.59)		(0.56)

Redemption fees added to beneficial interests	—		—	—	0.00	E	0.00	E	—

Net asset value, end of period	$17.64		$18.85	$19.58	$20.12		$16.08		$15.31

Total return A	(4.03	)%B	(0.75)%	(0.88)%	28.56%		9.47%		(5.62)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$88,401		$92,775	$437,941	$467,156		$387,197		$388,185
Ratios to average net assets:
Expenses, before reimbursements	0.43	%C	0.41%	0.42%	0.43%		0.45%		0.45%
Expenses, net of reimbursements	0.43	%C	0.41%	0.42%	0.43%		0.45%		0.45%
Net investment income, before expense reimbursements	2.47	%C	2.22%	2.99%	2.47%		3.16%		3.15%
Net investment income, net of reimbursements	2.47	%C	2.22%	2.99%	2.47%		3.16%		3.15%
Portfolio turnover rate	9	%B	33%	23%	27%		60%		33%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	The Boston Company Asset Management, LLC was terminated as an investment advisor to the International equity Fund on December 31, 2011.
E	Amount represents less than $0.01 per share.

38

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

Disclosure Regarding Approval of Investment Advisory Agreement with Causeway

At its November 9-10, 2015 meetings, the Board of Trustees (“Board”) considered the approval of an amendment to the investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Causeway Capital Management, LLC (“Causeway”), and the American Beacon Funds (“Trust”), on behalf of the American Beacon International Equity Fund (“International Equity Fund”), a series of the Trust (“Amendment”) that would increase the contractual investment advisory fee rates payable by the Fund to Causeway for investment advisory services. Prior to the meeting, the Board reviewed information provided by Causeway in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Amendment. The Board considered, among other materials, responses by Causeway to inquiries relating to:

•	the proposed advisory fee;

•	a comparison of the investment performance of the portion of the International Equity Fund’s assets for which Causeway had provided investment advisory services (“Sleeve”) with the performance of: (1) the MSCI EAFE Index (“Index”), the benchmark index for the International Equity Fund, (2) the International Equity Fund’s Morningstar, Inc. category (“Morningstar Category”), and (3) Causeway’s international value composite (“Composite”);

•	a description of any material changes to the information provided by Causeway in June 2015 for purposes of the annual review of the investment advisory agreement among the Manager, Causeway and the Trust, on behalf of the International Equity Fund; and

•	any other information that Causeway believed would be material to the Board’s consideration of the Amendment.

Provided below is an overview of the primary factors the Board considered at its November 9-10, 2015 meetings at which the Board considered the approval of the Amendment. In determining whether to approve the Amendment, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Causeway; (3) the potential materiality of the costs to be incurred by Causeway in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Causeway with other clients; and (7) any other benefits anticipated to be derived by Causeway from its relationship with the International Equity Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Amendment, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Amendment. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Amendment were reasonable and fair and that the approval of the Amendment was in the best interests of the International Equity Fund.

Comparisons of the amounts to be paid under the Amendment with those under contracts between Causeway and its other clients. In evaluating the Amendment, the Board reviewed the proposed advisory fee rates for services to be performed by Causeway on behalf of the International Equity Fund. The Board considered Causeway’s representation that the current fee paid by the International Equity Fund to Causeway is the lowest charged to any subadvisory client managed by Causeway in the same strategy as the International Equity Fund. The Board also considered that, in calculating the amount of assets under management for determining the applicable fee rates under the Amendment, the assets of the International Equity Fund would be aggregated with all other assets managed by Causeway on behalf of American Airlines Group, Inc. and the

39

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

American Beacon Advisors Collective Investment Trust. The Board considered Causeway’s representation that all other accounts managed in the same strategy as the International Equity Fund for which Causeway serves as adviser or sub-adviser either: (i) have higher effective fee rates than the effective fee rate that would be charged to the International Equity Fund under the Amendment based on current assets under management, or (ii) have higher advisory fee rate schedules than the proposed advisory fee rate schedule for the International Equity Fund under the Amendment. The Board considered that Causeway’s investment advisory fee rates under the Amendment would be paid to Causeway by the International Equity Fund. The Board also considered Causeway’s representation that it has closed its strategy to new investments from the International Equity Fund, but would add increased capacity with respect to International Equity Fund assets if the fee rates charged to the International Equity Fund were increased to better align with the investment advisory services provided by Causeway and the capacity limitations of the strategy. After evaluating this information, the Board concluded that Causeway’s advisory fee rates under the Amendment were reasonable in light of the services to be provided to the International Equity Fund.

Performance of Causeway. The Board evaluated the information provided by Causeway regarding the performance of the Sleeve relative to the performance of the Index, the Morningstar Category and the Composite for various periods ended September 30, 2015 and calendar years 2005 to 2014. The Board considered Causeway’s representation that the Sleeve outperformed the Index and the Morningstar Category for the three-, five-, seven-, ten-year and since-inception periods and variously outperformed and underperformed the Index and the Morningstar Category for the calendar years. The Board considered Causeway’s representation that the Sleeve underperformed the Index for the one-year and year-to-date periods as well as for the quarter and month ended September 30, 2015, and underperformed the Morningstar Category for the one-year and year-to-date periods and the month ended September 30, 2015. The Board also considered that the Sleeve outperformed and underperformed the Composite for the various periods, but that any underperformance was generally attributable to the Sleeve’s restriction on investments in the airline industry. Based on the foregoing information, the Board concluded that the historical investment performance record of Causeway supported approval of the Amendment.

Costs of the services to be provided and profits to be realized by Causeway and its affiliates from its relationship with the International Equity Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Causeway from its relationship with the International Equity Fund, noting instead the arm’s-length nature of the relationship between the Manager and Causeway with respect to the negotiation of the advisory fee rate on behalf of the International Equity Fund.

Economies of Scale. The Board considered that breakpoints were included in the proposed advisory fee rate, and that these breakpoints reflected potential economies of scale for the benefit of the International Equity Fund’s investors

Board’s Conclusion. Based on the various considerations described above, as well as conclusions reached by the Board in connection with its June 2015 review of the investment advisory agreement among the Manager, Causeway and the Trust, on behalf of the International Equity Fund, the Board, including a majority of Trustees who are not “interested persons” of the International Equity Fund, the Manager or Causeway, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Amendment is in the best interests of the International Equity Fund and approved the Amendment.

Disclosure Regarding Approval of Management Agreement

At its March 3-4, 2016 meetings, the Board considered the approval of a new Management Agreement (“New Agreement”) between the Manager and the Trust on behalf of the existing series of the Trust, including the series of the Trust covered in this shareholder report (each, a “Fund”). The New Agreement combines the

40

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

terms of each Fund’s prior management agreement and administration agreement and establishes separate standardized fee schedules for four categories of Funds, which include fee schedule breakpoints. The Board considered that, with respect to each Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Funds’ management agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Funds by the Manager at in-person meetings held on June 2-3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Funds. The Board also considered that the fee rate payable by a Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Funds and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the New Agreement on behalf of each Fund.

41

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 4/16

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2016

Dear Shareholders,

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade. On April 27, 2016, the FOMC decided to maintain short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates.

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade. On April 27, 2016, the FOMC decided to maintain short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates.

Conversely, during first quarter 2016, many central banks around the world decided to continue or expand their economic stimulation policies. The Bank of Japan pushed its rates into negative territory and the European Central Bank cut a key rate to zero in March 2016. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds outperformed stocks thanks to declining interest rates.

For the six months ended April 30, 2016:

•	American Beacon Balanced Fund (Investor Class) returned 0.15%. The Fund is designed to provide income and capital appreciation primarily through investments in U.S. stocks and bonds.

•	American Beacon Mid-Cap Value Fund (Investor Class) returned -0.77%. The Fund is designed to provide long-term capital appreciation and current income primarily through investments in mid-market capitalization U.S. stocks.

For the period under review, the Russell 1000 Value Index, which represents large-cap value stocks, returned 1.93%; the Barclays Capital U.S. Aggregate Bond Index, which represents investment-grade, fixed-income securities, returned 2.82%; and the Russell Midcap Value Index, which measures the performance of domestic mid-cap value funds, returned 3.16%.

American Beacon Advisors identifies and partners with experienced asset managers from across all asset classes to help protect our shareholders’ portfolios over the long term. We are proud to offer a variety of funds that allow investors to invest in the asset classes best aligned with their long-term goals.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President, American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Investor Class of the Balanced Fund (the “Fund”) returned 0.15% for the six months ended April 30, 2016, underperforming the 60% Russell 1000® Value Index/40% Barclays Capital U.S. Aggregate Index return of 2.39% for the same period.

Total Returns for the Period ended 4/30/16

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,8)	AADBX	0.35%	(3.52)%	7.52%	5.56%
Y Class (1,2,8)	ACBYX	0.28%	(3.63)%	7.42%	5.49%
Investor Class (1,8)	AABPX	0.15%	(3.83)%	7.16%	5.23%
Advisor Class (1,8)	ABLSX	0.12%	(4.00)%	6.99%	5.04%
A Class with sales charge (1,3,8)	ABFAX	(5.57)%	(9.42)%	5.77%	4.54%
A Class without sales charge (1,3,8)	ABFAX	0.19%	(3.87)%	7.03%	5.16%
C Class with sales charge (1,4,8)	ABCCX	(1.20)%	(5.61)%	6.25%	4.71%
C Class without sales charge (1,4,8)	ABCCX	(0.20)%	(4.61)%	6.25%	4.71%
AMR Class (1,8)	AABNX	0.45%	(3.27)%	7.80%	5.84%
Balanced Composite Index (5)		2.39%	1.07%	7.70%	5.73%
Russell 1000 Value Index (6)		1.93%	(0.40)%	10.13%	5.67%
Barclays Capital Aggregate Index (6)		2.82%	2.72%	3.60%	4.95%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/06 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/06. A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013, and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011.
3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/06 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/06. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011 and 2012. A Class has a maximum sales charge of 5.75%.
4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/06 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/06. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.
5.	To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.
6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.59%, 0.67%, 0.92%, 1.07%, 0.98%, 1.73%, and 0.32%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 63% in equities (including equitized cash) and 37% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned -2.0% for the period, underperforming the Russell 1000 Value Index (the “Index”) return of 1.9%. The Fund underperformed the Index as both stock selection and sector allocation detracted value relative to the Index.

American Beacon Balanced FundSM

Performance Overview

April 30, 2016 (Unaudited)

Stock selections in the Financials, Health Care, and Industrials sectors contributed the majority of the underperformance during the six-month period. In the Financials sector, Citigroup Inc. (down 11.6%) was the largest detractor, followed closely by Metlife, which dropped 16.1%. In Health Care, positions in Valeant Pharmaceuticals International (down 58.9%), Sanofi ADR (down 18.7%), and Endo International Plc. (down 55.0%) all had a negative impact on performance. In the Industrials sector, the Fund’s out-of-index position in American Airlines Group Inc. (down 25.1%) and Delta Air Lines Inc. (down 17.8%) contributed to the underperformance. The above negatively performing sectors outweighed positive contribution from an investment in Philip Morris International (up 13.5%) within the Consumer Staples sector.

The Fund’s overweight in Consumer Discretionary, the worst performing sector in the Index (down 3.0%), and underweight in Utilities (up 13.1%), damaged performance through sector allocation. On the other hand, being underweight in Financials, one of the poorer performing sectors in the Index, added relative value.

The fixed-income portion of the Fund returned 4.5% for the six-month period, outperforming the Barclays Capital U.S. Aggregate Index (the “Barclays Index”) return of 2.8%. The Fund’s fixed income excess performance relative to the Barclays Index was due to both positive sector allocation and security selection. The Fund’s selections in U.S. Treasuries (up 6.2%) added relative value. Good selection and an overweight allocation to the Manufacturing sector also benefited the Fund, but not nearly as much as an underweight to the Energy sector. From a duration perspective, the portfolio was helped by overweighting the 10 to 30 year range, as well as selections in the 7 to 10 year range.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

American Beacon Balanced FundSM

Performance Overview

April 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Bank of America Corp.		2.5
Citigroup, Inc.		2.3
JPMorgan Chase & Co.		1.8
Microsoft Corp.		1.3
BP PLC, Sponsored ADR		1.5
Oracle Corp.		1.2
General Motors Co.		1.2
Johnson Controls, Inc.		1.0
Anthem, Inc.		0.9
American Financial Group, Inc.		0.9
Total Fund Holdings	494

Sector Allocation (% Equities)
Financials	26.5
Energy	13.4
Consumer Discretionary	12.9
Industrials	12.6
Health Care	11.7
Information Technology	9.9
Telecommunication Services	3.7
Consumer Staples	3.5
Utilities	3.2
Materials	2.6

Sector Allocation (% Fixed Income)
U.S. Treasury Notes/Bonds	31.4
U.S. Mortgage-Backed Obligations	20.4
Finance	12.4
Manufacturing	9.5
Commercial Mortgage Backed Obligations	5.3
Service	5.1
Energy	4.4
Asset-Backed Obligations	3.3
Utilities	2.6
Telecommunications	2.0
Consumer	1.5
Transportation	1.0
Municipal Obligations	0.9
Foreign Government Obligations	0.1
Foreign Sovereign	0.1

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Investor Class of the Mid-Cap Value Fund (the “Fund”) returned -0.77% for the six months ended April 30, 2016. The Fund underperformed the Russell Midcap® Value Index (the “Index”) return of 3.16% for the same period.

Total Returns for the Period ended 4/30/16

	Ticker	6 Months*	1 Year	5 Years	10 Years
Institutional Class (1,3,9)	AACIX	-0.67%	-3.51%	9.73%	7.27%
Y Class (1,4,9)	ACMYX	-0.72%	-3.57%	9.64%	7.23%
Investor Class (1,2,9)	AMPAX	-0.77%	-3.71%	9.47%	7.06%
Advisor Class (1,5,9)	AMCSX	-0.93%	-4.02%	9.16%	6.81%
A Class with sales charge (1,6,9)	ABMAX	-6.48%	-9.41%	7.94%	6.21%
A Class without sales charge (1,6,9)	ABMAX	-0.78%	-3.88%	9.23%	6.84%
C Class with sales charge (1,7,9)	AMCCX	-2.18%	-5.62%	8.42%	6.39%
C Class without sales charge (1,7,9)	AMCCX	-1.18%	-4.62%	8.42%	6.39%
Russell Midcap Value Index (8)		3.16%	-0.18%	10.45%	7.35%

* Not Annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Investor Class of the Fund has been waived from 2006 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2006 through 2013.
3.	A portion of the fees charged to the Institutional Class of the Fund has been waived from 2007 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2007 through 2013.
4.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/06 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/06. A portion of the fees charged to the Fund has been waived from 2010 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns from 2010 through 2013.
5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/06 to 6/29/07, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Investor Class are lower than those of the Advisor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/06. A portion of the fees charged to the Advisor Class of the Fund has been waived from 2007 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2007 through 2013.
6.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/06 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the Investor Class are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/06. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.
7.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/06 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the Investor Class are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/06. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
8.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
9.	The total annual Fund operating expense ratio set forth and in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, and C Class shares was 0.86%, 0.95%, 1.10%, 1.38%, 1.26%, and 2.02%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

The Fund trailed the Index primarily due to stock selection, and to a lesser extent, through sector allocation.

The Fund’s investments in the Consumer Discretionary sector detracted approximately 145 basis points (1.45%) from performance. In the Consumer Discretionary sector, Dana Holdings (down 22.3%), Royal Caribbean Cruises (down 20.0%) and Norwegian Cruise Line (down 22.8%) were the largest detractors. The Fund’s Financials and Materials sector companies also detracted value relative to the Index. Legg Mason (down 41.9%), CIT Group (down 18.4%) and Lincoln National (down 19.1%) negatively impacted performance in the Financials sector. In the Materials sector, not owning Newmont Mining, which was up 80.1% in the Index, detracted from the Fund’s returns. The Fund’s allocation in Owen’s Illinois (down 13.8%) also detracted from performance.

The Fund’s significant overweight position in Consumer Discretionary, the worst performing sector in the Index, detracted more than 50 basis points (0.50%) from performance through sector allocation. An underweight in Utilities, the second best performing sector, also detracted from the Fund’s returns.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Murphy Oil Corp.		2.1
Pinnacle West Capital Corp.		1.9
Allstate Corp.		1.9
Royal Caribbean Cruises Ltd.		1.8
Lamar Advertising Co.		1.8
Dover Corp.		1.8
Willis Towers Watson PLC		1.6
Fifth Third Bancorp		1.4
KBR, Inc.		1.4
Reynolds American, Inc.		1.3
Total Fund Holdings	114

Sector Allocation (% Equities)
Financials	32.0
Consumer Discretionary	16.2
Industrials	15.3
Information Technology	9.9
Energy	7.6
Utilities	6.8
Health Care	5.5
Materials	5.3
Consumer Staples	1.4

American Beacon FundsSM

Fund Expenses

April 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

April 30, 2016 (Unaudited)

Balanced Fund

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 - 4/30/16
Institutional Class
Actual	$1,000.00	$1,003.50	$2.92
Hypothetical **	$1,000.00	$1,021.95	$2.95
Y Class
Actual	$1,000.00	$1,002.80	$3.36
Hypothetical **	$1,000.00	$1,021.52	$3.38
Investor Class
Actual	$1,000.00	$1,001.50	$4.49
Hypothetical **	$1,000.00	$1,020.38	$4.53
Advisor Class
Actual	$1,000.00	$1,001.20	$5.35
Hypothetical **	$1,000.00	$1,019.52	$5.40
A Class
Actual	$1,000.00	$1,001.90	$4.88
Hypothetical **	$1,000.00	$1,019.99	$4.92
C Class
Actual	$1,000.00	$998.00	$8.58
Hypothetical **	$1,000.00	$1,016.28	$8.66
AMR Class
Actual	$1,000.00	$1,004.50	$1.61
Hypothetical **	$1,000.00	$1,023.26	$1.63

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.67%, 0.90%, 1.07%, 0.98%, 1.73% and 0.32% for the Institutional, Y, Investor, Advisor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

Mid-Cap Value Fund

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 - 4/30/16
Institutional Class
Actual	$1,000.00	$993.30	$4.43
Hypothetical **	$1,000.00	$1,020.42	$4.49
Y Class
Actual	$1,000.00	$992.80	$4.85
Hypothetical **	$1,000.00	$1,020.00	$4.92
Investor Class
Actual	$1,000.00	$992.30	$5.59
Hypothetical **	$1,000.00	$1,019.25	$5.67
Advisor Class
Actual	$1,000.00	$990.70	$6.99
Hypothetical **	$1,000.00	$1,017.84	$7.09
A Class
Actual	$1,000.00	$992.20	$6.36
Hypothetical **	$1,000.00	$1,018.48	$6.44
C Class
Actual	$1,000.00	$988.20	$10.14
Hypothetical **	$1,000.00	$1,014.66	$10.28

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.98%, 1.13%, 1.41%, 1.28%, and 2.05% for the Institutional, Y, Investor, Advisor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 60.00%
CONSUMER DISCRETIONARY - 7.76%
Auto Components - 1.51%
Goodyear Tire & Rubber Co.	60,162	$1,743
Johnson Controls, Inc.	157,585	6,524
Magna International, Inc., Class A	40,674	1,709

		9,976

Automobiles - 2.54%
Ford Motor Co.	243,571	3,303
General Motors Co.	246,726	7,846
Harley-Davidson, Inc.	21,467	1,027
Honda Motor Co., Ltd., Sponsored ADRA	68,102	1,836
Toyota Motor Corp., Sponsored ADRA	26,500	2,695

		16,707

Household Durables - 0.46%
Koninklijke Philips Electronics N.V.	62,388	1,716
Tupperware Brands Corp.	22,864	1,328

		3,044

Media - 0.80%
CBS Corp., Class BB	16,296	911
Comcast Corp., Class A	31,219	1,896
Discovery Communications, Inc., Class AC	65,784	1,797
Omnicom Group, Inc.	8,287	688

		5,292

Multiline Retail - 2.17%
Dillard’s, Inc., Class A	18,830	1,327
Kohl’s Corp.	36,326	1,609
Macy’s, Inc.	57,900	2,292
Michael Kors Holdings Ltd.C	83,818	4,330
Nordstrom, Inc.	19,285	986
Target Corp.	47,382	3,767

		14,311

Specialty Retail - 0.28%
Bed Bath & Beyond, Inc.	39,310	1,856

Total Consumer Discretionary		51,186

CONSUMER STAPLES - 2.09%
Food & Drug Retailing - 0.20%
Wal-Mart Stores, Inc.	20,006	1,338

Food Products - 0.23%
Bunge Ltd.	8,775	548
Kellogg Co.	12,358	950

		1,498

Tobacco - 1.66%
Altria Group, Inc.	45,281	2,840
Imperial Brands PLC, Sponsored ADRA D	32,277	3,505
Philip Morris International, Inc.	46,848	4,596

		10,941

Total Consumer Staples		13,777

ENERGY - 8.06%
Energy Equipment & Services - 0.37%
Cobalt International Energy, Inc.C	369,480	1,193
Helmerich & Payne, Inc.	19,000	1,257

		2,450

Oil & Gas - 7.69%
Apache Corp.	40,052	2,179
BP PLC, Sponsored ADRA D	288,627	9,691
California Resources Corp.C	3,165	7
Canadian Natural Resources Ltd.	125,839	3,778

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Cimarex Energy Co.	21,023	$2,289
ConocoPhillips	80,534	3,849
Devon Energy Corp.	137,582	4,770
Hess Corp.	79,798	4,758
Kosmos Energy Ltd.C	116,884	757
Marathon Oil Corp.	281,020	3,960
Marathon Petroleum Corp.	42,016	1,642
Murphy Oil Corp.	55,557	1,986
Occidental Petroleum Corp.	62,306	4,775
Phillips 66	42,842	3,518
Royal Dutch Shell PLC, Class A, ADRA D	46,143	2,441
Seadrill Ltd.C	75,350	360

		50,760

Total Energy		53,210

FINANCIALS - 15.81%
Banks - 1.71%
Citizens Financial Group	120,392	2,751
PNC Financial Services Group, Inc.	65,861	5,782
Popular, Inc.	49,300	1,465
SunTrust Banks, Inc.	30,341	1,266

		11,264

Diversified Financials - 11.26%
American Express Co.	32,177	2,105
Bank of America Corp.	1,142,869	16,640
Blackstone Group, LPE	136,557	3,747
Capital One Financial Corp.	66,639	4,824
Citigroup, Inc.	326,665	15,118
Goldman Sachs Group, Inc.	8,450	1,387
JPMorgan Chase & Co.	188,672	11,924
KKR & Co., LPE	338,881	4,609
Morgan Stanley	93,639	2,534
Nomura Holdings, Inc., ADRA	377,078	1,587
Santander Consumer USA Holdings, Inc.	147,243	1,939
SLM Corp.C	134,591	911
State Street Corp.	28,014	1,745
Synchrony FinancialC	57,532	1,759
Wells Fargo & Co.	70,005	3,499

		74,328

Insurance - 2.52%
Allstate Corp.	19,720	1,283
American International Group, Inc.	109,812	6,130
Berkshire Hathaway, Inc., Class BC	29,914	4,352
MetLife, Inc.	62,338	2,811
Unum Group	60,636	2,074

		16,650

Real Estate - 0.32%
Hatteras Financial Corp.F	88,892	1,412
Two Harbors Investment Corp.F	87,182	683

		2,095

Total Financials		104,337

HEALTH CARE - 7.04%
Health Care Equipment & Supplies - 1.07%
Medtronic PLCD	71,516	5,660
Zimmer Biomet Holdings, Inc.	12,274	1,421

		7,081

Health Care Providers & Services - 1.31%
Anthem, Inc.	42,047	5,919
Express Scripts Holding Co.C	19,086	1,407
Humana, Inc.	7,308	1,294

		8,620

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 4.66%
AbbVie, Inc.	39,704	$2,422
Endo International PLCC D	16,240	438
GlaxoSmithKline PLC, Sponsored ADRA D	61,821	2,653
Horizon Pharma PLCC D	74,813	1,150
Jazz Pharmaceuticals PLCC D	5,342	805
Johnson & Johnson	33,174	3,718
Mallinckrodt PLCC D	21,856	1,366
Merck & Co., Inc.	69,169	3,793
Mylan N.V.C	31,598	1,318
Pfizer, Inc.	165,487	5,414
Sanofi, ADRA	131,608	5,410
Valeant Pharmaceuticals International, Inc.	68,200	2,275

		30,762

Total Health Care		46,463

INDUSTRIALS - 7.57%
Aerospace & Defense - 2.65%
AerCap Holdings N.V.C	90,500	3,622
B/E Aerospace, Inc.	31,000	1,508
Boeing Co.	9,053	1,220
Embraer S.A., Sponsored ADRA	23,700	547
General Dynamics Corp.	16,494	2,318
Raytheon Co.	25,939	3,277
Rockwell Collins, Inc.	15,511	1,368
United Technologies Corp.	34,456	3,596

		17,456

Airlines - 1.08%
American Airlines Group, Inc.	100,000	3,469
Delta Air Lines, Inc.	87,800	3,659

		7,128

Construction & Engineering - 0.44%
AECOM Technology Corp.C	35,638	1,158
Chicago Bridge & Iron Co., N.V.	44,019	1,772

		2,930

Diversified Manufacturing - 0.45%
Eaton Corp., PLCD	47,232	2,988

Industrial Conglomerates - 0.48%
Honeywell International, Inc.	27,533	3,146

Machinery - 2.47%
Caterpillar, Inc.	28,064	2,181
CNH Industrial N.V.	271,340	2,100
Cummins, Inc.	35,897	4,201
PACCAR, Inc.	21,039	1,239
Parker Hannifin Corp.	14,507	1,683
Reliance Steel & Aluminum Co.	28,977	2,143
Terex Corp.	50,670	1,211
Xylem, Inc.	36,849	1,540

		16,298

Total Industrials		49,946

INFORMATION TECHNOLOGY - 5.97%
Communications Equipment - 1.21%
Cisco Systems, Inc.	101,922	2,802
Corning, Inc.	276,972	5,171

		7,973

Computers & Peripherals - 0.57%
Hewlett Packard Enterprise Co.	129,193	2,152
HP, Inc.	76,293	936

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Teradata Corp.C	27,846	$705

		3,793

Semiconductor Equipment & Products - 1.60%
Applied Materials, Inc.	80,551	1,649
Intel Corp.	43,743	1,325
Lam Research Corp.	18,728	1,431
Micron Technology, Inc.C	289,914	3,116
Qualcomm, Inc.	59,525	3,007

		10,528

Software - 2.59%
Microsoft Corp.	167,226	8,340
Navient Corp.	66,063	903
Oracle Corp.	196,865	7,847

		17,090

Total Information Technology		39,384

MATERIALS - 1.57%
Chemicals - 0.99%
Air Products & Chemicals, Inc.	24,672	3,599
Dow Chemical Co.	34,118	1,795
Eastman Chemical Co.	14,711	1,124

		6,518

Containers & Packaging - 0.10%
Packaging Corp. of America	9,986	648

Paper & Forest Products - 0.48%
International Paper Co.	26,869	1,163
Louisiana-Pacific Corp.C	119,520	2,031

		3,194

Total Materials		10,360

TELECOMMUNICATION SERVICES - 2.22%
Diversified Telecommunication Services - 1.20%
AT&T, Inc.	37,118	1,441
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	292,657	2,368
Verizon Communications, Inc.	80,598	4,106

		7,915

Wireless Telecommunication Services - 1.02%
China Mobile Ltd., Sponsored ADRA	68,497	3,940
Vodafone Group PLC, Sponsored ADRA D	84,681	2,772

		6,712

Total Telecommunication Services		14,627

UTILITIES - 1.91%
Electric - 1.91%
Calpine Corp.C	294,496	4,646
CenterPoint Energy, Inc.	101,702	2,182
Entergy Corp.	33,886	2,548
NRG Energy, Inc.	133,266	2,012
PPL Corp.	15,822	596
Southern Co.	12,748	639

Total Utilities		12,623

Total Common Stock (Cost $372,842)		395,913

PREFERRED STOCK - 0.19% (Cost $1,288)
FINANCIALS - 0.19%
Insurance - 0.19%
Allstate Corp., 1.00%, Due 1/15/2053	48,648	1,267

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS 14.12%
MANUFACTURING- 3.49%
American Honda Finance Corp.,
1.70%, Due 2/22/2019	$290	$293
3.875%, Due 9/21/2020G	250	271
Analog Devices, Inc.,
3.90%, Due 12/15/2025	190	206
Apple, Inc.,
2.40%, Due 5/3/2023	445	447
4.50%, Due 2/23/2036	510	556
4.65%, Due 2/23/2046	1,315	1,444
Applied Materials, Inc.,
5.10%, Due 10/1/2035	1,935	2,128
BAE Systems Holdings, Inc.,
3.80%, Due 10/7/2024G	650	673
Cummins, Inc.,
3.65%, Due 10/1/2023	165	176
Daimler Finance North America LLC,
2.25%, Due 9/3/2019G H	350	356
2.45%, Due 5/18/2020G H	650	654
Delphi Corp.,
4.15%, Due 3/15/2024	315	331
Dow Chemical Co.,
4.125%, Due 11/15/2021	300	329
3.50%, Due 10/1/2024	620	646
Eaton Corp., PLC,
5.60%, Due 5/15/2018D	160	173
2.75%, Due 11/2/2022D	155	157
Eaton Electric Holdings LLC,
3.875%, Due 12/15/2020H	235	249
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017H	300	306
1.260%, Due 3/27/2017H I	400	399
1.534%, Due 6/15/2018H I	980	974
5.875%, Due 8/2/2021H	400	462
General Electric Co.,
5.25%, Due 12/6/2017	215	230
Hewlett Packard Enterprise Co.,
6.35%, Due 10/15/2045G	2,415	2,409
HP, Inc.,
4.05%, Due 9/15/2022	300	311
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, Due 5/1/2020	300	300
Intel Corp.,
3.30%, Due 10/1/2021	240	257
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	326
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	205	220
LYB International Finance BV,
4.00%, Due 7/15/2023	305	325
Microsoft Corp.,
4.45%, Due 11/3/2045	1,580	1,753
Monsanto Co.,
1.15%, Due 6/30/2017	355	355
4.40%, Due 7/15/2044	165	159
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019G	600	610
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	166
3.85%, Due 4/15/2045	310	314
Nucor Corp.,
4.125%, Due 9/15/2022	160	168
4.00%, Due 8/1/2023	165	173

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Oracle Corp.,
2.25%, Due 10/8/2019	$235	$242
4.30%, Due 7/8/2034	325	347
PACCAR Financial Corp.,
2.20%, Due 9/15/2019	190	194
Pentair Finance S.A.,
3.15%, Due 9/15/2022	200	192
Qualcomm, Inc.,
3.00%, Due 5/20/2022	135	141
Rio Tinto Finance USA Ltd.,
3.75%, Due 6/15/2025	130	133
Stanley Black & Decker, Inc.,
2.451%, Due 11/17/2018	375	382
Toyota Motor Credit Corp.,
2.125%, Due 7/18/2019	660	676
United Technologies Corp.,
6.125%, Due 7/15/2038	450	590
Volkswagen Group of America Finance LLC,
2.45%, Due 11/20/2019G H	650	651
Xerox Corp.,
2.95%, Due 3/15/2017	150	151

		23,005

FINANCE- 4.53%
ABN AMRO Bank N.V.,
1.80%, Due 6/4/2018G	600	599
ACE INA Holdings, Inc.,
3.35%, Due 5/3/2026	140	148
American Express Co.,
4.05%, Due 12/3/2042	215	218
American Express Credit Corp.,
2.125%, Due 3/18/2019	370	375
American International Group, Inc.,
4.875%, Due 6/1/2022	600	659
4.50%, Due 7/16/2044	210	203
Bank of America Corp.,
7.80%, Due 9/15/2016	700	716
2.60%, Due 1/15/2019	580	590
4.125%, Due 1/22/2024	400	424
6.11%, Due 1/29/2037	365	424
5.00%, Due 1/21/2044	495	552
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	390	391
2.20%, Due 3/4/2019	365	374
BB&T Corp.,
1.45%, Due 1/12/2018	345	345
Bear Stearns Cos., LLC,
7.25%, Due 2/1/2018H	635	696
Berkshire Hathaway, Inc.,
3.125%, Due 3/15/2026	235	245
Boston Properties LP,
3.65%, Due 2/1/2026J	360	377
Capital One Financial Corp.,
2.45%, Due 4/24/2019	275	278
Citigroup, Inc.,
1.175%, Due 3/10/2017I	135	135
4.40%, Due 6/10/2025	730	753
5.875%, Due 1/30/2042	300	372
CNA Financial Corp.,
7.35%, Due 11/15/2019	295	340
Crown Castle International Corp.,
3.40%, Due 2/15/2021	175	181
Deutsche Bank AG/London,
1.227%, Due 2/13/2017I	1,110	1,107

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s
ERP Operating LP,
3.00%, Due 4/15/2023J	$160	$163
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	409
6.00%, Due 8/7/2019	350	402
5.50%, Due 1/8/2020	250	286
Goldman Sachs Group, Inc.,
6.25%, Due 9/1/2017	650	690
5.95%, Due 1/18/2018	450	481
5.75%, Due 1/24/2022	800	921
3.50%, Due 1/23/2025	190	192
Humana, Inc.,
3.15%, Due 12/1/2022	300	308
ING Bank N.V.,
3.75%, Due 3/7/2017G	400	408
Intercontinental Exchange, Inc.,
2.75%, Due 12/1/2020	190	196
JPMorgan Chase & Co.,
0.962%, Due 6/13/2016I	415	415
3.625%, Due 5/13/2024	900	942
3.875%, Due 9/10/2024	330	341
5.50%, Due 10/15/2040	650	798
KeyCorp,
5.10%, Due 3/24/2021	120	134
Liberty Mutual Group, Inc.,
4.25%, Due 6/15/2023G	235	246
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026G	1,215	1,487
Macquarie Bank Ltd.,
1.266%, Due 10/27/2017G I	820	818
Manulife Financial Corp.,
4.15%, Due 3/4/2026	170	177
MetLife, Inc.,
6.375%, Due 6/15/2034	350	439
4.721%, Due 12/15/2044	400	425
4.60%, Due 5/13/2046	85	89
Morgan Stanley,
7.30%, Due 5/13/2019	750	864
5.625%, Due 9/23/2019	350	390
3.70%, Due 10/23/2024	480	495
4.35%, Due 9/8/2026	330	341
National Rural Utilities Cooperative Finance Corp.,
1.65%, Due 2/8/2019	190	191
Nordea Bank AB,
4.875%, Due 1/27/2020G	250	275
PNC Funding Corp.,
3.30%, Due 3/8/2022	325	343
Prudential Financial, Inc.,
4.60%, Due 5/15/2044	650	666
Simon Property Group LP,
2.20%, Due 2/1/2019J	485	495
3.375%, Due 10/1/2024J	650	690
State Street Corp.,
2.55%, Due 8/18/2020	135	139
The Goldman Sachs Group, Inc.,
2.875%, Due 2/25/2021	270	274
Toronto Dominion Bank,
2.625%, Due 9/10/2018	375	385
Trinity Acquisition PLC Co.,
4.40%, Due 3/15/2026D	180	184
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	250	252
3.95%, Due 10/15/2042	165	170

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
US Bancorp,
1.95%, Due 11/15/2018	$525	$534
Ventas Realty LP,
5.70%, Due 9/30/2043J	135	151
Visa, Inc.,
1.20%, Due 12/14/2017	400	402
2.80%, Due 12/14/2022	190	198
3.15%, Due 12/14/2025	265	278
Wachovia Corp.,
0.998%, Due 10/15/2016I	400	400
Wells Fargo & Co.,
2.15%, Due 1/30/2020	140	142
2.55%, Due 12/7/2020	220	225
4.30%, Due 7/22/2027	135	144

		29,897

CONSUMER- 0.55%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	340
Anheuser-Busch InBev Finance, Inc.,
2.65%, Due 2/1/2021	340	349
3.65%, Due 2/1/2026	340	358
4.90%, Due 2/1/2046	1,000	1,134
General Mills, Inc.,
2.20%, Due 10/21/2019	600	614
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022G	135	142
5.00%, Due 7/15/2035G	130	145
Newell Rubbermaid, Inc.,
5.50%, Due 4/1/2046	170	189
Philip Morris International, Inc.,
2.75%, Due 2/25/2026	185	187
Reynolds American, Inc.,
5.85%, Due 8/15/2045	130	160

		3,618

SERVICE- 1.87%
21st Century Fox America, Co.,
4.95%, Due 10/15/2045	610	678
AbbVie, Inc.,
1.75%, Due 11/6/2017	230	231
2.90%, Due 11/6/2022	170	174
Actavis Funding SCS,
4.55%, Due 3/15/2035	55	55
Alibaba Group Holding Ltd.,
3.60%, Due 11/28/2024	650	658
Baxalta, Inc.,
4.00%, Due 6/23/2025G	140	145
Bayer US Finance LLC,
2.375%, Due 10/8/2019G H	300	309
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	195	202
3.875%, Due 5/15/2024	235	251
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	235	243
CBS Corp.,
3.375%, Due 3/1/2022	700	732
Celgene Corp.,
5.25%, Due 8/15/2043	145	161
Comcast Corp.,
5.875%, Due 2/15/2018	410	445
3.15%, Due 3/1/2026	175	183
6.55%, Due 7/1/2039	450	619
CVS Health Corp.,
1.90%, Due 7/20/2018	205	208

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Express Scripts Holding Co.,
4.50%, Due 2/25/2026	$1,340	$1,436
Genzyme Corp.,
5.00%, Due 6/15/2020	80	90
Home Depot, Inc.,
2.70%, Due 4/1/2023	150	155
3.35%, Due 9/15/2025	135	146
MasterCard, Inc.,
3.375%, Due 4/1/2024	250	268
McDonald’s Corp.,
3.70%, Due 1/30/2026	380	407
Medtronic, Inc.,
3.50%, Due 3/15/2025	650	696
4.375%, Due 3/15/2035	174	194
Sanofi,
1.25%, Due 4/10/2018	105	105
4.00%, Due 3/29/2021	210	230
Thomson Reuters Corp.,
4.30%, Due 11/23/2023	300	322
3.85%, Due 9/29/2024	400	414
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	497
4.75%, Due 3/29/2021	325	363
Viacom, Inc.,
4.50%, Due 2/27/2042	450	369
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	240	248
3.80%, Due 11/18/2024	300	313
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	520
Zimmer Biomet Holdings, Inc.,
3.55%, Due 4/1/2025	280	288

		12,355

UTILITIES- 0.95%
Consolidated Edison Co., of New York, Inc.,
5.50%, Due 12/1/2039	350	423
4.625%, Due 12/1/2054	115	127
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	220	235
Dominion Resources, Inc.,
4.70%, Due 12/1/2044	650	691
Duke Energy Corp.,
3.55%, Due 9/15/2021	370	389
Duke Energy Progress LLC,
4.15%, Due 12/1/2044H	260	282
Edison International,
2.95%, Due 3/15/2023	170	171
Georgia Power Co.,
1.95%, Due 12/1/2018	150	152
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	647
Pacific Gas & Electric Co.,
4.25%, Due 3/15/2046	280	307
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	384
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	160	169
Southern Co.,
2.15%, Due 9/1/2019	190	192
2.75%, Due 6/15/2020	500	513
Southern Power Co.,
4.15%, Due 12/1/2025	175	183
Southwestern Electric Power Co.,

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.55%, Due 2/15/2022	$600	$633
Union Electric Co.,
6.70%, Due 2/1/2019	200	227
WEC Energy Group, Inc.,
3.55%, Due 6/15/2025	195	206
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	329	342

		6,273

ENERGY- 1.59%
BP Capital Markets PLC,
3.506%, Due 3/17/2025D	1,340	1,405
3.119%, Due 5/4/2026D	700	704
Buckeye Partners LP,
4.875%, Due 2/1/2021J	165	171
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	190	184
6.25%, Due 3/15/2038	365	368
Chevron Corp.,
1.79%, Due 11/16/2018	195	197
Columbia Pipeline Group, Inc.,
4.50%, Due 6/1/2025G	155	160
ConocoPhillips,
6.50%, Due 2/1/2039	725	900
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	251
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039H	130	141
Exxon Mobil Corp.,
4.114%, Due 3/1/2046	1,950	2,078
Halliburton Co.,
3.375%, Due 11/15/2022	400	407
Husky Energy, Inc.,
3.95%, Due 4/15/2022	280	281
Magellan Midstream Partners LP,
5.00%, Due 3/1/2026J	100	110
Marathon Petroleum Corp.,
3.625%, Due 9/15/2024	165	158
Occidental Petroleum Corp.,
3.40%, Due 4/15/2026	175	181
Phillips 66,
2.95%, Due 5/1/2017	225	229
4.30%, Due 4/1/2022	170	185
Schlumberger Holdings Corp.,
4.00%, Due 12/21/2025G	1,340	1,431
Shell International Finance BV,
1.625%, Due 11/10/2018	375	378
Sunoco Logistics Partners Operations LP,
4.25%, Due 4/1/2024J	100	97
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	308
6.10%, Due 6/1/2040	170	198

		10,522

FOREIGN SOVEREIGN- 0.05%
Province of Ontario Canada,

0%, Due 4/27/2026	345	344

TRANSPORTATION- 0.36%
Burlington Northern Santa Fe LLC,
3.65%, Due 9/1/2025H	135	147
7.95%, Due 8/15/2030H	225	328
5.75%, Due 5/1/2040H	420	532
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	378

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CSX Corp.,
5.50%, Due 4/15/2041	$325	$390
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	459
Union Pacific Corp.,
3.375%, Due 2/1/2035	150	146

		2,380

TELECOMMUNICATIONS- 0.73%
America Movil S.A.B. de C.V.,
6.375%, Due 3/1/2035	350	426
AT&T, Inc.,
4.45%, Due 4/1/2024	165	180
3.40%, Due 5/15/2025	350	356
4.50%, Due 5/15/2035	220	221
6.35%, Due 3/15/2040	120	142
4.35%, Due 6/15/2045	841	788
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042G	300	342
Rogers Communications, Inc.,
5.45%, Due 10/1/2043	245	285
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	360	403
6.40%, Due 9/15/2033	570	715
Vodafone Group PLC,
6.15%, Due 2/27/2037D	815	958

		4,816

Total Corporate Obligations (Cost $87,782)		93,210

FOREIGN GOVERNMENT OBLIGATION - 0.03% (Cost $199)
Oil & Gas - 0.03%
Petroleos Mexicanos,

0%, Due 3/5/2020	200	213

ASSET-BACKED OBLIGATIONS - 1.20%
Ally Auto Receivables Trust,
0%, Due 9/16/2019, 2015 1 A3	605	607
Ally Master Owner Trust,
0%, Due 9/15/2019, 2012 5 A	595	596
AmeriCredit Automobile Receivables Trust,
0%, Due 6/10/2019, 2014 3 A3	455	455
BMW Vehicle Lease Trust 2016-1,
0%, Due 1/22/2019, 2016 1 A3	405	404
Capital Auto Receivables Asset Trust,
0%, Due 3/20/2018, 2013-4 A3	325	325
Capital One Multi-Asset Execution Trust,
0%, Due 7/15/2020, 2014 A5 A	530	533
Ford Credit Auto Owner Trust,
0%, Due 8/15/2020, 2015 A B	605	612
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,102
1.40%, Due 8/15/2019, 2014 4 A1	780	780
GM Financial Automobile Leasing Trust,
0%, Due 12/20/2018, 2015 2 A3	1,000	1,004
Hyundai Auto Receivables Trust,
0%, Due 7/16/2018, 2014 A A3	184	184
Mercedes Benz Auto Lease Trust,
0%, Due 12/16/2019, 2014 A A4	808	808
Volkswagen Auto Lease Trust,
0%, Due 12/20/2017, 2015 A A3	525	524

Total Asset-Backed Obligations (Cost $7,917)		7,934

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 1.94%
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	$623	$629
5.54%, Due 9/11/2041, 2006-PW13 A4	233	234
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	1,664	1,645
1.624%, Due 7/16/2039, 2013-78 AB	1,530	1,511
2.586%, Due 9/16/2039, 2014-31 AB	502	507
1.367%, Due 11/16/2041, 2013 125 AB	1,726	1,704
3.20%, Due 11/16/2044, 2011-92 B	1,713	1,742
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, 2010-C1 A1G	112	116
3.033%, Due 11/10/2046, 2013 GC16 A2	935	964
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.388%, Due 2/15/2046, 2011-C3 A3G	400	417
5.889%, Due 2/12/2049, 2007-CB19 A4	534	548
JPMBB Commercial Mortgage Securities Trust,
0%, Due 7/15/2045, 2013 C12 ASB	665	692
LB-UBS Commercial Mortgage Trust,
0%, Due 2/15/2040, 2007-C1 A4	469	477
Wells Fargo Commercial Mortgage Trust,
0%, Due 9/15/2058, 2015 C30 ASB	1,095	1,154
WF-RBS Commercial Mortgage Trust,
0%, Due 3/15/2047, 2014 C19 A3	455	483

Total Commercial Mortgage-Backed Obligations (Cost $12,700)		12,823

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.48%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	48	49
5.00%, Due 10/1/2020	24	26
3.50%, Due 8/1/2026	124	132
3.50%, Due 9/1/2028	700	747
5.00%, Due 8/1/2033	168	188
5.50%, Due 2/1/2034	155	175
5.00%, Due 3/1/2034	122	135
6.00%, Due 6/1/2034	123	142
6.00%, Due 8/1/2034	100	115
5.00%, Due 8/1/2035	94	104
5.00%, Due 9/1/2035	63	70
5.50%, Due 4/1/2037	98	110
5.50%, Due 5/1/2038	48	54
4.00%, Due 1/1/2041	555	594
4.50%, Due 2/1/2041	425	464
3.50%, Due 3/1/2042	346	364
3.50%, Due 6/1/2042	1,688	1,773
3.50%, Due 7/1/2042	452	474
3.00%, Due 8/1/2042	724	742
3.50%, Due 2/1/2043	937	983

		7,441

Federal National Mortgage Association
5.00%, Due 12/1/2017	27	28
4.50%, Due 9/1/2018	27	28
4.00%, Due 8/1/2020	51	54
3.50%, Due 1/1/2026	108	115
4.00%, Due 5/1/2026	594	634
4.00%, Due 6/1/2026	728	777
3.50%, Due 1/1/2028	368	390
3.00%, Due 7/1/2029	671	704
5.00%, Due 3/1/2034	188	209
4.50%, Due 4/1/2034	280	306
3.50%, Due 10/1/2034	233	247
5.50%, Due 4/1/2036	86	97
5.50%, Due 6/1/2038	33	37

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 1/1/2040	$458	$500
5.00%, Due 5/1/2040	706	785
5.00%, Due 6/1/2040	613	683
4.00%, Due 9/1/2040	391	418
4.00%, Due 1/1/2041	1,187	1,269
4.00%, Due 2/1/2041	581	626
5.00%, Due 3/1/2041	522	578
4.50%, Due 4/1/2041	865	943
4.50%, Due 6/1/2041	674	735
4.50%, Due 8/1/2041	365	398
4.50%, Due 10/1/2041	469	514
4.50%, Due 1/1/2043	671	733
3.00%, Due 5/1/2043	1,058	1,088
3.00%, Due 6/1/2043	3,361	3,454
3.50%, Due 6/1/2043	437	459
3.50%, Due 7/1/2043	425	447
3.00%, Due 8/1/2043	2,100	2,157
3.50%, Due 8/1/2044	1,129	1,185
4.50%, Due 8/1/2044	1,091	1,192
4.00%, Due 3/1/2045	1,007	1,078
3.50%, Due 4/1/2045	1,047	1,098
4.00%, Due 7/1/2045	2,267	2,425
3.50%, Due 11/1/2045	5,869	6,155
4.00%, Due 3/1/2046	598	641
3.00%, Due 4/1/2046	255	261

		33,448

Government National Mortgage Association
7.00%, Due 12/15/2025	74	87
6.50%, Due 8/15/2027	74	86
6.50%, Due 11/15/2027	77	89
7.50%, Due 12/15/2028	70	84
5.50%, Due 7/15/2033	160	183
6.00%, Due 12/15/2033	189	218
5.50%, Due 2/20/2034	228	257
4.50%, Due 5/15/2039	427	468
5.00%, Due 10/15/2039	312	352
5.50%, Due 2/15/2040	331	371
4.50%, Due 6/15/2040	354	394
3.50%, Due 9/15/2041	969	1,023
3.50%, Due 3/15/2043	598	634
5.00%, Due 3/20/2045	544	591
3.50%, Due 6/20/2045	1,528	1,614
4.00%, Due 7/20/2045	631	674
4.00%, Due 9/20/2045	940	1,004
4.00%, Due 3/20/2046	329	352

		8,481

Total U.S. Agency Mortgage-Backed Obligations (Cost $48,165)		49,370

U.S. TREASURY OBLIGATIONS - 11.49%
U.S. Treasury Floating Rate Note
0.327%, Due 7/31/2017I	32,925	32,916

U.S. Treasury Notes/Bonds
0.75%, Due 2/28/2018	1,380	1,380
1.125%, Due 5/31/2019	1,500	1,508
1.25%, Due 2/29/2020	2,000	2,010
1.75%, Due 10/31/2020	2,000	2,044
1.25%, Due 3/31/2021	2,000	1,997
2.00%, Due 11/15/2021	2,155	2,224
2.00%, Due 2/15/2022	4,355	4,494
1.625%, Due 11/15/2022	2,000	2,010
2.50%, Due 8/15/2023	2,000	2,123
2.375%, Due 8/15/2024	4,975	5,225
6.875%, Due 8/15/2025	580	835

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.25%, Due 11/15/2028	$450	$612
4.75%, Due 2/15/2037	630	884
4.50%, Due 8/15/2039	500	680
3.125%, Due 11/15/2041	4,735	5,223
2.50%, Due 2/15/2045	10,015	9,674

		42,923

Total U.S. Treasury Obligations (Cost $74,175)		75,839

MUNICIPAL OBLIGATIONS - 0.33% (Cost $1,815)
Municipal Electric Authority of Georgia,
6.655%, Due 4/1/2057	1,760	2,165

	Shares
SHORT-TERM INVESTMENTS - 3.22% (Cost $21,283)
American Beacon U.S. Government Money Market Select Fund, Select ClassK	21,282,971	21,283

TOTAL INVESTMENTS - 100.00% (Cost $628,166)		660,017
LIABILITIES, NET OF OTHER ASSETS – (0.00%)		(18)

TOTAL NET ASSETS - 100.00%		$659,999

A	ADR - American Depositary Receipt.
B	Non-voting participating shares.
C	Non-income producing security.
D	PLC - Public Limited Company.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,664 or 1.92% of net assets. The Fund has no right to demand registration of these securities.
H	LLC - Limited Liability Company.
I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J	LP - Limited Partnership.
K	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on April 30, 2016:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index June Futures	Long	159	June 2016	$16,369,845	$90,339

				$16,369,845	$90,339

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.48%
CONSUMER DISCRETIONARY - 15.50%
Auto Components - 1.92%
Dana Holding Corp.	631,983	$8,171
Delphi Automotive PLCA	50,481	3,717

		11,888

Home Builders - 0.69%
D.R. Horton, Inc.	143,029	4,299

Hotels, Restaurants & Leisure - 4.58%
Norwegian Cruise Line Holdings Ltd.B	116,925	5,716
Royal Caribbean Cruises Ltd.	145,141	11,235
SeaWorld Entertainment, Inc.C	188,192	3,751
Wyndham Worldwide Corp.	106,421	7,551

		28,253

Household Durables - 2.08%
Stanley Black & Decker, Inc.	59,298	6,637
Whirlpool Corp.	35,932	6,257

		12,894

Leisure Equipment & Products - 0.62%
Brunswick Corp.	80,466	3,865

Media - 2.90%
Interpublic Group of Cos., Inc.	216,131	4,958
Meredith Corp.	15,355	788
News Corp., Class A	481,722	5,983
Omnicom Group, Inc.	74,681	6,196

		17,925

Specialty Retail - 2.71%
Hanesbrands, Inc.	238,015	6,909
L Brands, Inc.	65,311	5,113
Staples, Inc.	466,721	4,761

		16,783

Total Consumer Discretionary		95,907

CONSUMER STAPLES - 1.34%
Tobacco - 1.34%
Reynolds American, Inc.	167,270	8,297

ENERGY - 7.29%
Energy Equipment & Services - 2.54%
FMC Technologies, Inc.B	222,343	6,779
SEACOR Holdings, Inc.	28,607	1,681
Superior Energy Services, Inc.	216,756	3,655
Weatherford International PLCA B	439,612	3,574

		15,689

Oil & Gas - 4.75%
Cenovus Energy, Inc.	415,528	6,582
Devon Energy Corp.	82,400	2,858
Murphy Oil Corp.	370,283	13,234
PBF Energy, Inc., Class A	187,064	6,020
Vermilion Energy, Inc.	20,700	712

		29,406

Total Energy		45,095

FINANCIALS - 30.58%
Banks - 10.16%
CIT Group, Inc.	196,614	6,797
Comerica, Inc.	150,777	6,694
Cullen/Frost Bankers, Inc.	72,414	4,634
Fifth Third Bancorp	489,820	8,968
First Niagara Financial Group, Inc.	130,648	1,380

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
KeyCorp	581,448	$7,146
M&T Bank Corp.	47,703	5,644
New York Community Bancorp, Inc.	327,575	4,923
People’s United Financial, Inc.	279,545	4,333
Regions Financial Corp.	817,114	7,665
TCF Financial Corp.	119,192	1,626
Valley National Bancorp	207,352	1,962
Webster Financial Corp.	30,008	1,099

		62,871

Diversified Financials - 5.68%
Ameriprise Financial, Inc.	45,489	4,362
Apollo Global Management LLC, Class AD E	222,850	3,768
Capital One Financial Corp.	28,842	2,088
Discover Financial Services	106,161	5,974
Franklin Resources, Inc.	134,838	5,035
Invesco Ltd.	159,211	4,937
KKR & Co., LPE	440,718	5,994
SLM Corp.B	444,195	3,007

		35,165

Insurance - 9.54%
Allstate Corp.	180,626	11,750
Axis Capital Holdings Ltd.	120,767	6,433
Endurance Specialty Holdings Ltd.	69,452	4,444
FNF Group	149,320	4,763
Lincoln National Corp.	92,081	4,001
Torchmark Corp.	96,167	5,567
Validus Holdings Ltd.	83,623	3,854
Voya Financial, Inc.	248,262	8,061
Willis Towers Watson PLCA	81,356	10,161

		59,034

Real Estate - 5.20%
AvalonBay Communities, Inc.F	21,148	3,739
CBL & Associates Properties, Inc.F	277,203	3,238
Corporate Office Properties TrustF	76,544	1,966
EPR PropertiesF	53,015	3,493
Host Hotels & Resorts, Inc.F	349,328	5,526
Lamar Advertising Co., Class AF	179,126	11,112
MFA Financial, Inc.F	449,712	3,108

		32,182

Total Financials		189,252

HEALTH CARE - 5.23%
Health Care Equipment & Supplies - 1.67%
St. Jude Medical, Inc.	51,891	3,954
Zimmer Biomet Holdings, Inc.	55,055	6,374

		10,328

Health Care Providers & Services - 3.56%
Cardinal Health, Inc.	75,265	5,905
Cigna Corp.	49,598	6,871
Mednax, Inc.B	27,256	1,943
Universal Health Services, Inc., Class B	54,660	7,307

		22,026

Total Health Care		32,354

INDUSTRIALS - 14.56%
Aerospace & Defense - 2.01%
Spirit Aerosystems Holdings, Inc., Class AB	104,815	4,942
TransDigm Group, Inc.	32,972	7,513

		12,455

Building Products - 1.24%
Owens Corning	166,364	7,664

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 1.91%
Convergys Corp.	72,830	$1,930
Genpact Ltd.	143,821	4,011
Republic Services, Inc.	73,915	3,479
Steelcase, Inc., Class A	156,457	2,388

		11,808

Construction & Engineering - 1.07%
AECOM Technology Corp.B	202,974	6,595

Diversified Manufacturing - 0.50%
Eaton Corp., PLCA	49,008	3,101

Electrical Equipment - 1.16%
Tyco International PLCA	186,407	7,180

Engineering & Construction - 1.44%
KBR, Inc.	574,475	8,939

Machinery - 3.88%
CNH Industrial N.V.C	583,809	4,519
Dover Corp.	166,396	10,931
Parker Hannifin Corp.	28,147	3,266
Terex Corp.	222,625	5,319

		24,035

Marine - 0.43%
Golar LNG Ltd.C	161,189	2,673

Road & Rail - 0.92%
Ryder System, Inc.	39,350	2,712
Werner Enterprises, Inc.	116,782	2,959

		5,671

Total Industrials		90,121

INFORMATION TECHNOLOGY - 9.45%
Computers & Peripherals - 2.21%
Hewlett Packard Enterprise Co.	317,896	5,296
HP, Inc.	317,896	3,901
Seagate Technology PLCA C	206,250	4,490

		13,687

Electronic Equipment & Instruments - 2.47%
Avnet, Inc.	138,711	5,704
Flextronics International Ltd.B	518,193	6,296
Keysight Technologies, Inc.B	127,041	3,313

		15,313

IT Consulting & Services - 1.21%
Computer Sciences Corp.	59,168	1,960
CSRA, Inc.	59,168	1,536
Total System Services, Inc.	78,486	4,014

		7,510

Semiconductor Equipment & Products - 2.84%
Marvell Technology Group Ltd.	568,324	5,672
Microchip Technology, Inc.	125,035	6,075
ON Semiconductor Corp.B	608,067	5,758

		17,505

Software - 0.72%
Navient Corp.	327,562	4,478

Total Information Technology		58,493

MATERIALS - 5.06%
Chemicals - 2.45%
Ashland, Inc.	54,553	6,088

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Eastman Chemical Co.	56,402	$4,308
FMC Corp.	109,706	4,746

		15,142

Construction Materials - 1.04%
CRH PLC, ADRA G	220,998	6,433

Containers & Packaging - 1.57%
Owens-Illinois, Inc.B	232,467	4,291
Packaging Corp. of America	83,696	5,431

		9,722

Total Materials		31,297

UTILITIES - 6.47%
Electric - 5.11%
CenterPoint Energy, Inc.	68,486	1,469
Edison International	88,282	6,242
Great Plains Energy, Inc.	190,747	5,957
PG&E Corp.	103,404	6,018
Pinnacle West Capital Corp.	164,556	11,956

		31,642

Gas - 0.67%
UGI Corp.	103,332	4,158

Multi-Utilities - 0.69%
Xcel Energy, Inc.	106,678	4,270

Total Utilities		40,070

Total Common Stock (Cost $589,748)		590,886

SHORT-TERM INVESTMENTS - 4.24% (Cost $26,248)
American Beacon U.S. Government Money Market Select Fund, Select ClassH	26,247,853	26,248

SECURITIES LENDING COLLATERAL - 2.07%
DWS Government and Agency Securities Portfolio, Institutional Class	6,419,710	6,492
American Beacon U.S. Government Money Market Select Fund, Select ClassH	6,329,965	6,330

Total Securities Lending Collateral (Cost $12,822)		12,822

TOTAL INVESTMENTS - 101.79% (Cost $628,818)		629,956
LIABILITIES, NET OF OTHER ASSETS - (1.79%)		(11,093)

TOTAL NET ASSETS - 100.00%		$618,863

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at April 30, 2016.
D	LLC - Limited Liability Company.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	ADR - American Depositary Receipt.
H	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

Futures Contracts Open on April 30, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P E-Mini Index June Futures	Long	171	June 2016	$24,936,930	$(366,002)

				$24,936,930	$(366,002)

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$638,734	$597,378
Investments in affiliated securities, at fair value B	21,283	32,578
Deposit with brokers for futures contracts	552	1,310
Dividends and interest receivable	1,789	502
Receivable for investments sold	663	9,181
Receivable for fund shares sold	241	436
Receivable for tax reclaims	2	—
Receivable for variation margin on open futures contracts	91	—
Prepaid expenses	35	46

Total assets	663,390	641,431

Liabilities:
Payable for investments purchased	2,477	8,202
Payable for fund shares redeemed	363	578
Payable for variation margin from open futures contracts	—	366
Payable upon return of securities loaned	—	12,822
Management and investment advisory fees payable	196	251
Administrative service and service fees payable	168	227
Transfer agent fees payable	21	15
Custody and fund accounting fees payable	9	5
Professional fees payable	30	40
Trustee fees payable	28	10
Payable for prospectus and shareholder reports	79	47
Other liabilities	20	5

Total liabilities	3,391	22,568

Net Assets	$659,999	$618,863

Analysis of Net Assets:
Paid-in-capital	635,873	633,936
Undistributed (or overdistribution of) net investment income	4,863	2,282
Accumulated net realized (loss)	(12,679)	(18,127)
Unrealized appreciation of investments	31,851	1,138
Unrealized appreciation or (depreciation) of futures contracts	91	(366)

Net assets	$659,999	$618,863

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands except share and per share amounts)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	6,113,147	18,273,422

Y Class	1,924,387	5,462,333

Investor Class	9,649,683	19,019,926

Advisor Class	758,577	521,123

A Class	2,021,323	1,649,489

C Class	3,112,875	469,954

AMR Class	23,540,515	—

Net assets (not in thousands):
Institutional Class	$91,525,774	$248,760,226

Y Class	$28,906,661	$73,787,807

Investor Class	$129,996,341	$261,328,415

Advisor Class	$10,774,090	$6,942,215

A Class	$27,183,826	$21,963,612

C Class	$42,289,068	$6,080,554

AMR Class	$329,323,585	$—

Net asset value, offering and redemption price per share:
Institutional Class	$14.97	$13.61

Y Class	$15.02	$13.51

Investor Class	$13.47	$13.74

Advisor Class	$14.20	$13.32

A Class	$13.45	$13.32

A Class (Offering Price)	$14.27	$14.13

C Class	$13.59	$12.94

AMR Class	$13.99	$—

A Cost of investments in unaffiliated securities	$606,883	$596,240
B Cost of investments in affiliated securities	$21,283	$32,578
C Fair value securities on loan	$—	$12,565

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2016 (Unaudited) (in thousands)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$5,295	$7,873
Dividend income from affiliated securities	15	8
Interest income	3,701	—
Income derived from securities lending	—	30

Total investment income	9,011	7,911

Expenses:
Management and investment advisory fees (Note 2)	658	1,575
Administrative service fees (Note 2):
Institutional Class	138	367
Y Class	43	104
Investor Class	205	416
Advisor Class	17	10
A Class	39	26
C Class	63	9
AMR Class	81	—
Transfer agent fees:
Institutional Class	8	23
Y Class	1	2
Investor Class	6	5
Advisor Class	—	1
A Class	1	1
C Class	2	1
AMR Class	8	—
Custody and fund accounting fees	49	40
Professional fees	32	41
Registration fees and expenses	50	46
Service fees (Note 2):
Y Class	14	35
Investor Class	222	347
Advisor Class	14	8
A Class	20	13
C Class	32	4
Distribution fees (Note 2):
Advisor Class	14	8
A Class	33	22
C Class	212	29
Prospectus and shareholder report expenses	31	39

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2016 (Unaudited) (in thousands)

	Balanced Fund	Mid-Cap Value Fund
Trustee fees	30	23
Other expenses	32	24

Total expenses	2,055	3,219

Net fees and expenses recouped by Manager (Note 2)	—	—

Net expenses	2,055	3,219

Net investment income	6,956	4,692

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(3,395)	(15,766)
Commission recapture (Note 3)	3	18
Futures contracts	281	524
Change in net unrealized appreciation (depreciation) of:
Investments	(4,215)	5,583
Futures contracts	27	(793)

Net (loss) from investments	(7,299)	(10,434)

Net (decrease) in net assets resulting from operations	$(343)	$5,742)

A Foreign taxes	$53	$2

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,956	$20,253	$4,692	$7,505
Net realized gain (loss) from investments, commission recapture, and futures contracts	(3,111)	100,308	(15,224)	52,954
Change in net unrealized appreciation (depreciation) from investments and futures contracts	(4,188)	(122,052)	4,790	(47,750)

Net increase (decrease) in net assets resulting from operations	(343)	(1,491)	(5,742)	12,709

Distributions to Shareholders:
Net investment income:
Institutional Class	(617)	(1,222)	(3,043)	(1,280)
Y Class	(141)	(577)	(804)	(221)
Investor Class	(779)	(2,181)	(2,884)	(1,552)
Advisor Class	(50)	(160)	(40)	(46)
A Class	(146)	(392)	(117)	(72)
C Class	(126)	(320)	(12)	—
AMR Class	(2,806)	(11,500)	—	(1,014)
Net realized gain from investments:
Institutional Class	(4,629)	(3,535)	(12,422)	(5,870)
Y Class	(1,587)	(1,914)	(3,405)	(997)
Investor Class	(7,812)	(8,247)	(14,626)	(7,616)
Advisor Class	(610)	(699)	(346)	(281)
A Class	(1,381)	(1,316)	(800)	(577)
C Class	(2,351)	(1,788)	(323)	(165)
AMR Class	(16,899)	(33,411)	—	(3,583)

Net distributions to shareholders	(39,934)	(67,262)	(38,822)	(23,274)

Capital Share Transactions:
Proceeds from sales of shares	35,574	236,623	101,380	315,121
Reinvestment of dividends and distributions	39,386	66,464	38,346	23,009
Cost of shares redeemed	(92,903)	(546,316)	(140,204)	(287,702)
Redemption fees	—	—	—	37

Net increase (decrease) in net assets from capital share transactions	(17,943)	(243,229)	(478)	50,465

Net increase (decrease) in net assets	(58,220)	(311,982)	(45,042)	39,900

Net Assets:
Beginning of period	718,219	1,030,201	663,905	624,005

End of Period *	$659,999	$718,219	$618,863	$663,905

*Includes undistributed (or overdistribution of) net investment income	$5,211	$2,572	$2,201	$4,491

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

On September 21, 2015, the Board of Trustees (the “Board”) approved the liquidation of the AMR Class shares of the Balanced and Mid-Cap Value Funds. The Class closed on December 11, 2015 for the Mid-Cap Value Fund and is expected to close on or about May 31, 2016 for the Balanced Fund.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended April 30, 2016 were as follows (in thousands):

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
Balanced	0.20%	$658	$493	$165
Mid-Cap Value	0.47%	1,478	1,319	159

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Mid-Cap Value Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently, the Manager receives 10% of such income for the lending Funds. This fee is included in Income derived from securities lending and management and investment advisory fees on the Statements of Operations. During the six months ended April 30, 2016, securities lending fees paid to the Manager were $3,001.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, A, and C Classes and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the six months

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

ended April 30, 2016, the Manager earned fees totaling $2,998 from the Mid-Cap Value Fund’s direct investment in the USG Select Fund and $5,024 from the securities lending collateral invested in the USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2016, the Balanced Fund loaned on average $1,690,601 for 79 days at a rate of 0.94% with interest earned of $3,387. During the six months ended April 30, 2016, the Mid-Cap Value Fund did not utilize the credit facility.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended April 30, 2016, Foreside collected $9,756 and $904 for the Balanced and Mid-Cap Value Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended April 30, 2016, CDSC fees of $47 were collected for The Balanced Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended April 30, 2016, CDSC fees of $9,933 and $151 were collected for the Balanced and Mid-Cap Value Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available, are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities are normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

As of April 30, 2016, the Funds’ investments were classified as described below (in thousands):

Balanced Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$395,913	$—	$—	$395,913
Preferred Stock	1,267	—	—	1,267
Corporate Obligations	—	93,210	—	93,210
Foreign Government Obligations	—	213	—	213
Asset-Backed Obligations	—	7,934	—	7,934
Commercial Mortgage-Backed Obligations	—	12,823	—	12,823
U.S. Agency Mortgage-Backed Obligations	—	49,370	—	49,370
U.S. Treasury Obligations	—	75,839	—	75,839
Municipal Obligations	—	2,165	—	2,165
Short-Term Investments – Money Market Funds	21,283	—	—	21,283

Total Investments in Securities	$418,463	$241,554	$—	$660,017

Financial Derivative Instruments - Assets
Futures Contracts	$90	$—	$—	$90

Mid-Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$590,886	$—	$—	$590,886
Short-Term Investments – Money Market Funds	26,248	—	—	26,248
Securities Lending Collateral invested in Money Market Funds	12,822	—	—	12,822

Total Investments in Securities	$629,956	$—	$—	$629,956

Financial Derivative Instruments - Liabilities
Futures Contracts	$(366)	$—	$—	$(366)

(1)	Refer to the Schedules of Investments for industry information.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended April 30, 2016, there were no transfers between levels.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Mid-Cap Value Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

recorded on the ex-dividend date. To the extent necessary to fully distribute capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2016 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term,

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

5. Financial Derivative Instruments

The Balanced and Mid-Cap Value Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended April 30, 2016, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Six Months ended April 30, 2016
Balanced	239
Mid-Cap Value	209

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of April 30, 2016:

Statements of Assets and Liabilities	Derivative	Balanced	Mid-Cap Value
Receivable for variation margin from open futures contracts(2)	Equity Contracts	$90	$—
Payable for variation margin from open futures contracts(2)	Equity Contracts	—	(366)

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended April 30, 2016:

Statements of Operations		Balanced	Mid-Cap Value
Net realized gain (loss) from futures contracts	Equity Contracts	$281	$524
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	27	(793)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

6. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risk

The Balanced Fund will be exposed to credit risk with respect to issuers of fixed-income portfolio securities. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of issuers. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as “Deposits with brokers for futures contracts” and “Payable to brokers for futures contracts”, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2016 (in thousands).

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Balanced Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$90	$—	$90

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2016:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.(1)	$90	$—	$—	$90

Mid-Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Securities on Loan	$12,565	$—	$12,565

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2016:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$(366)	$—	$(366)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2016:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(2)	Net Amount
Goldman Sachs & Co. (1)	$(366)	$—	$—	$(366)
MS Securities Services Inc.	5,537	—	(5,537)	—
National Financial Services Corp.	1,911	—	(1,911)	—
UBS Securities, LLC	5,117	—	(5,117)	—

	$12,199	$—	$(12,565)	$(366)

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.
(2)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $12,822 has been received in connection with securities lending transactions.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Balanced Fund		Mid-Cap Value Fund
	Six months ended April 30, 2016	Year Ended October 31, 2015	Six months ended April 30, 2016	Year Ended October 31, 2015
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$650	$1,579	$3,043	$2,270
Y Class	152	770	804	389
Investor Class	834	3,014	2,884	2,836
Advisor Class	54	231	40	93
A Class	156	525	117	169
C Class	143	501	12	28
AMR Class	2,925	14,875	—	1,618
Long-Term Capital Gain
Institutional Class	4,596	3,178	12,422	4,880
Y Class	1,576	1,721	3,405	829
Investor Class	7,757	7,414	14,626	6,332
Advisor Class	606	628	346	234
A Class	1,371	1,183	800	479
C Class	2,334	1,607	323	137
AMR Class	16,780	30,036	—	2,979

Total distributions	$39,934	$67,262	$38,822	$23,273

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Balanced Fund	Mid-Cap Value Fund
Cost basis of investments for federal income tax purposes	$635,660	$631,646
Unrealized appreciation	63,128	45,151
Unrealized depreciation	(38,771)	(46,841)

Net unrealized appreciation	24,357	(1,690)
Undistributed ordinary income	5,677	2,062
Accumulated long-term capital gain	—	—
Accumulated capital and other losses	(5,999)	(15,078)
Other temporary differences	91	(367)

Distributable earnings or (deficits)	$24,126	$(15,073)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or losses on certain derivative instruments, reclassifications of income from real estate investment securities and book amortization of premiums.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, reclassifications of income from real estate investment securities and dividends that have been reclassified as of April 30, 2016 (in thousands):

	Balanced Fund	Mid-Cap Value Fund
Paid-in-capital	$—	$—
Undistributed net investment income	348	(82)
Accumulated net realized gain (loss)	(348)	81
Unrealized appreciation or depreciation of investments and futures contracts	—	1

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Balanced Fund had $2,261 short-term and $3,647 long term capital loss carryforwards, and Mid-Cap Value Fund had $9,179 short-term and $6,265 long-term capital loss carryforwards as of April 30, 2016 (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2016 were as follows (in thousands):

	Balanced Fund	Mid-Cap Value Fund
Purchases (excluding U.S. government securities)	$103,246	$95,207
Sales and maturities (excluding U.S. government securities)	180,323	132,942
Purchases of U.S. government securities	6,194	—
Sales and maturities of U.S. government securities	56,117	—

A summary of the Funds’ direct transactions and security lending collateral transactions in the USG Select Fund for the six months ended April 30, 2016 is set forth below (in thousands):

	Type of Transaction	October 31, 2015 Shares/Fair Value	Purchases	Sales	April 30, 2016 Shares/Fair Value	Dividend Income
Balanced	Direct	$—	$42,633	$21,350	$21,283	$15
Mid-Cap Value	Direct	—	78,621	52,373	26,248	8
Mid-Cap Value	Securities Lending	10,588	77,438	81,695	6,330	N/A

9. Securities Lending

The Mid-Cap Value Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$12,565	$—	$12,822

Cash collateral is listed on the Mid-Cap Value Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months Ended April 30, 2016

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	509	$7,563	657	$9,668	619	$8,173	90	$1,214
Reinvestment of dividends	357	5,223	111	1,626	639	8,416	47	660
Shares redeemed	(1,033)	(15,140)	(1,316)	(19,179)	(2,503)	(33,069)	(278)	(3,842)

Net (decrease) in shares outstanding	(167)	$(2,354)	(548)	$(7,885)	(1,245)	$(16,480)	(141)	$(1,968)

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	329	$4,334	280	$3,750	65	$872
Reinvestment of dividends	111	1,457	173	2,299	1,443	19,705
Shares redeemed	(456)	(6,212)	(503)	(6,676)	(639)	(8,786)

Net increase (decrease) in shares outstanding	(16)	$(421)	(50)	$(627)	869	$11,791

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,096	$40,445	1,408	$17,995	2,480	$32,807	114	$1,466
Reinvestment of dividends	1,150	15,065	323	4,204	1,321	17,472	30	386
Shares redeemed	(3,651)	(48,616)	(1,091)	(14,059)	(5,471)	(71,254)	(91)	(1,165)

Net increase (decrease) in shares outstanding	595	$6,894	640	$8,140	(1,670)	$(20,975)	53	$687

	A Class		C Class		AMR Class(1)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	694	$8,207	35	$446	1	$14
Reinvestment of dividends	70	893	26	325	—	—
Shares redeemed	(265)	(3,333)	(41)	(506)	(86)	(1,271)

Net increase (decrease) in shares outstanding	499	$5,767	20	$265	(85)	$(1,257)

(1)	Class closed on 12/11/2015

For the Year Ended October 31, 2015

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,987	$48,746	1,308	$21,588	4,196	$62,493	232	$3,610
Reinvestment of dividends	292	4,725	146	2,375	690	10,149	55	859
Shares redeemed	(1,432)	(23,117)	(1,127)	(18,306)	(4,822)	(71,369)	(305)	(4,682)

Net increase (decrease) in shares outstanding	1,847	$30,354	327	$5,657	64	$1,273	(18)	$(213)

	A Class		C Class		AMR Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,137	$16,867	1,432	$21,546	4,030	$61,773
Reinvestment of dividends	109	1,592	125	1,853	2,952	44,911
Shares redeemed	(882)	(12,823)	(465)	(6,892)	(27,433)	(409,127)

Net increase (decrease) in shares outstanding	364	$5,636	1,092	$16,507	(20,451)	$(302,443)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

	Institutional Class		Y Class		Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,220	$122,878	3,400	$50,233	7,288	$109,453	278	$3,989
Redemption Fees	—	12	—	2	—	15	—	1
Reinvestment of dividends	476	6,981	82	1,190	619	9,156	23	327
Shares redeemed	(4,139)	(61,221)	(778)	(11,517)	(3,765)	(56,035)	(327)	(4,786)

Net increase (decrease) in shares outstanding	4,557	$68,650	2,704	$39,908	4,142	$62,589	(26)	$(469)

	A Class		C Class		AMR Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	425	$6,179	140	$1,987	1,370	$20,402
Redemption Fees	—	1	—	—	—	6
Reinvestment of dividends	42	607	11	151	313	4,597
Shares redeemed	(588)	(8,411)	(64)	(884)	(9,863)	(144,848)

Net increase (decrease) in shares outstanding	(121)	$(1,624)	87	$1,254	(8,180)	$(119,843)

11. Subsequent Events

On September 21, 2015, the Manager announced the Board’s approval of a plan to liquidate and terminate the AMR Class of the Fund on or about May 31, 2016.

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American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.79		$16.79	$16.31	$14.27	$12.89	$12.62

Income from investment operations:
Net investment income	0.16		0.32	0.38	0.30	0.32	0.32
Net gains (losses) from investments (both realized and unrealized)	(0.13)		(0.32)	1.35	2.35	1.38	0.29

Total income from investment operations	0.03		0.00	1.73	2.65	1.70	0.61

Less distributions:
Dividends from net investment income	(0.10)		(0.22)	(0.42)	(0.30)	(0.32)	(0.34)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.85)		(1.00)	(1.25)	(0.61)	(0.32)	(0.34)

Net asset value, end of period	$14.97		$15.79	$16.79	$16.31	$14.27	$12.89

Total return A	0.35	%B	(0.07)%	11.15%	19.04%	13.23%	4.87%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$91,526		$99,174	$74,422	$60,916	$40,938	$30,962
Ratios to average net assets:
Expenses, before reimbursements	0.59	%C	0.58%	0.58%	0.60%	0.59%	0.58%
Expenses, net of reimbursements	0.59	%C	0.58%	0.58%	0.60%	0.59%	0.58%
Net investment income, before reimbursements	2.15	%C	1.83%	2.24%	1.86%	2.27%	2.49%
Net investment income, net of reimbursements	2.15	%C	1.83%	2.24%	1.86%	2.27%	2.49%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

	Y Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.84		$16.83	$16.37	$14.32	$12.93	$12.78

Income from investment operations:
Net investment income	0.16		0.30	0.40	0.39	0.17	0.36
Net gains (losses) from investments (both realized and unrealized)	(0.14)		(0.30)	1.31	2.26	1.51	0.24

Total income from investment operations	0.02		0.00	1.71	2.65	1.68	0.60

Less distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.42)	(0.29)	(0.29)	(0.45)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.84)		(0.99)	(1.25)	(0.60)	(0.29)	(0.45)

Net asset value, end of period	$15.02		$15.84	$16.83	$16.37	$14.32	$12.93

Total return A	0.28	%B	(0.07)%	10.98%	18.97%	13.04%	4.73%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$28,907		$39,151	$36,114	$7,263	$2,482	$401
Ratios to average net assets:
Expenses, before reimbursements	0.67	%C	0.66%	0.67%	0.68%	0.69%	1.48%
Expenses, net of reimbursements	0.67	%C	0.66%	0.68%	0.70%	0.69%	0.70%
Net investment income, before reimbursements	2.07	%C	1.75%	2.01%	1.71%	2.08%	1.55%
Net investment income, net of reimbursements	2.07	%C	1.75%	2.01%	1.69%	2.08%	2.34%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.30		$15.31	$14.98	$13.16	$11.93	$11.66

Income from investment operations:
Net investment income	0.08		0.22	0.42	0.26	0.23	0.25
Net gains (losses) from investments (both realized and unrealized)	(0.08)		(0.26)	1.11	2.13	1.30	0.28

Total income (loss) from investment operations	0.00		(0.04)	1.53	2.39	1.53	0.53
Less distributions:
Dividends from net investment income	(0.08)		(0.19)	(0.37)	(0.26)	(0.30)	(0.26)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.83)		(0.97)	(1.20)	(0.57)	(0.30)	(0.26)

Net asset value, end of period	$13.47		$14.30	$15.31	$14.98	$13.16	$11.93

Total return A	0.15	%B	(0.35)%	10.75%	18.65%	12.86%	4.52%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$129,996		$155,758	$165,808	$109,337	$89,272	$83,657
Ratios to average net assets:
Expenses, before reimbursements	0.90	%C	0.91%	0.92%	0.92%	0.92%	0.92%
Expenses, net of reimbursements	0.90	%C	0.91%	0.92%	0.92%	0.92%	0.92%
Net investment income, before reimbursements	1.85	%C	1.51%	1.84%	1.62%	1.95%	2.16%
Net investment income, net of reimbursements	1.85	%C	1.51%	1.84%	1.62%	1.95%	2.16%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

	Advisor Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.02		$16.04	$15.65	$13.73	$12.36	$12.11

Income from investment operations:
Net investment income (loss)	0.13		0.22	0.18	(0.12)	0.42	0.41
Net gains (losses) from investments (both realized and unrealized)	(0.14)		(0.29)	1.39	2.60	1.14	0.11

Total income (loss) from investment operations	(0.01)		(0.07)	1.57	2.48	1.56	0.52

Less distributions:
Dividends from net investment income	(0.06)		(0.17)	(0.35)	(0.25)	(0.19)	(0.27)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.81)		(0.95)	(1.18)	(0.56)	(0.19)	(0.27)

Net asset value, end of period	$14.20		$15.02	$16.04	$15.65	$13.73	$12.36

Total return A	0.12	%B	(0.58)%	10.58%	18.52%	12.62%	4.33%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,774		$13,510	$14,706	$6,353	$2,507	$3,536
Ratios to average net assets:
Expenses, before reimbursements	1.07	%C	1.06%	1.07%	1.07%	1.09%	1.09%
Expenses, net of reimbursements	1.07	%C	1.06%	1.07%	1.07%	1.09%	1.09%
Net investment income, before reimbursements	1.68	%C	1.35%	1.75%	1.32%	1.82%	2.01%
Net investment income, net of reimbursements	1.68	%C	1.35%	1.75%	1.32%	1.82%	2.01%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.27		$15.29	$14.97	$13.16	$12.06	$11.94

Income from investment operations:
Net investment income	0.12		0.23	0.33	0.22	0.33	0.38
Net gains (losses) from investments (both realized and unrealized)	(0.12)		(0.29)	1.18	2.14	1.17	0.14

Total income (loss) from investment operations	0.00		(0.06)	1.51	2.36	1.50	0.52
Less distributions:
Dividends from net investment income	(0.07)		(0.18)	(0.36)	(0.24)	(0.40)	(0.40)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.82)		(0.96)	(1.19)	(0.55)	(0.40)	(0.40)

Net asset value, end of period	$13.45		$14.27	$15.29	$14.97	$13.16	$12.06

Total return A	0.19	%B	(0.48)%	10.67%	18.45%	12.65%	4.37%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$27,184		$29,074	$25,579	$6,284	$3,127	$588
Ratios to average net assets:
Expenses, before reimbursements	0.98	%C	0.97%	1.02%	1.10%	1.13%	1.59%
Expenses, net of reimbursements	0.98	%C	0.97%	1.04%	1.10%	1.09%	1.10%
Net investment income, before reimbursements	1.76	%C	1.44%	1.68%	1.31%	1.62%	1.47%
Net investment income, net of reimbursements	1.76	%C	1.44%	1.67%	1.30%	1.66%	1.95%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

	C Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.43		$15.47	$15.13	$13.33	$12.13	$11.92

Income from investment operations:
Net investment income	0.07		0.14	0.21	0.17	0.15	0.20
Net gains (losses) from investments (both realized and unrealized)	(0.12)		(0.29)	1.20	2.11	1.29	0.22

Total income (loss) from investment operations	(0.05)		(0.15)	1.41	2.28	1.44	0.42

Less distributions:
Dividends from net investment income	(0.04)		(0.11)	(0.24)	(0.17)	(0.24)	(0.21)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	—	—

Total distributions	(0.79)		(0.89)	(1.07)	(0.48)	(0.24)	(0.21)

Net asset value, end of period	$13.59		$14.43	$15.47	$15.13	$13.33	$12.13

Total return A	(0.20	)%B	(1.14)%	9.80%	17.50%	11.86%	3.56%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$42,289		$45,642	$32,045	$11,574	$3,579	$922
Ratios to average net assets:
Expenses, before reimbursements	1.73	%C	1.72%	1.78%	1.84%	1.85%	2.34%
Expenses, net of reimbursements	1.73	%C	1.72%	1.79%	1.85%	1.83%	1.82%
Net investment income, before reimbursements	1.01	%C	0.69%	0.94%	0.51%	0.88%	0.66%
Net investment income, net of reimbursements	1.01	%C	0.69%	0.93%	0.50%	0.90%	1.18%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.82		$15.80	$15.44	$13.54	$12.27	$12.02

Income from investment operations:
Net investment income	0.19		0.01	0.39	0.27	0.31	0.34
Net gains (losses) from investments (both realized and unrealized)	(0.15)		0.05	1.28	2.27	1.34	0.27

Total income from investment operations	0.04		0.06	1.67	2.54	1.65	0.61

Less distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.48)	(0.33)	(0.38)	(0.36)
Distributions from net realized gains	(0.75)		(0.78)	(0.83)	(0.31)	–	–

Total distributions	(0.87)		(1.04)	(1.31)	(0.64)	(0.38)	(0.36)

Net asset value, end of period	$13.99		$14.82	$15.80	$15.44	$13.54	$12.27

Total return A	0.45	%B	0.28%	11.40%	19.32%	13.55%	5.09%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$329,323		$335,910	$681,527	$640,579	$710,816	$734,927
Ratios to average net assets:
Expenses, before reimbursements	0.32	%C	0.31%	0.32%	0.33%	0.32%	0.33%
Expenses, net of reimbursements	0.32	%C	0.31%	0.32%	0.33%	0.32%	0.33%
Net investment income, before reimbursements	2.41	%C	2.11%	2.45%	2.29%	2.57%	2.75%
Net investment income, net of reimbursements	2.41	%C	2.11%	2.45%	2.29%	2.57%	2.75%
Portfolio turnover rate	16	%B	62%	34%	56%	58%	47%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$14.62		$14.76	$14.33	$10.95	$9.73	$9.27

Income from investment operations:
Net investment income	0.11		0.16	0.12	0.13	0.14	0.09
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.25	1.27	3.93	1.21	0.48

Total income (loss) from investment operations	(0.13)		0.41	1.39	4.06	1.35	0.57

Less distributions:
Dividends from net investment income	(0.17)		(0.10)	(0.11)	(0.20)	(0.13)	(0.11)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	—	—

Total distributions	(0.88)		(0.55)	(0.96)	(0.68)	(0.13)	(0.11)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—

Net asset value, end of period	$13.61		$14.62	$14.76	$14.33	$10.95	$9.73

Total return A	(0.67	)%B	2.73%	10.20%	39.18%	14.07%	6.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$248,760		$258,503	$193,635	$72,207	$34,208	$33,441
Ratios to average net assets:
Expenses, before reimbursements	0.86	%C	0.85%	0.89%	0.99%	1.06%	1.10%
Expenses, net of reimbursements	0.89	%C	0.85%	0.93%	0.98%	0.98%	0.97%
Net investment income, before reimbursements	1.67	%C	1.10%	0.92%	1.05%	1.17%	0.91%
Net investment income, net of reimbursements	1.64	%C	1.10%	0.88%	1.06%	1.25%	1.04%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

	Y Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$14.52		$14.66	$14.25	$10.92	$9.72	$9.27

Income from investment operations:
Net investment income	0.11		0.15	0.18	0.17	0.13	0.08
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.26	1.19	3.86	1.21	0.48

Total income (loss) from investment operations	(0.13)		0.41	1.37	4.03	1.34	0.56

Less distributions:
Dividends from net investment income	(0.17)		(0.10)	(0.11)	(0.22)	(0.14)	(0.11)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	–	–

Total distributions	(0.88)		(0.55)	(0.96)	(0.70)	(0.14)	(0.11)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—

Net asset value, end of period	$13.51		$14.52	$14.66	$14.25	$10.92	$9.72

Total return A	(0.72	)%B	2.76%	10.15%	38.99%	13.97%	5.98%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$73,788		$70,009	$31,075	$2,814	$516	$52
Ratios to average net assets:
Expenses, before reimbursements	0.95	%C	0.94%	0.98%	1.11%	1.28%	11.62%
Expenses, net of reimbursements	0.98	%C	0.94%	0.98%	1.08%	1.06%	1.06%
Net investment income (loss), before reimbursements	1.59	%C	1.02%	0.80%	0.79%	0.82%	(9.44)%
Net investment income, net of reimbursements	1.56	%C	1.02%	0.80%	0.82%	1.03%	1.12%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.C Annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	LMCG Investments (formerly known as Lee Munder Capital Group, LLC) was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011 and terminated on April 30, 2015.
F	Amounts represent less than $0.01 per share.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$14.73		$14.89	$14.47	$10.98	$9.71	$9.20

Income from investment operations:
Net investment income (loss)	0.10		0.13	0.16	0.23	0.34	(0.03	)G
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.25	1.21	3.83	1.00	0.63

Total income (loss) from investment operations	(0.14)		0.38	1.37	4.06	1.34	0.60

Less distributions:
Dividends from net investment income	(0.14)		(0.09)	(0.10)	(0.09)	(0.07)	(0.09)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	—	—

Total distributions	(0.85)		(0.54)	(0.95)	(0.57)	(0.07)	(0.09)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—
Net asset value, end of period	$13.74		$14.73	$14.89	$14.47	$10.98	$9.71

Total return A	(0.77	)%B	2.52%	9.99%	38.69%	13.84%	6.49%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$261,328		$304,800	$246,405	$17,871	$4,157	$1,812
Ratios to average net assets:
Expenses, before reimbursements	1.10	%C	1.09%	1.13%	1.25%	1.44%	1.32%
Expenses, net of reimbursements	1.13	%C	1.09%	1.14%	1.23%	1.23%	1.23%
Net investment income, before reimbursements	1.45	%C	0.87%	0.61%	0.68%	0.75%	1.33%
Net investment income, net of reimbursements	1.42	%C	0.87%	0.60%	0.70%	0.96%	1.42%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

	Advisor Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$14.27		$14.46	$14.07	$10.81	$9.56	$9.12

Income from investment operations:
Net investment income	0.08		0.08	0.11	0.11	0.05	0.07
Net gains (losses) from investments (both realized and unrealized)	(0.24)		0.25	1.17	3.83	1.23	0.45

Total income (loss) from investment operations	(0.16)		0.33	1.28	3.94	1.28	0.52

Less distributions:
Dividends from net investment income	(0.08)		(0.07)	(0.04)	(0.20)	(0.03)	(0.08)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	—	—

Total distributions	(0.79)		(0.52)	(0.89)	(0.68)	(0.03)	(0.08)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—

Net asset value, end of period	$13.32		$14.27	$14.46	$14.07	$10.81	$9.56

Total return A	(0.93	)%B	2.25%	9.58%	38.43%	13.44%	5.65%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,942		$6,684	$7,149	$728	$465	$37
Ratios to average net assets:
Expenses, before reimbursements	1.38	%C	1.37%	1.40%	1.61%	1.99%	1.98%
Expenses, net of reimbursements	1.41	%C	1.37%	1.46%	1.49%	1.48%	1.49%
Net investment income, before reimbursements	1.17	%C	0.58%	0.35%	0.46%	0.10%	0.21%
Net investment income, net of reimbursements	1.13	%C	0.58%	0.30%	0.58%	0.61%	0.69%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	LMCG Investments (formerly known as Lee Munder Capital Group, LLC) was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011 and terminated on April 30, 2015.
F	Amounts represent less than $0.01 per share.
G	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$14.28		$14.43	$14.09	$10.82	$9.61	$9.18

Income from investment operations:
Net investment income	0.08		0.11	0.13	0.14	0.09	0.11
Net gains (losses) from investments (both realized and unrealized)	(0.23)		0.25	1.16	3.80	1.20	0.40

Total income (loss) from investment operations	(0.15)		0.36	1.29	3.94	1.29	0.51

Less distributions:
Dividends from net investment income	(0.10)		(0.06)	(0.10)	(0.19)	(0.08)	(0.08)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	–	–

Total distributions	(0.81)		(0.51)	(0.95)	(0.67)	(0.08)	(0.08)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—

Net asset value, end of period	$13.32		$14.28	$14.43	$14.09	$10.82	$9.61

Total return A	(0.85	)%B	2.43%	9.68%	38.39%	13.56%	5.49%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$21,964		$16,422	$18,345	$1,667	$264	$101
Ratios to average net assets:
Expenses, before reimbursements	1.25	%C	1.25%	1.33%	1.48%	1.61%	3.44%
Expenses, net of reimbursements	1.28	%C	1.25%	1.33%	1.49%	1.49%	1.48%
Net investment income (loss), before reimbursements	1.30	%C	0.71%	0.42%	0.44%	0.56%	(1.36)%
Net investment income, net of reimbursements	1.27	%C	0.71%	0.42%	0.43%	0.68%	0.60%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

	C Class
	Six Months Ended April 30, 2016		Year Ended October 31,
			2015D	2014	2013	2012	2011E
	(unaudited)
Net asset value, beginning of period	$13.87		$14.08	$13.81	$10.70	$9.56	$9.18

Income from investment operations:
Net investment income	0.03		0.01	0.08	0.11	0.06	0.05
Net gains (losses) from investments (both realized and unrealized)	(0.22)		0.23	1.09	3.67	1.15	0.38

Total income (loss) from investment operations	(0.19)		0.24	1.17	3.78	1.21	0.43

Less distributions:
Dividends from net investment income	(0.03)		—	(0.05)	(0.19)	(0.07)	(0.05)
Distributions from net realized gains	(0.71)		(0.45)	(0.85)	(0.48)	—	—

Total distributions	(0.74)		(0.45)	(0.90)	(0.67)	(0.07)	(0.05)

Redemption fees added to beneficial interestsF	—		—	—	—	—	—

Net asset value, end of period	$12.94		$13.87	$14.08	$13.81	$10.70	$9.56

Total return A	(1.25	)%B	1.64%	8.88%	37.32%	12.75%	4.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$6,081		$6,239	$5,104	$905	$254	$22
Ratios to average net assets:
Expenses, before reimbursements	2.02	%C	2.01%	2.12%	2.25%	2.46%	19.14%
Expenses, net of reimbursements	2.05	%C	2.01%	2.13%	2.24%	2.22%	2.24%
Net investment income (loss), before reimbursements	0.52	%C	(0.05)%	(0.33)%	(0.27)%	(0.40)%	(16.96)%
Net investment income (loss), net of reimbursements	0.49	%C	(0.05)%	(0.34)%	(0.26)%	(0.15)%	(0.06)%
Portfolio turnover rate	16	%B	79%	24%	48%	87%	107%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.
D	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
E	LMCG Investments (formerly known as Lee Munder Capital Group, LLC) was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011 and terminated on April 30, 2015.
F	Amounts represent less than $0.01 per share.

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Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement of the Funds

(Unaudited)

At its March 3–4, 2016 meetings, the Boards of Trustees (“Board”) considered the approval of a new Management Agreement (“New Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (the “Trust”) on behalf of the existing series of the Trust, including the series of the Trust covered in this shareholder report (each, a “Fund”). The New Agreement combines the terms of each Fund’s prior management agreement and administration agreement and establishes separate standardized fee schedules for four categories of Funds, which include fee schedule breakpoints. The Board considered that, with respect to each Fund, the single management fee rate under the New Agreement does not exceed the former combined investment management and administrative services fee rates, and there is no change to the investment management or administrative services provided or the aggregate fees charged to the Fund.

The Board reviewed information provided by the Manager in response to requests from the Board in connection with the Board’s consideration of the New Agreement. The Board also considered information that had been provided by the Manager to the Board at its November 9-10, 2015 meetings when the Board had met with various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the New Agreement. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

The Board determined that it did not need to consider certain factors that it typically considers during its review of the Funds’ management agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Funds by the Manager at in-person meetings held on June 2–3, 2015, when it reviewed the prior management agreement or, in connection with the initial approval of that agreement. The Board noted that it previously had considered and approved the prior management agreement at an in-person meeting held on November 12, 2014, at telephonic meetings held on November 26, 2014 and December 6, 2014 and at an in-person meeting held on December 10, 2014.

In connection with the Board’s review of the New Agreement, the Board considered, among other things, information provided by the Manager regarding the terms of the New Agreement and the relevant differences between the New Agreement and the prior management agreement and administration agreement. The Board considered the Manager’s representations that the New Agreement would not reduce or modify in any way the nature or level of the advisory or administration services provided to the Funds. The Board also considered that the fee rate payable by a Fund under the New Agreement would not exceed the aggregate fee rate payable by the Fund under the prior management agreement and administration agreement. Additionally, the Board considered the Manager’s representation that there would be no change in the professional personnel who primarily perform management and administrative services for the Funds and the Manager’s representations regarding disclosure of the New Agreement to new and existing shareholders. The Board also considered that an independent consultant retained to assist the Board in evaluating the Manager’s proposal to combine the prior management agreement and administration agreement had concluded that the proposal was reasonable and in the best interest of shareholders.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to each Fund; (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund; and (3) approved the Management Agreement on behalf of each Fund.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/16

American Beacon
FUNDS
2016 SEMI-ANNUAL REPORT
APRIL 30, 2016
GARCIA HAMILTON QUALITY BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2016

Dear Shareholders,

During the six-month period ended April 30, 2016, disparate central bank policies, uneven economic growth and volatile oil prices set the stage for mixed returns around the globe. Early in the period, uncertainty over the timing of the U.S. Federal Reserve’s (“the Fed”) first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, following months of speculation, the Federal Open Market Committee (“FOMC”) increased its benchmark lending rates from a range of 0% to 0.25% to a range of 0.25% to 0.5%; it was the first interest rate hike in nearly a decade.

Conversely, during first quarter 2016, many central banks around the world decided to continue or expand their economic stimulation policies. The Bank of Japan (“BOJ”) pushed its rates into negative territory and the European Central Bank (“ECB”) cut a key rate to zero in March 2016. China’s slowing growth also escalated concerns for markets and companies around the globe. In this environment, international stocks fluctuated from one extreme to another; domestic stocks made modest gains thanks to a rally in oil prices and positive economic reports; and emerging-market stocks rebounded and outpaced developed-market stocks. Bonds outperformed stocks thanks to declining interest rates.

During the month of April 2016, the BOJ and the ECB left their interest rate policies unchanged. On April 27, 2016, the FOMC decided to maintain its short-term interest rates in the range of 0.25% to 0.5%. If the U.S. economy continues to expand, the FOMC plans to increase short-term interest rates. Crude oil also rallied from $38 to $46 per barrel.

•	From its inception on April 4, 2016, through April 30, 2016, the American Beacon Garcia Hamilton Quality Bond Fund (Investor Class) returned -0.53%. The Fund is designed to provide income, quality and liquidity consistent with the preservation of capital.

For the period since the Fund’s inception, the Barclays Capital U.S. Aggregate Index – a benchmark for investment-grade bonds invested in the U.S. - returned 0.34%.

We are proud to offer a broad range of funds to help investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President,
American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2016 (Unaudited)

The inception date for the Garcia Hamilton Quality Bond Fund (“the Fund”) was April 4, 2016, and the returns below reflect performance from inception through April 30, 2016. The Investor Class of the Fund returned -0.53%, which underperformed the Barclays U.S. Aggregate Index (“the Index”) return of 0.34%.

Total Returns for the Period ended 4/30/16

	Ticker	Since Inception 4/4/16*
Institutional Class (1,3)	GHQIX	(0.53%)
Y Class (1,3)	GHQYX	(0.55%)
Investor Class (1,3)	GHQPX	(0.53%)
Barclays Capital U.S. Aggregate Index (2)		0.34%

*	Not annualized
1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1.800.967.9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
2.	The Barclays Capital U.S. Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.
3.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, and Investor Class shares was 0.70%, 0.80%, and 1.07%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During its initial stage of investment, the Fund’s duration was neutral to that of the Index, but the sector allocations differed. The Fund was underweight Corporates and Agency Mortgages, which were the best-performing sectors in the Index, and it was overweight Agency notes, which were among the worst-performing sectors. Additionally, the initial investment of the Fund’s assets reflected a greater impact from trading costs as compared to the Index.

Within Corporates, lower-rated issuers outperformed during the period as the U.S. economy advanced, commodity prices stabilized, and the Federal Reserve Board remained optimistic. The Fund invests only in higher-quality Corporate issuers and did not benefit from the outperformance in lower-rated issuers.

While the first month of operation provided its challenges, the Fund was designed to offer high-quality exposure to the U.S. bond market and seeks to perform well when equity markets become volatile. Despite recent optimism in the U.S., uncertainty persists in the global environment. Given the potential for increased volatility in Europe and Asia, the Fund plays an important role in investment allocation.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)

Federal Farm Credit Bank, 0.481%, Due 4/9/2018		9.2
Fannie Mae Notes, 1.75%, Due 8/17/2018		6.5
Federal Farm Credit Bank, 0.443%, Due 11/27/2017		5.4
Federal Home Loan Bank, 0.609%, Due 8/25/2017		5.4
Fannie Mae Notes, 1.75%, Due 6/8/2018		4.9
Fannie Mae Notes, 1.75%, Due 8/24/2018		3.4
Federal Home Loan Bank, 0.568%, Due 10/25/2017		1.4
Citigroup, Inc., 4.40%, Due 6/10/2025		0.9
Goldman Sachs Group Inc., 3.85%, Due 7/8/2024		0.9
Berkshire Hathaway, Inc., 3.125%, Due 3/15/2026		0.9

Total Fund Holdings	20

Sector Weightings (% Investments)

U.S. Treasury		22.9
Agency (non-mortgage)		55.5
Corporate		13.4
Finance	9.4
Manufacturing	1.9
Service	1.1
Electric	1.0
Cash Equivalent		8.2

May not equal 100% due to rounding.

3

American Beacon Garcia Hamilton Quality Bond FundSM

Fund Expenses

April 30, 2016 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the period from April 4, 2016 through April 30, 2016.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Fund Expenses

April 30, 2016 (Unaudited)

	Beginning Account Value 4/4/16	Ending Account Value 4/30/16	Expenses Paid During Period* 4/4/16 - 4/30/16
Institutional Class
Actual	$1,000.00	$991.00	$0.33
Hypothetical **	$1,000.00	$1,003.22	$0.33
Y Class
Actual	$1,000.00	$994.20	$0.40
Hypothetical **	$1,000.00	$1,003.15	$0.41
Investor Class
Actual	$1,000.00	$994.50	$0.61
Hypothetical **	$1,000.00	$1,002.94	$0.61

*	Expenses are equal to the Fund’s annualized expense ratios for the since inception period of 0.70%, 0.80% and 1.07% for the Institutional, Y and Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (26) by days in the year (366) to reflect the period.
**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 8.73%
Finance - 6.12%
Aflac, Inc., 3.625%, Due 11/15/2024	$55	$58
Berkshire Hathaway, Inc., 3.125%, Due 3/15/2026	80	84
Citigroup, Inc., 4.40%, Due 6/10/2025	80	82
Goldman Sachs Group Inc., 3.85%, Due 7/8/2024	80	84
JP Morgan Chase & Co., 3.875%, Due 2/1/2024	55	59
MetLife Inc., 4.368%, Due 9/15/2023	55	60
Morgan Stanley, 3.875%, Due 4/29/2024	75	79
Wells Fargo & Co, 3.45%, Due 2/13/2023	60	61

		567

Manufacturing - 1.28%
Apple Inc., 3.45%, Due 5/6/2024	55	59
IBM Corp., 3.625%, Due 2/12/2024	55	59

		118

Service - 0.69%
Wyeth Co., LLC, 6.45%, Due 2/1/2024B	50	63

Utilities - 0.63%
Florida Power & Light Co., 1st Mortgage, 3.25%, Due 6/1/2024	55	58

Total Corporate Obligations (Cost $808)		806

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.19%
Fannie Mae Notes,
1.75%, Due 6/8/2018	450	451
1.75%, Due 8/17/2018	600	602
1.75%, Due 8/24/2018	315	316
Federal Farm Credit Bank
0.443%, Due 11/27/2017 A	500	499
0.481%, Due 4/9/2018 A	850	849
Federal Home Loan Bank
0.609%, Due 8/25/2017 A	500	500
0.568%, Due 10/25/2017	130	130

Total U.S. Government Agency Obligations (Cost $3,349)		3,347

U.S. TREASURY OBLIGATIONS - 14.95% (Cost $1,409)
2.875%, Due 8/15/2045	1,325	1,383

	Shares
SHORT-TERM INVESTMENTS - 5.34% (Cost $494)
American Beacon U.S. Government Money Market Select Fund, Select ClassC	494,255	494

TOTAL INVESTMENTS - 65.21% (Cost $6,060)		6,030
OTHER ASSETS, NET OF LIABILITIES - 34.79%		3,219

TOTAL NET ASSETS - 100.00%		$9,249

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	LLC – Limited Liability Company.
C	The Fund is affiliated by having the same investment advisor.

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Statements of Assets and Liabilities

April 30, 2016 (Unaudited) (in thousands except share and per share amounts)

Garcia Hamilton Quality Bond Fund
Assets:
Investments in unaffiliated securities, at fair value A	$5,536
Investments in affiliated securities, at fair valueB	494
Dividends and interest receivable	23
Receivable for fund shares sold	3,566
Receivable for expense reimbursement (Note 2)	12

Total assets	9,631

Liabilities:
Payable for investments purchased	368
Management and investment advisory fees payable	2
Transfer agent fees payable	1
Professional fees payable	6
Payable for prospectus and shareholder reports	1
Registration expense payable	3
Other liabilities	1

Total liabilities	382

Net Assets	$9,249

Analysis of Net Assets:
Paid-in-capital	9,279
Unrealized (depreciation) of investments	(30)

Net assets	$9,249

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	910,122

Y Class	10,005

Investor Class	10,513

Net assets (not in thousands):
Institutional Class	$9,045,243

Y Class	$99,447

Investor Class	$104,463

Net asset value, offering and redemption price per share:
Institutional Class	$9.94

Y Class	$9.94

Investor Class	$9.94

A Cost of investments in unaffiliated securities	$5,566
B Cost of investments in affiliated securities	$494

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statements of Operations

For the Period Ended April 30, 2016 (Unaudited) (in thousands)

Garcia Hamilton Quality Bond Fund
Investment income:
Interest income	$6

Total investment income	6

Expenses:
Management and investment advisory fees (Note 2)	2
Custody and fund accounting fees	1
Professional fees	6
Registration fees and expenses	3
Prospectus and shareholder report expenses	1
Other expenses	1

Total expenses	14

Net fees waived and expenses reimbursed (Note 2)	(12)

Net expenses	2

Net investment income	4

Realized and unrealized gain (loss) from investments:
Change in net unrealized (depreciation) of:
Investments	(30)

Net (loss) from investments	(30)

Net (decrease) in net assets resulting from operations	$(26)

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statements of Changes in Net Assets (in thousands)

Garcia Hamilton Quality Bond Fund
From April 4 to April 30, 2016
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4
Change in net unrealized (depreciation) from investments	(30)

Net (decrease) in net assets resulting from operations	(26)

Distributions to Shareholders:
Net investment income:
Institutional Class	(4)

Net distributions to shareholders	(4)

Capital Share Transactions:
Proceeds from sales of shares	4,275
Reinvestment of dividends and distributions	4

Net increase in net assets from capital share transactions	4,279

Net increase in net assets:	4,249

Net Assets:
Beginning of Period	5,000

End of Period	$9,249

* Includes undistributed (or overdistribution of) net investment income	$—

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of April 30, 2016, the Trust consists of twenty-four active series, one of which is presented in this filing (individually a “Fund”): American Beacon Garcia Hamilton Quality Bond Fund. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The inception date for all classes of the American Beacon Garcia Hamilton Quality Bond Fund is April 4, 2016.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences among the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary among the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and administrative services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to the sum of 0.35% of the first $5 billion of the Fund’s average daily net assets, 0.325% of the next $5 billion of the Fund’s average daily net assets, 0.30% of the next $10 billion of the Fund’s average daily net assets, and 0.275% of the Fund’s average daily net assets exceeding $20 billion. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid by the Fund during the period ended April 30, 2016 were as follows:

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts paid to Manager
Garcia Hamilton Quality Bond	0.55%	$2,125	$773	$1,352

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

authorizes the management fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the U.S. Government Money Market Select Fund (the “USG Select Fund”). The USG Select Fund and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees totaling 0.10% of the average daily net assets of the Select Fund. During the six-months ended April 30, 2016, the Manager earned $37 in fees from the direct investment in the USG Select Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the period ended April 30, 2016, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse classes of the Fund to the extent that total operating expenses exceeded the Fund’s expense cap. For the period ended April 30, 2016, the Manager reimbursed expenses as follows:

	Expense Caps
Fund	Class	4/4/16 to 4/30/16	Reimbursed or Recovered Expenses	Expiration of Reimbursements
Garcia Hamilton Quality Bond	Institutional	0.45%	$11,310	2019
Garcia Hamilton Quality Bond	Y	0.55%	425	2019
Garcia Hamilton Quality Bond	Investor	0.83%	417	2019

Of these amounts, $12,152 was receivable from the Manager for the period ended April 30, 2016 for the Garcia Hamilton Quality Bond Fund. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2019.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Debt securities are normally valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended April 30, 2016, there were no transfers between levels.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2016, the investments were classified as described below (in thousands):

Garcia Hamilton Quality Bond Fund*	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$806	$—	$806
U.S. Government Agency Obligations	—	3,347	—	3,347
U.S. Treasury Obligations	—	1,383	—	1,383
Short-Term Investments - Money Market Funds	494	—	—	494

Total Investments in Securities	$494	$5,536	$—	$6,030

*	Refer to the Schedule of Investments for Sector and Industry information.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

4. Securities and Other Investments

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular country or company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instrument exposes the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. These risks

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

are heightened when a Fund invests in emerging and frontier market countries, which have less developed capital markets and legal, regulatory, and political systems.

Credit and Counterparty Risks

The Fund will be exposed to credit risk with respect to issuers of portfolio securities. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of issuers. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

Garcia Hamilton Quality Bond Fund From April 4(1) to April 30, 2016
Distributions paid from:
Ordinary income(2)
Institutional Class	$4
Y Class	—
Investor Class	—

Total distributions paid	$4

(1)	Commencement of Operations.
(2)	For tax purposes, short-term capital gains are considered ordinary income distributions.

15

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

As of April 30, 2016, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

Garcia Hamilton Quality Bond Fund
Cost basis of investments for federal income tax purposes	$6,060
Unrealized appreciation	1
Unrealized depreciation	(31)

Net unrealized appreciation (depreciation)	(30)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Other temporary differences	—

Distributable earnings (deficits)	$(30)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. There were no temporary differences for the period ended April 30, 2016.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency and dividends that have been reclassed as of April 30, 2016 (in thousands):

Garcia Hamilton
Paid-in-capital	$—
Undistributed net investment income	—
Accumulated net realized gain (loss)	—
Unrealized appreciation (depreciation) of investments and futures contracts	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of April 30, 2016, the Fund does not have any capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended April 30, 2016 were $5,566 and $1, respectively.

A summary of the Fund’s transactions in the Select Fund for the period ended April 30, 2016 is set forth below (in thousands):

Affiliate	October 31, 2015 Shares/ Fair Value	Purchases	Sales	April 30, 2016 Shares/ Fair Value	Dividend Income
USG Select Fund	$—	$5,754	$5,260	$494	$—	*

*	Amount is less than $500.

16

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2016 (Unaudited)

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (shares and dollars in thousands):

For the Period Ended April 30, 2016

	Institutional Class		Y Class		Investor Class
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	430	$4,270	—	$—	1	$5
Reinvestment of dividends	—	4	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	430	$4,274	—	$—	1	$5

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American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

April 30, 2016 (Unaudited)

	Institutional Class		Y Class		Investor Class
	April 4		April 4		April 4
	to		to		to
	April 30, 2016		April 30, 2016		April 30, 2016
	(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.01		0.01		0.00
Net gains from investments (both realized and unrealized)	(0.06)		(0.07)		(0.05)

Total income from investment operations	(0.05)		(0.06)		(0.05)

Less distributions:
Dividends from net investment income	(0.01)		0.00		(0.01)
Distributions from net realized gains	—		—		—

Total distributions	(0.01)		0.00		(0.01)

Net asset value, end of period	$9.94		$9.94		$9.94

Total return A	(0.53	%)B	(0.55	%)B	(0.53	%)B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$9,045		$99		$105
Ratios to average net assets:
Expenses, before reimbursements	3.49	%C	6.57	%C	6.69	%C
Expenses, net of reimbursements	0.45	%C	0.55	%C	0.83	%C
Net investment (loss), before reimbursements	(2.09	)%C	(5.09	)%C	(5.21	)%C
Net investment income, net of reimbursements	0.95	%C	0.93	%C	0.65	%C
Portfolio turnover rate	0.00	%B	0.00	%B	0.00	%B

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

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19

Disclosure Regarding the Board of Trustees’ Approval of Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

At its March 3–4, 2016 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Garcia Hamilton Quality Bond Fund (“Fund”), a new series of the Trust and (2) the approval of a new investment advisory agreement among the Manager, Garcia Hamilton & Associates, L.P. (“Garcia Hamilton”), and the Trust, on behalf of the Fund (the “Garcia Hamilton Agreement”).

Approval of American Beacon Advisors, Inc.

Prior to the meeting, the Board reviewed information provided by the Manager in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Management Agreement for the Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at its May 14, 2015 and June 2-3, 2015 meetings in connection with the review of the current Management Agreement and Administration Services Agreement between the Manager and the Trust as they related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its March 3–4, 2016 meetings at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the potential materiality of the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Members of the Board’s Investment Committee posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the current Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 14, 2015 and June 2-3, 2015 meetings and the current Administrative Services Agreement at its June 2-3, 2015 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of management and administration services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. At its May 14, 2015 and June 2-3, 2015 meetings, the Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds, except that the Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board also considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board also considered that it would review the performance of Garcia Hamilton in connection with its consideration of the Garcia Hamilton Agreement.

Costs of the Services Provided to the Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund. The Board also considered that the Manager will receive any fees payable by the Fund pursuant to any future securities lending arrangement. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation. Accordingly, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on non-distribution related business. The Board then considered that, at assumed asset levels, the Manager was projected to incur a pre-tax profit with respect to the Fund before distribution revenues and expenses. The Board noted that the Manager was projected to incur a pre-tax loss after distribution revenues and expenses from its first year of rendering services to the Fund.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by comparable funds. The Board considered that the Manager provides comparable services to the Existing Funds at the same rate as proposed for the Fund. The Board also considered that, the management fee rates proposed by the Manager for the Fund, both on a stand-alone basis and combined with the proposed advisory fee rates to be paid to Garcia Hamilton, is higher than the average advisory fee rates paid by peer group funds in the Morningstar, Inc. (“Morningstar”) category for the Fund. In addition, the Board

20

Disclosure Regarding the Board of Trustees’ Approval of Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

considered that the Manager has agreed to limit the expenses of the Fund at competitive market levels through February 28, 2018, which for most share classes of the Fund, are lower than the average expense ratio paid by the peer group funds in the Fund’s Morningstar category. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rates for the Fund contain breakpoints, which the Manager believes properly reflect economies of scale for the benefit of the Fund’s shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Fund, except that AmBeacon’s overall relationship with the Trust has been and will continue to be a factor in helping AmBeacon attract separate account business. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined that the Fund and its shareholders would benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Approval of Garcia Hamilton & Associates, L.P.

Prior to the meeting, the Board reviewed information provided by Garcia Hamilton in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Garcia Hamilton Agreement, and the Investment Committee of the Board met with representatives of Garcia Hamilton.

Provided below is an overview of the primary factors the Board considered at its March 3–4, 2016 meetings at which the Board considered the approval of the Garcia Hamilton Agreement. In determining whether to approve the Garcia Hamilton Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Garcia Hamilton; (3) the potential materiality of the costs to be incurred by Garcia Hamilton in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Garcia Hamilton with other clients; and (7) any other benefits anticipated to be derived by Garcia Hamilton from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Garcia Hamilton Agreement, and each Trustee may have afforded different weight to the various factors. Members of the Board’s Investment Committee posed questions to various management personnel of Garcia Hamilton regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Garcia Hamilton Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Garcia Hamilton Agreement were reasonable and fair and that the approval of the Garcia Hamilton Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by Garcia Hamilton. The Board considered information regarding Garcia Hamilton’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Garcia Hamilton Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Garcia Hamilton’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Garcia Hamilton. The Board considered Garcia Hamilton’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Garcia Hamilton were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Garcia Hamilton Agreement.

Performance of Garcia Hamilton. The Board evaluated the information provided by Garcia Hamilton regarding the performance of Garcia Hamilton’s Fixed Income Aggregate Composite (“Composite”) relative to the performance of the Barclays U.S. Aggregate Bond Index (“Barclays Index”) and the Morningstar Core Bond Peer Group (“Peer Group”). The Board considered Garcia Hamilton’s representation that, for the periods ended December 31, 2015, the Composite outperformed the Barclays Index for the one-, three- and five-year and since-inception periods, and the Peer Group for the one-, three- and five year periods. The Board noted that since-inception performance was not available for the Peer Group. Based on the foregoing information, the Board concluded that the historical investment performance record of Garcia Hamilton supported approval of the Garcia Hamilton Agreement.

Comparisons of the amounts to be paid under the Garcia Hamilton Agreement with those under contracts between Garcia Hamilton and its other clients. In evaluating the Garcia Hamilton Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Garcia Hamilton on behalf of the Fund. The Board considered that Garcia Hamilton’s investment advisory fee rate under the Garcia Hamilton Agreement would be paid to Garcia Hamilton by the Fund. The Board considered the favorable nature of the advisory fee rate proposed for the Fund relative to the fee rates charged to other comparable clients of Garcia Hamilton. The Board also considered the Manager’s representation that, although the combined management and advisory fee rate to be paid to the Manager and Garcia Hamilton was higher than the average advisory fee rate paid by peer group funds in the Fund’s Morningstar category, the Manager had agreed to cap

21

Disclosure Regarding the Board of Trustees’ Approval of Management Agreement and Investment Advisory Agreement of the Fund

(Unaudited)

the Fund’s expenses at competitive market levels through February 28, 2018. After evaluating this information, the Board concluded that Garcia Hamilton’s advisory fee rate under the Garcia Hamilton Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Garcia Hamilton and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Garcia Hamilton from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Garcia Hamilton with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Garcia Hamilton’s representation that the fee schedule proposed for the Fund, which includes a breakpoint, reflects economies of scale related to increased assets under management.

Benefits to be derived by Garcia Hamilton from the relationship with the Fund. The Board considered Garcia Hamilton’s representation that it is not aware of any “fall-out” benefits that would accrue to Garcia Hamilton from its relationship with the Fund. The Board also considered Garcia Hamilton’s representation that Garcia Hamilton does not have any affiliates and does not use soft dollars. Based on the foregoing information, the Board concluded that the potential benefits accruing to Garcia Hamilton by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Garcia Hamilton, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Garcia Hamilton Agreement is in the best interests of the Fund and approved the Garcia Hamilton Agreement.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 4/16

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 8, 2016

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 8, 2016